UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2008

DATE TARGET FUNDS:

- MyDestination 2005 Fund
- MyDestination 2015 Fund
- MyDestination 2025 Fund
- MyDestination 2035 Fund
- MyDestination 2045 Fund

BLENDED FUNDS:

- Flexible Income Fund
- Growth & Income Fund
- Capital Opportunities Fund
- Global Equity Fund
- Flexible Income Fund I
- Growth & Income Fund I
- Capital Opportunities Fund I
- Global Equity Fund I

SELECT FUNDS:

- Money Market Fund
- Low-Duration Bond Fund
- Medium-Duration Bond Fund
- Extended-Duration Bond Fund
- Global Bond Fund
- Equity Index Fund
- Real Estate Securities Fund
- Value Equity Fund
- Growth Equity Fund
- Small Cap Equity Fund
- International Equity Fund

GuideStone® Funds

Well Done…good and faithful servant. MATTHEW 25:21

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 84.8%
GuideStone Money Market Fund (GS4 Class)¥	1,093,893	$1,093,893
GuideStone Low-Duration Bond Fund (GS4 Class)¥	705,697	9,075,264
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	746,195	10,028,862
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	57,422	845,825
GuideStone Global Bond Fund (GS4 Class)¥	165,533	1,618,914
GuideStone Equity Index Fund (GS4 Class)¥	88,031	1,518,528
GuideStone Real Estate Securities Fund (GS4 Class)¥	316,416	2,898,370
GuideStone Value Equity Fund (GS4 Class)¥	515,107	7,881,143
GuideStone Growth Equity Fund (GS4 Class)¥	457,787	8,020,425
GuideStone Small Cap Equity Fund (GS4 Class)¥	171,307	2,172,167
GuideStone International Equity Fund (GS4 Class)¥	502,871	8,372,800

Total Affiliated Mutual Funds
(Cost $58,507,708)		53,526,191

EXCHANGE TRADED FUND — 14.6%
iShares Lehman Treasury Inflation Protected Securities Fund
(Cost $8,478,467)	83,659	9,194,124

	Par
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill
2.97%, 06/26/08‡‡	$75,000	74,773
U.S. Treasury Note
4.00%, 11/15/12	515,000	553,183

Total U.S. Treasury Obligations
(Cost $626,742)		627,956

TOTAL INVESTMENTS — 100.4%
(Cost $67,612,917)		63,348,271

Liabilities in Excess of Other Assets — (0.4)%		(225,627)

NET ASSETS — 100.0%		$63,122,644

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	35.6
Bond Funds	34.2
Exchange Traded Fund	14.6
International Equity Fund	13.3
Money Market Fund	1.7
U.S. Treasury Obligations	1.0
Futures Contracts	0.9

101.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$62,720,315	$2,893
Level 2 — Other Significant Observable Inputs	627,956	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$63,348,271	$2,893

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 91.6%
GuideStone Money Market Fund (GS4 Class)¥	3,995,549	$3,995,549
GuideStone Low-Duration Bond Fund (GS4 Class)¥	826,250	10,625,572
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,369,390	18,404,598
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	490,550	7,225,798
GuideStone Global Bond Fund (GS4 Class)¥	895,281	8,755,844
GuideStone Equity Index Fund (GS4 Class)¥	291,851	5,034,436
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,166,541	10,685,517
GuideStone Value Equity Fund (GS4 Class)¥	1,842,087	28,183,938
GuideStone Growth Equity Fund (GS4 Class)¥	1,632,029	28,593,141
GuideStone Small Cap Equity Fund (GS4 Class)¥	634,944	8,051,092
GuideStone International Equity Fund (GS4 Class)¥	1,794,829	29,883,902

Total Affiliated Mutual Funds
(Cost $178,574,603)		159,439,387

EXCHANGE TRADED FUND — 8.0%
iShares Lehman Treasury Inflation Protected Securities Fund
(Cost $12,706,363)	125,712	13,815,749

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills
0.91%, 06/26/08‡‡	$5,000	4,985
1.20%, 06/26/08‡‡	10,000	9,970
2.97%, 06/26/08‡‡	135,000	134,592

		149,547

U.S. Treasury Note
4.25%, 08/15/13	1,170,000	1,274,021

Total U.S. Treasury Obligations
(Cost $1,420,042)		1,423,568

TOTAL INVESTMENTS — 100.4%
(Cost $192,701,008)		174,678,704

Liabilities in Excess of Other Assets — (0.4)%		(646,162)

NET ASSETS — 100.0%		$174,032,542

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	46.3
Bond Funds	25.8
International Equity Fund	17.2
Exchange Traded Fund	8.0
Money Market Fund	2.3
Futures Contracts	1.1
U.S. Treasury Obligations	0.8

101.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$173,255,136	$15,641
Level 2 — Other Significant Observable Inputs	1,423,568	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$174,678,704	$15,641

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	2,146,582	$2,146,582
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	479,298	6,441,762
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	437,635	6,446,359
GuideStone Global Bond Fund (GS4 Class)¥	809,798	7,919,827
GuideStone Equity Index Fund (GS4 Class)¥	212,196	3,660,378
GuideStone Real Estate Securities Fund (GS4 Class)¥	858,396	7,862,909
GuideStone Value Equity Fund (GS4 Class)¥	1,399,007	21,404,809
GuideStone Growth Equity Fund (GS4 Class)¥	1,238,647	21,701,093
GuideStone Small Cap Equity Fund (GS4 Class)¥	587,198	7,445,668
GuideStone International Equity Fund (GS4 Class)¥	1,394,060	23,211,107

Total Affiliated Mutual Funds
(Cost $124,224,003)		108,240,494

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
1.25%, 06/26/08‡‡	$10,000	9,970
1.39%, 06/26/08‡‡	10,000	9,970
2.97%, 06/26/08‡‡	105,000	104,682

		124,622

U.S. Treasury Note
4.25%, 08/15/15	350,000	381,418

Total U.S. Treasury Obligations
(Cost $502,504)		506,040

TOTAL INVESTMENTS — 100.0%
(Cost $124,726,507)		108,746,534
Liabilities in Excess of Other Assets — 0.0%		(31,821)

NET ASSETS — 100.0%		$108,714,713

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	57.1
International Equity Fund	21.3
Bond Funds	19.1
Money Market Fund	2.0
Futures Contracts	1.4
U.S. Treasury Obligations	0.5

101.4

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$108,240,494	$16,476
Level 2 — Other Significant Observable Inputs	506,040	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$108,746,534	$16,476

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	1,017,089	$1,017,089
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	35,134	472,203
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	32,120	473,128
GuideStone Global Bond Fund (GS4 Class)¥	149,006	1,457,282
GuideStone Equity Index Fund (GS4 Class)¥	87,764	1,513,924
GuideStone Real Estate Securities Fund (GS4 Class)¥	321,732	2,947,062
GuideStone Value Equity Fund (GS4 Class)¥	548,414	8,390,741
GuideStone Growth Equity Fund (GS4 Class)¥	481,441	8,434,849
GuideStone Small Cap Equity Fund (GS4 Class)¥	263,616	3,342,647
GuideStone International Equity Fund (GS4 Class)¥	566,707	9,435,677

Total Affiliated Mutual Funds
(Cost $43,689,248)		37,484,602

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bill
2.97%, 06/26/08‡‡	$75,000	74,774
U.S. Treasury Note
4.25%, 11/15/14	44,000	48,125

Total U.S. Treasury Obligations
(Cost $122,505)		122,899

TOTAL INVESTMENTS — 100.1%
(Cost $43,811,753)		37,607,501

Liabilities in Excess of Other Assets — (0.1)%		(22,482)

NET ASSETS — 100.0%		$37,585,019

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	65.6
International Equity Fund	25.1
Bond Funds	6.4
Money Market Fund	2.7
Futures Contracts	2.1
U.S. Treasury Obligations	0.3

102.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$37,484,602	$137
Level 2 — Other Significant Observable Inputs	122,899	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$37,607,501	$137

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	754,910	$754,910
GuideStone Equity Index Fund (GS4 Class)¥	39,819	686,875
GuideStone Real Estate Securities Fund (GS4 Class)¥	156,872	1,436,946
GuideStone Value Equity Fund (GS4 Class)¥	215,920	3,303,581
GuideStone Growth Equity Fund (GS4 Class)¥	189,725	3,323,975
GuideStone Small Cap Equity Fund (GS4 Class)¥	108,236	1,372,428
GuideStone International Equity Fund (GS4 Class)¥	228,369	3,802,340

Total Affiliated Mutual Funds
(Cost $16,917,025)		14,681,055

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.97%, 06/26/08‡‡	$5,000	4,985
2.97%, 06/26/08‡‡	40,000	39,879

Total U.S. Treasury Obligations
(Cost $44,705)		44,864

TOTAL INVESTMENTS — 100.1%
(Cost $16,961,730)		14,725,919

Liabilities in Excess of Other Assets — (0.1)%		(20,799)

NET ASSETS — 100.0%		$14,705,120

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.8
International Equity Fund	25.9
Money Market Fund	5.1
Futures Contracts	4.1
U.S. Treasury Obligations	0.3

104.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$14,681,055	$2,831
Level 2 — Other Significant Observable Inputs	44,864	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$14,725,919	$2,831

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Flexible Income Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.3%
GuideStone Money Market Fund (GS4 Class)¥	2,457,152	$2,457,152
GuideStone Low-Duration Bond Fund (GS4 Class)¥	18,558,594	238,663,519
GuideStone Equity Index Fund (GS4 Class)¥	285,931	4,932,308
GuideStone Value Equity Fund (GS4 Class)¥	1,457,346	22,297,394
GuideStone Growth Equity Fund (GS4 Class)¥	1,282,240	22,464,852
GuideStone Small Cap Equity Fund (GS4 Class)¥	424,080	5,377,331
GuideStone International Equity Fund (GS4 Class)¥	1,501,577	25,001,259

Total Affiliated Mutual Funds
(Cost $289,776,645)		321,193,815

	Par
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bills
0.91%, 06/26/08‡‡	$20,000	19,940
1.32%, 06/26/08‡‡	15,000	14,955
2.04%, 06/26/08‡‡	10,000	9,970
2.97%, 06/26/08‡‡	70,000	69,788

		114,653

U.S. Treasury Note
4.00%, 09/30/09	4,600,000	4,767,113

Total U.S. Treasury Obligations
(Cost $4,860,981)		4,881,766

TOTAL INVESTMENTS — 99.8%
(Cost $294,637,626)		326,075,581

Other Assets in Excess of Liabilities — 0.2%		521,939

NET ASSETS — 100.0%		$326,597,521

PORTFOLIO SUMMARY (based on net assets)

%
Bond Fund	73.1
Domestic Equity Funds	16.8
International Equity Fund	7.6
U.S. Treasury Obligations	1.5
Money Market Fund	0.8
Futures Contracts	0.3

100.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$321,193,815	$25,800
Level 2 — Other Significant Observable Inputs	4,881,766	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$326,075,581	$25,800

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Growth & Income Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS4 Class)¥	18,084,574	$18,084,574
GuideStone Low-Duration Bond Fund (GS4 Class)¥	14,402,765	185,219,560
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	23,098,225	310,440,147
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	8,432,565	124,211,676
GuideStone Equity Index Fund (GS4 Class)¥	2,233,647	38,530,418
GuideStone Value Equity Fund (GS4 Class)¥	11,340,201	173,505,069
GuideStone Growth Equity Fund (GS4 Class)¥	9,927,463	173,929,151
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,389,867	42,983,517
GuideStone International Equity Fund (GS4 Class)¥	11,336,347	188,750,180

Total Affiliated Mutual Funds
(Cost $1,171,871,651)		1,255,654,292

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
1.31%, 06/26/08‡‡	$5,000	4,985
1.37%, 06/26/08‡‡	5,000	4,985
1.40%, 06/26/08‡‡	205,000	204,380
2.97%, 06/26/08‡‡	600,000	598,187

		812,537

U.S. Treasury Note
3.88%, 02/15/13	7,975,000	8,512,068

Total U.S. Treasury Obligations
(Cost $9,272,560)		9,324,605

TOTAL INVESTMENTS — 99.5%
(Cost $1,181,144,211)		1,264,978,897

Other Assets in Excess of Liabilities — 0.5%		5,920,465

NET ASSETS — 100.0%		$1,270,899,362

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.8
Domestic Equity Funds	33.7
International Equity Fund	14.9
Money Market Fund	1.4
Futures Contracts	0.7
U.S. Treasury Obligations	0.7

100.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,255,654,292	$4,206
Level 2 — Other Significant Observable Inputs	9,324,605	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,264,978,897	$4,206

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Capital Opportunities Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	17,758,158	$17,758,158
GuideStone Low-Duration Bond Fund (GS4 Class)¥	5,660,147	72,789,487
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	9,063,832	121,817,903
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	3,313,764	48,811,751
GuideStone Equity Index Fund (GS4 Class)¥	2,626,883	45,313,725
GuideStone Value Equity Fund (GS4 Class)¥	13,376,925	204,666,950
GuideStone Growth Equity Fund (GS4 Class)¥	11,714,001	205,229,305
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,997,512	50,688,450
GuideStone International Equity Fund (GS4 Class)¥	13,326,909	221,893,031

Total Affiliated Mutual Funds
(Cost $916,327,126)		988,968,760

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
1.26%, 06/26/08‡‡	$5,000	4,985
1.40%, 06/26/08‡‡	140,000	139,577
2.97%, 06/26/08‡‡	730,000	727,794

		872,356

U.S. Treasury Note
3.88%, 02/15/13	3,225,000	3,442,184

Total U.S. Treasury Obligations
(Cost $4,294,085)		4,314,540

TOTAL INVESTMENTS — 99.8%
(Cost $920,621,211)		993,283,300

Other Assets in Excess of Liabilities — 0.2%		1,651,026

NET ASSETS — 100.0%		$994,934,326

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.8
Bond Funds	24.5
International Equity Fund	22.3
Money Market Fund	1.8
Futures Contracts	1.0
U.S. Treasury Obligations	0.4

100.8

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$988,968,760	$(18,569)
Level 2 — Other Significant Observable Inputs	4,314,540	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$993,283,300	$(18,569)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Global Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	16,399,346	$16,399,346
GuideStone Equity Index Fund (GS4 Class)¥	3,124,809	53,902,949
GuideStone Value Equity Fund (GS4 Class)¥	16,025,921	245,196,592
GuideStone Growth Equity Fund (GS4 Class)¥	14,147,749	247,868,567
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,807,290	60,956,440
GuideStone International Equity Fund (GS4 Class)¥	15,859,374	264,058,572

Total Affiliated Mutual Funds
(Cost $815,895,792)		888,382,466

	Par
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills
1.31%, 06/26/08‡‡	$75,000	74,773
1.37%, 06/26/08‡‡	35,000	34,894
2.97%, 06/26/08‡‡	760,000	757,703
1.27%, 06/28/08‡‡	10,000	9,970

Total U.S. Treasury Obligations
(Cost $874,228)		877,340

TOTAL INVESTMENTS — 100.0%
(Cost $816,770,020)		889,259,806

Liabilities in Excess of Other Assets — 0.0%		(63,994)

NET ASSETS — 100.0%		$889,195,812

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.4
International Equity Fund	29.7
Money Market Fund	1.8
Futures Contracts	1.0
U.S. Treasury Obligations	0.1

101.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$888,382,466	$32,515
Level 2 — Other Significant Observable Inputs	877,340	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$889,259,806	$35,515

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Flexible Income Fund I
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS2 Class)¥	560,912	$560,912
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,387,914	47,629,162
GuideStone Equity Index Fund (GS2 Class)¥	102,961	984,311
GuideStone Value Equity Fund (GS2 Class)¥	544,070	4,450,489
GuideStone Growth Equity Fund (GS2 Class)¥	405,448	4,484,260
GuideStone Small Cap Equity Fund (GS2 Class)¥	126,229	1,074,206
GuideStone International Equity Fund (GS2 Class)¥	375,840	4,991,157

Total Affiliated Mutual Funds
(Cost $68,138,838)		64,174,497

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bill
2.97%, 06/26/08‡‡	$20,000	19,940
U.S. Treasury Note
4.00%, 09/30/09	725,000	751,338

Total U.S. Treasury Obligations
(Cost $770,452)		771,278

TOTAL INVESTMENTS — 100.0%
(Cost $68,909,290)		64,945,775

Liabilities in Excess of Other Assets — 0.0%		(20,079)

NET ASSETS — 100.0%		$64,925,696

PORTFOLIO SUMMARY (based on net assets)

%
Bond Fund	73.3
Domestic Equity Funds	16.9
International Equity Fund	7.7
U.S. Treasury Obligations	1.2
Money Market Fund	0.9
Futures Contracts	0.3

100.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$64,174,497	$1,984
Level 2 — Other Significant Observable Inputs	771,278	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$64,945,775	$1,984

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Growth & Income Fund I
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Money Market Fund (GS2 Class)¥	4,104,581	$4,104,581
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,590,488	49,419,910
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	10,115,864	82,848,928
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,383,402	33,138,522
GuideStone Equity Index Fund (GS2 Class)¥	1,076,314	10,289,566
GuideStone Value Equity Fund (GS2 Class)¥	5,662,966	46,323,061
GuideStone Growth Equity Fund (GS2 Class)¥	4,198,435	46,434,687
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,348,545	11,476,122
GuideStone International Equity Fund (GS2 Class)¥	3,794,523	50,391,268

Total Affiliated Mutual Funds
(Cost $364,562,127)		334,426,645

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
2.97%, 06/26/08‡‡	$210,000	209,365
U.S. Treasury Note
3.88%, 02/15/13	2,475,000	2,641,677

Total U.S. Treasury Obligations
(Cost $2,794,835)		2,851,042

TOTAL INVESTMENTS — 100.0%
(Cost $367,356,962)		337,277,687

Liabilities in Excess of Other Assets — 0.0%		(16,961)

NET ASSETS — 100.0%		$337,260,726

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	49.1
Domestic Equity Funds	34.0
International Equity Fund	14.9
Money Market Fund	1.2
Futures Contracts	0.8
U.S. Treasury Obligations	0.8

100.8

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$334,426,645	$14,334
Level 2 — Other Significant Observable Inputs	2,851,042	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$337,277,687	$14,334

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Capital Opportunities Fund I
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Money Market Fund (GS2 Class)¥	3,743,256	$3,743,256
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,893,093	16,734,938
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,420,601	28,014,718
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,484,257	11,220,983
GuideStone Equity Index Fund (GS2 Class)¥	1,090,747	10,427,538
GuideStone Value Equity Fund (GS2 Class)¥	5,756,109	47,084,970
GuideStone Growth Equity Fund (GS2 Class)¥	4,268,941	47,214,483
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,370,435	11,662,401
GuideStone International Equity Fund (GS2 Class)¥	3,843,978	51,048,032

Total Affiliated Mutual Funds
(Cost $248,833,021)		227,151,319

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
2.97%, 06/26/08‡‡	$190,000	189,426
U.S. Treasury Note
3.88%, 02/15/13	725,000	773,824

Total U.S. Treasury Obligations
(Cost $951,148)		963,250

TOTAL INVESTMENTS — 100.0%
(Cost $249,784,169)		228,114,569

Other Assets in Excess of Liabilities — 0.0%		36,944

NET ASSETS — 100.0%		$228,151,513

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.1
Bond Funds	24.5
International Equity Fund	22.4
Money Market Fund	1.6
Futures Contracts	1.1
U.S. Treasury Obligations	0.4

101.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$227,151,319	$18,119
Level 2 — Other Significant Observable Inputs	963,250	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$228,114,569	$18,119

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Global Equity Fund I
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	3,269,178	$3,269,179
GuideStone Equity Index Fund (GS2 Class)¥	1,082,945	10,352,957
GuideStone Value Equity Fund (GS2 Class)¥	5,755,287	47,078,247
GuideStone Growth Equity Fund (GS2 Class)¥	4,302,745	47,588,361
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,375,325	11,704,013
GuideStone International Equity Fund (GS2 Class)¥	3,818,509	50,709,805

Total Affiliated Mutual Funds
(Cost $192,283,687)		170,702,562

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.97%, 06/26/08‡‡
(Cost $173,758)	$175,000	174,471

TOTAL INVESTMENTS — 100.0%
(Cost $192,457,445)		170,877,033

Liabilities in Excess of Other Assets — 0.0%		(14,066)

NET ASSETS — 100.0%		$170,862,967

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.3
International Equity Fund	29.7
Money Market Fund	1.9
Futures Contracts	1.5
U.S. Treasury Obligation	0.1

101.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$170,702,562	$8,323
Level 2 — Other Significant Observable Inputs	174,471	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$170,877,033	$8,323

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Money Market Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Bank
2.79%, 03/13/09†	$30,000,000	$30,000,000
Federal Home Loan Mortgage Corporation
2.50%, 08/18/08	2,510,000	2,485,771
Federal National Mortgage Association
2.70%, 04/30/08	52,000,000	51,886,900
2.50%, 08/06/08	2,925,000	2,899,203
2.50%, 08/20/08	2,320,000	2,297,329
2.49%, 09/10/08	7,995,000	7,905,416

Total Agency Obligations
(Cost $97,474,619)		97,474,619

CERTIFICATES OF DEPOSIT — 23.8%
Bank of Nova Scotia NY
3.06%, 07/03/08†	20,000,000	19,997,970
Bank of Scotland PLC NY
4.39%, 07/07/08	4,000,000	4,000,000
Barclays Bank PLC NY
3.15%, 04/24/08	15,000,000	15,000,000
BNP Paribas NY
4.80%, 06/05/08	10,000,000	10,000,000
5.39%, 06/23/08	12,000,000	12,068,056
4.50%, 07/01/08	5,000,000	5,000,000
2.91%, 08/19/08	10,000,000	10,000,000
Calyon NY
3.07%, 04/02/08†	25,000,000	24,999,979
Canadian Imperial Bank of Commerce NY
5.09%, 04/01/08	4,000,000	4,000,000
4.87%, 06/10/08	15,000,000	15,000,000
HSBC Bank USA NA NY
2.91%, 06/09/08	43,000,000	43,000,000
Nordea Bank Finland PLC NY
4.82%, 10/22/08	16,000,000	16,008,652
Rabobank Nederland NV NY
2.74%, 06/10/08	15,000,000	15,000,000
2.72%, 06/11/08	7,000,000	7,000,000
Royal Bank of Scotland PLC NY
4.79%, 05/21/08	10,000,000	9,933,472
2.81%, 06/12/08	20,000,000	20,000,000
Svenska Handelsbanken NY
3.02%, 04/28/08	10,000,000	10,000,000
Toronto Dominion Bank NY
4.86%, 05/30/08	1,200,000	1,200,000
4.85%, 06/06/08	9,000,000	9,000,000
UBS AG CT
4.90%, 06/04/08	5,000,000	5,000,000

Total Certificates of Deposit
(Cost $256,208,129)		256,208,129

COMMERCIAL PAPER — 55.6%
Alpine Securitization
3.10%, 04/11/08	2,000,000	1,998,278
Amsterdam Funding Corporation
4.30%, 04/08/08	13,000,000	12,989,131
Apreco LLC
2.85%, 06/05/08	4,000,000	3,979,417
Atlantic Asset Securitization Corporation
3.08%, 04/10/08	27,000,000	26,979,210
Atlantis One Funding Corporation
3.22%, 04/28/08	6,000,000	5,985,510
3.10%, 05/05/08	10,000,000	9,970,722
3.09%, 05/08/08	6,000,000	5,980,976
CRC Funding LLC
3.30%, 04/28/08	13,000,000	12,967,825
Danske Corporation
2.92%, 05/08/08	30,000,000	29,909,967
Edison Asset Securitization LLC
4.72%, 05/15/08	25,000,000	24,855,778
Falcon Asset Securitization Co., LLC
3.15%, 04/22/08	2,000,000	1,996,325
General Electric Capital Corporation
4.30%, 04/21/08	30,000,000	29,928,333
4.57%, 04/22/08	6,000,000	5,984,005
2.58%, 06/11/08	10,000,000	9,949,117
3.83%, 07/10/08	2,000,000	1,978,722
Goldman Sachs Group, Inc.
3.95%, 04/25/08	4,150,000	4,139,072
2.90%, 05/09/08	10,000,000	9,969,389
Greenwich Capital Holdings, Inc.
4.97%, 04/07/08	20,000,000	19,983,433
3.95%, 04/30/08	9,000,000	8,971,362
ING America Insurance Holdings
2.45%, 06/17/08	3,000,000	2,984,279
ING US Funding LLC
2.99%, 04/15/08	19,000,000	18,977,907
3.74%, 04/18/08	4,000,000	3,992,936
2.75%, 05/12/08	4,500,000	4,485,906
2.78%, 06/13/08	24,700,000	24,561,011
JPMorgan Chase & Co.
3.08%, 04/25/08	44,000,000	43,909,653
3.00%, 05/05/08	11,000,000	10,968,833
Jupiter Securitization Co., LLC
2.65%, 05/19/08	6,000,000	5,978,800
KBC Financial Products International, Ltd.
2.84%, 06/10/08	20,000,000	19,889,556
Liberty Street Funding LLC
3.26%, 04/02/08	173,000	172,984
Nestle Capital Corporation
2.47%, 06/03/08	2,200,000	2,190,490
Nordea North America, Inc.
4.77%, 04/18/08	5,000,000	4,988,738
Prudential Funding LLC
2.25%, 04/29/08	10,000,000	9,982,500
Ranger Funding Co., LLC
3.87%, 04/18/08	5,000,000	4,990,862
3.95%, 04/18/08	8,500,000	8,484,145
2.78%, 04/21/08	30,000,000	29,953,667
State Street Corporation
2.90%, 05/05/08	30,000,000	30,000,000
2.45%, 05/16/08	28,000,000	28,000,000
2.80%, 06/10/08	5,000,000	5,000,000

See Notes to Schedules of Investments.

Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Thames Asset Global Securitization, Inc.
2.90%, 04/03/08	$4,896,000	$4,895,211
3.07%, 05/27/08	17,500,000	17,416,428
Toyota Motor Credit Corporation
4.57%, 04/22/08	45,000,000	44,880,038
Windmill Funding I Corporation
3.05%, 04/25/08	45,000,000	44,908,500

Total Commercial Paper
(Cost $600,129,016)		600,129,016

MASTER NOTES — 3.7%
American Honda Finance Corporation
3.17%, 05/12/08 144A†	4,200,000	4,200,798
Citigroup Global Markets, Inc.
3.10%, 02/28/09†	15,000,000	15,000,000
Goldman Sachs Group, Inc.
2.65%, 08/22/08 144A†@	21,150,000	21,150,000

Total Master Notes
(Cost $40,350,798)		40,350,798

VARIABLE RATE OBLIGATIONS — 7.9%
Allstate Life Global Funding II
2.68%, 04/28/08 144A†	20,000,000	20,000,000
American Express Bank FSB
3.31%, 04/10/08†	10,000,000	10,000,000
Cullinan Finance Corporation
2.58%, 04/25/08 144A†@	7,040,000	7,039,837
Deutsche Bank AG NY
2.81%, 06/25/08†	8,230,000	8,230,000
General Electric Capital Corporation
2.62%, 04/24/08†	5,500,000	5,500,000
Metropolitan Life Global Funding I
2.79%, 04/28/08 144A†	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
2.98%, 05/07/08 144A†	10,000,000	10,000,000
Wachovia Bank NA
4.75%, 04/04/08†	6,250,000	6,250,000
Westpac Banking Corporation
3.00%, 06/11/08†	8,250,000	8,250,000

Total Variable Rate Obligations
(Cost $85,269,837)		85,269,837

TOTAL INVESTMENTS — 100.0%
(Cost $1,079,432,399)		1,079,432,399

Liabilities in Excess of Other Assets — 0.0%		(331,500)

NET ASSETS — 100.0%		$1,079,100,899

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	55.6
Certificates of Deposit	23.8
Agency Obligations	9.0
Variable Rate Obligations	7.9
Master Notes	3.7

100.0

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	1,079,432,399	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,079,432,399	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Bank
2.01%, 04/25/08	$30,000,000	$29,959,900
Federal Home Loan Mortgage Corporation
3.25%, 02/25/11	5,000,000	5,076,490
3.00%, 04/01/11	4,000,000	4,015,008
Small Business Administration
6.95%, 11/10/16	841,284	876,395

Total Agency Obligations
(Cost $39,876,778)		39,927,793

ASSET-BACKED SECURITIES — 9.7%
Accredited Mortgage Loan Trust
2.65%, 02/25/37†	1,796,816	1,710,366
Amresco Independence Funding, Inc.
6.75%, 06/15/26 144A†	410,036	353,837
Asset-Backed Securities Corporation Home Equity
2.87%, 09/25/34†	100,868	89,495
2.65%, 11/25/36†	583,202	566,357
BA Credit Card Trust
4.65%, 08/15/12†	2,625,000	2,577,258
Bear Stearns Asset-Backed Securities Trust
2.69%, 11/25/35†	46,178	46,130
2.68%, 01/25/36†	310,043	308,427
2.65%, 11/25/36†	936,630	899,604
2.79%, 02/25/37†	3,103,789	2,894,095
3.60%, 10/25/37†	1,530,796	1,434,403
Business Loan Express
5.00%, 01/01/25 144A†	291,730	254,958
Capital Auto Receivables Asset Trust
4.05%, 07/15/09‡‡	295,193	295,409
5.32%, 03/20/10 144A‡‡	2,300,000	2,334,540
Carmax Auto Owner Trust
5.24%, 07/15/11	4,000,000	4,065,343
Citigroup Mortgage Loan Trust, Inc.
2.66%, 05/25/37†	3,661,189	3,471,932
Countrywide Asset-Backed Certificates
2.75%, 03/25/25†	237,265	236,497
FHLMC Structured Pass-Through Securities
3.40%, 08/25/31†	1,347,402	1,324,741
First Franklin Mortgage Loan Asset-Backed Certificates
2.65%, 11/25/36†	1,243,397	1,124,540
2.65%, 12/25/36†	809,563	767,278
Ford Credit Auto Owner Trust
2.84%, 12/15/09†	1,440,146	1,438,303
3.96%, 04/15/12	3,585,000	3,597,905
Fremont Home Loan Trust
2.65%, 10/25/36†	250,715	241,647
Green Tree Financial Corporation
6.04%, 11/01/29	30,083	30,607
GSAA Trust
3.46%, 12/25/34†	669,435	619,089
Honda Auto Receivables Owner Trust
3.87%, 04/20/09	351,166	351,675
4.46%, 05/21/09	299,959	300,438
IFC SBA Loan-Backed Adjustable Rate Certificate
5.50%, 01/15/24 144A†	320,874	317,365
JP Morgan Mortgage Acquisition Corporation
2.65%, 06/25/37†	3,192,578	3,033,814
Long Beach Mortgage Loan Trust
2.63%, 06/25/36†	55,647	55,332
2.64%, 11/25/36†	712,250	676,766
Merrill Lynch Mortgage Investors, Inc.
2.63%, 06/25/37†	530,812	521,382
Morgan Stanley ABS Capital I
2.63%, 06/25/36†	744,696	735,697
2.64%, 06/25/36†	32,838	32,429
2.65%, 11/25/36†	2,687,716	2,605,926
2.64%, 01/25/37†	1,608,278	1,543,185
2.71%, 02/25/37†	2,554,714	2,447,242
2.66%, 05/25/37†	2,632,642	2,493,020
Nelnet Student Loan Trust
5.09%, 01/26/15†	743,380	743,100
5.17%, 07/25/16†	150,455	150,346
Nomura Home Equity Loan, Inc.
2.66%, 03/25/36†	333,397	330,980
Novastar Home Equity Loan
2.65%, 06/25/36†	49,887	49,767
Option One Mortgage Loan Trust
2.65%, 07/25/36†	242,470	239,065
2.64%, 02/25/37†	752,854	718,611
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	354,598
Renaissance Home Equity Loan Trust
2.68%, 05/25/36†	198,163	195,620
Residential Asset Mortgage Products, Inc.
2.68%, 07/25/36†	965,312	947,674
Securitized Asset-Backed Receivables LLC Trust
2.65%, 05/25/36†	504,777	500,198
2.64%, 01/25/37†	1,632,783	1,545,113
SLM Student Loan Trust
5.07%, 10/25/18†	1,471,654	1,461,077
Soundview Home Equity Loan Trust
2.72%, 01/25/37†	1,630,411	1,578,886
2.66%, 08/25/37†	1,777,824	1,716,983
Specialty Underwriting & Residential Finance
2.63%, 06/25/37†	209,455	205,029
2.64%, 11/25/37†	807,210	785,642
Structured Asset Investment Loan Trust
2.67%, 03/25/36 STEP	86,929	86,450
2.65%, 07/25/36†	327,509	312,011
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,476,300	1,362,459

See Notes to Schedules of Investments.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.65%, 10/25/36†	$1,039,691	$993,565
Structured Asset Receivables Trust
5.86%, 04/21/11 144A	2,666,175	2,559,528
Structured Assett Securities Corporation
4.33%, 01/21/09 144A†	2,458,273	2,421,399
TXU Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	2,360,000	2,454,768
USAA Auto Owner Trust
3.90%, 07/15/09	35,832	35,847
4.89%, 08/15/12	2,500,000	2,534,961
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	3,058,076
Wells Fargo Home Equity Trust
2.69%, 04/25/37†	2,241,828	2,148,408
World Omni Auto Receivables Trust
5.01%, 10/15/10	1,308,838	1,317,979

Total Asset-Backed Securities
(Cost $78,087,193)		76,605,172

COMMERCIAL PAPER — 1.9%
Apreco LLC
2.80%, 05/09/08	7,000,000	6,979,311
Bank of America Corporation
2.92%, 08/26/08	800,000	791,018
Windmill Funding I Corporation
3.22%, 04/14/08	7,000,000	6,991,861

Total Commercial Paper
(Cost $14,761,633)		14,762,190

CORPORATE BONDS — 10.4%
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	2,900,000	2,996,801
American Electric Power Co., Inc.
5.25%, 06/01/15Δ	1,600,000	1,585,312
American Express Co.
7.00%, 03/19/18	1,400,000	1,472,388
American Express Centurion Bank
3.08%, 05/07/08†	1,900,000	1,899,664
Amgen, Inc.
4.00%, 11/18/09	1,000,000	1,010,495
Anadarko Petroleum Corporation
5.39%, 09/15/09†	925,000	907,813
AT&T, Inc.
5.50%, 02/01/18Δ	5,600,000	5,493,449
Bear Stearns Co., Inc.
7.25%, 02/01/18	3,300,000	3,416,170
BellSouth Corporation
4.20%, 09/15/09Δ	2,217,000	2,232,441
Caterpillar Financial Services Corporation
3.31%, 10/28/08†	5,500,000	5,500,385
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	2,875,000	2,979,075
ConocoPhillips Australia Funding Co.
5.46%, 04/09/09†	835,000	832,934
CVS Caremark Corporation
4.00%, 09/15/09	1,085,000	1,085,854
General Electric Capital Corporation
9.83%, 12/15/08	350,000	366,869
2.84%, 03/16/09†	3,800,000	3,794,707
4.25%, 09/13/10Δ	2,400,000	2,454,235
5.00%, 12/01/10	3,475,000	3,637,154
6.50%, 09/15/37 144A(U)†	1,600,000	3,048,853
Goldman Sachs Capital III
3.85%, 12/01/49†	1,560,000	984,750
HSBC Finance Corporation
4.13%, 12/15/08Δ	700,000	699,271
Kraft Foods, Inc.
5.63%, 08/11/10	495,000	513,844
6.13%, 02/01/18	600,000	600,717
6.88%, 02/01/38	1,100,000	1,085,895
Lehman Brothers Holdings, Inc.
5.63%, 01/24/13Δ	4,900,000	4,769,528
6.20%, 09/26/14	2,000,000	1,975,242
6.75%, 12/28/17	3,200,000	3,081,584
Macy’s Retail Holdings, Inc.
6.63%, 09/01/08Δ	150,000	150,712
Morgan Stanley
3.21%, 05/07/09†	300,000	295,078
5.63%, 01/09/12	2,451,000	2,471,400
5.95%, 12/28/17	7,600,000	7,358,411
Oracle Corporation and Ozark Holding, Inc.
5.00%, 01/15/11Δ	1,040,000	1,067,577
SLM Corporation
4.00%, 01/15/09	841,000	757,393
Sprint Capital Corporation
8.38%, 03/15/12	1,000,000	925,752
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,303,073
Time Warner, Inc.
5.11%, 11/13/09†	6,000,000	5,747,508
Transocean, Inc.
3.21%, 09/05/08†	1,900,000	1,890,722
Wachovia Corporation
2.92%, 03/15/11†	540,000	507,709
ZFS Finance USA Trust I
5.88%, 05/09/32 144A†	845,000	802,330
6.15%, 12/15/35 144A†	845,000	747,159

Total Corporate Bonds
(Cost $83,966,478)		82,450,254

FOREIGN BONDS — 2.9%
Australia — 0.2%
National Australia Bank, Ltd.
3.60%, 02/08/10 144A†	1,600,000	1,600,771

Canada — 0.1%
Province of Ontario
2.75%, 02/22/11	775,000	776,035

Cayman Islands — 0.2%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	944,444	940,983
4.63%, 06/15/10 144A	944,444	941,096

		1,882,079

See Notes to Schedules of Investments.

	Par	Value
France — 0.0%
French Government Bond
5.75%, 10/25/32(E)	$100,000	$182,713

Germany — 0.0%
Deutsche Bundesrepublik
6.25%, 01/04/30(E)	100,000	193,910

Iceland — 0.0%
Glitnir Banki HF
5.62%, 04/20/10 144A†	150,000	128,179

Luxembourg — 0.6%
Unicredito Luxembourg Finance SA
3.77%, 10/24/08 144A†	3,800,000	3,796,550
VTB Capital SA
5.51%, 08/01/08 144A†	800,000	792,000

		4,588,550

South Korea — 0.2%
Export-Import Bank of Korea
3.17%, 06/01/09†	1,300,000	1,302,639

Switzerland — 0.3%
UBS AG
5.88%, 12/20/17	2,000,000	2,048,022

United Kingdom — 1.3%
HSBC Holdings PLC
6.50%, 09/15/37	1,600,000	1,522,638
Permanent Financing PLC
3.06%, 06/10/14 STEP(U)	2,360,000	2,357,050
3.15%, 06/10/34(U)†	3,255,000	3,236,182
Permanent Master Issuer PLC
4.31%, 01/15/16(U)†	2,195,000	2,165,162
Vodafone Group PLC
5.79%, 02/27/12†	950,000	860,985

		10,142,017

Total Foreign Bonds
(Cost $22,865,100)		22,844,915

MORTGAGE-BACKED SECURITIES — 58.0%
Adjustable Rate Mortgage Trust
2.87%, 11/25/35†	1,118,978	831,743
2.85%, 03/25/36†	1,990,764	1,297,430
5.94%, 03/25/37†	3,734,952	3,001,876
American Home Mortgage Assets
2.87%, 11/25/35†	1,085,484	757,124
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,616,196	1,455,804
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	1,893,996	1,845,140
Bank of America Funding Corporation
4.59%, 12/20/36†	2,544,011	2,452,559
6.14%, 01/20/47†	1,390,123	1,203,559
Bank of America Mortgage Securities, Inc.
6.50%, 10/01/19	466,519	453,470
6.17%, 11/20/36†	2,407,066	2,245,545
Bear Stearns Adjustable Rate Mortgage Trust
4.76%, 12/01/33†	857,062	830,728
4.62%, 01/25/34†	708,078	660,333
4.00%, 07/25/34†	1,855,141	1,813,369
4.13%, 03/25/35†	2,858,185	2,731,573
Bear Stearns Alt-A Trust
2.97%, 06/25/34†	733,902	604,594
5.71%, 09/25/35†	886,818	727,609
Bear Stearns Commercial Mortgage Securities
3.23%, 03/15/19 144A†	1,440,564	1,370,327
4.48%, 06/11/41	600,000	589,393
4.03%, 02/13/46	415,193	409,417
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31†	2,004,513	2,051,240
Citigroup Commercial Mortgage Trust
4.15%, 09/20/49 144A	188,774	187,582
Citigroup Mortgage Loan Trust, Inc.
5.81%, 07/25/36†	3,079,305	2,794,358
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33†	1,886,428	1,945,705
Countrywide Alternative Loan Trust
6.00%, 10/25/32	262,492	256,409
5.50%, 05/31/35	1,216,770	1,175,463
3.33%, 11/25/35†	2,359,556	1,855,608
Countrywide Home Loan Mortgage Pass-Through Trust
4.24%, 09/25/33†	2,278,885	2,139,956
2.87%, 01/25/35†	285,991	234,119
Deutsche ALT-A Securities, Inc.
2.68%, 03/30/36†	545,288	536,630
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	2,013,160	2,085,944
Federal Home Loan Mortgage Corporation
8.75%, 07/01/08	65	66
8.00%, 01/01/09	71	73
7.50%, 03/01/09	1,900	1,927
16.25%, 07/01/11	67	70
15.25%, 08/01/11	1,200	1,423
5.38%, 09/15/11	4,192,232	4,272,997
4.00%, 08/01/15	1,693,503	1,692,355
5.00%, 11/15/16	1,498,320	1,528,033
5.50%, 04/15/17	3,494,615	3,630,799
3.50%, 12/01/18	3,003,010	2,893,780
10.75%, 02/01/19	73,654	80,456
3.35%, 02/15/19†	5,425,872	5,388,128
4.25%, 06/15/24	1,243,213	1,248,749
7.31%, 07/01/27†	30,890	31,761
5.88%, 06/01/28 STRIP†	247,195	247,477
3.47%, 12/15/30†	1,051,559	1,027,876
6.00%, 04/01/33	1,388,147	1,433,954
4.64%, 06/01/33†	2,683,085	2,707,254
3.98%, 04/01/34†	2,816,680	2,843,774
4.39%, 10/01/34†	855,405	869,074
4.72%, 08/01/35†	2,524,041	2,543,992
4.79%, 08/01/35†	1,885,260	1,884,428
4.82%, 10/01/35†	1,169,089	1,173,779
5.03%, 12/01/35†	5,777,563	5,868,779
5.88%, 04/01/36†	3,456,453	3,535,015

See Notes to Schedules of Investments.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.22%, 11/15/36†	$2,625,669	$2,543,797
5.50%, 04/14/38 TBA	1,000,000	1,009,688
Federal Housing Authority
7.43%, 09/01/22	1,622	1,655
Federal National Mortgage Association
6.00%, 08/01/08	11,160	11,163
6.50%, 11/01/08	14,670	14,700
5.50%, 12/01/17	6,465,156	6,635,957
4.00%, 07/01/18	173,694	170,692
4.00%, 08/01/18	722,284	709,802
4.00%, 05/01/19	3,909,862	3,828,160
4.00%, 06/01/19	6,598,666	6,460,776
4.00%, 08/01/19	361,138	353,591
4.00%, 10/01/19	1,305,932	1,278,642
4.00%, 11/25/19	730,712	706,900
4.00%, 12/01/19	861,597	843,592
4.00%, 01/01/20	204,660	199,705
4.00%, 07/01/20	47,048	45,909
5.50%, 09/25/24	2,068,469	2,094,296
7.00%, 12/01/24†	99,396	100,894
9.00%, 05/01/25	85,196	93,993
9.00%, 07/01/25	97,690	107,657
6.00%, 02/25/27	2,487,672	2,548,474
5.50%, 11/25/27	3,365,679	3,452,798
3.21%, 05/25/30†	2,041,653	2,041,214
3.26%, 05/25/30†	2,072,125	2,073,557
2.86%, 09/25/30†	65,551	65,345
7.08%, 09/01/31†	75,100	75,954
3.31%, 03/25/32	394,052	389,608
4.26%, 04/01/33†	474,859	483,144
4.14%, 06/01/33†	175,385	175,799
5.50%, 06/01/33	23,267	23,564
5.50%, 07/01/33	20,370	20,629
4.23%, 10/01/33†	1,353,658	1,352,079
5.50%, 10/01/33	116,188	117,669
4.28%, 12/01/33†	405,125	403,920
4.50%, 06/01/34	66,798	64,563
4.50%, 09/01/34	254,207	245,539
4.91%, 09/01/34†	1,063,624	1,056,984
5.09%, 09/01/34†	764,981	768,310
4.73%, 10/01/34†	1,127,596	1,147,175
5.11%, 10/01/34†	1,265,024	1,282,477
4.50%, 12/01/34	80,629	77,880
4.50%, 02/01/35	2,896,944	2,795,753
5.50%, 02/01/35	3,022,787	3,063,147
4.50%, 03/01/35	1,706,820	1,647,201
4.50%, 04/01/35	2,814,182	2,715,882
4.50%, 05/01/35	910,341	878,542
4.50%, 06/01/35	62,062	59,894
4.86%, 06/01/35†	1,841,173	1,867,873
4.50%, 08/01/35	1,739,856	1,679,083
4.69%, 08/01/35†	5,286,826	5,347,162
4.44%, 09/01/35†	2,504,696	2,538,412
4.50%, 09/01/35	1,089,113	1,051,070
4.65%, 09/01/35†	3,384,314	3,418,846
5.50%, 09/01/35	10,491,826	10,612,498
7.50%, 09/01/35	1,684,529	1,818,395
4.50%, 10/01/35	690,684	666,558
5.34%, 10/01/35†	2,187,951	2,192,047
4.50%, 11/01/35	683,996	660,104
4.90%, 12/01/35†	244,179	243,743
6.00%, 02/01/36	751,326	771,018
4.50%, 06/01/36	55,115	53,202
4.50%, 07/01/36	852,062	822,481
6.00%, 07/01/36	1,556,925	1,596,718
6.65%, 10/01/36 IOΩ	2,272,878	502,045
6.50%, 03/01/37	12,189,185	12,635,473
6.00%, 04/14/38 TBA	101,000,000	103,461,875
6.17%, 04/01/40†	320,396	333,791
5.99%, 07/01/44†	371,150	369,601
6.50%, 12/31/49	2,080,500	2,123,240
FHLMC Structured Pass-Through Securities
4.14%, 05/25/43†	1,613,994	1,612,335
5.92%, 07/25/44†	2,636,664	2,571,347
First Horizon Alternative Mortgage Securities
4.72%, 06/25/34†	918,968	818,913
First Horizon Asset Securities, Inc.
5.33%, 10/25/35†	3,000,917	2,879,159
General Electric Capital Commercial Mortgage Corporation
4.09%, 01/10/38	1,202,027	1,185,971
5.56%, 06/10/38	641,867	645,501
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33†	2,040,934	2,110,756
7.18%, 08/15/36†	1,122,935	1,146,358
Government National Mortgage Association
6.00%, 12/15/08	25,991	26,120
6.00%, 02/15/11	67,157	67,906
6.38%, 06/20/17†	20,123	20,611
6.38%, 06/20/21†	10,405	10,663
6.13%, 10/20/27†	70,745	70,508
8.50%, 10/15/29	28,482	31,348
8.50%, 01/15/30	25,487	28,046
4.68%, 02/16/30†	280,611	277,461
8.50%, 03/15/30	4,608	5,071
8.50%, 04/15/30	14,212	15,639
8.50%, 05/15/30	140,166	154,242
8.50%, 06/15/30	16,039	17,650
8.50%, 07/15/30	117,561	129,369
8.50%, 08/15/30	23,483	25,842
8.50%, 09/15/30	2,530	2,784
8.50%, 10/15/30	45,586	50,164
8.50%, 11/15/30	67,895	74,713
8.50%, 12/15/30	66,665	73,359
8.50%, 02/15/31	42,923	47,159
4.75%, 05/20/34†	1,344,514	1,347,376
4.75%, 06/20/34†	1,859,044	1,862,878
6.00%, 06/15/36	882,583	912,211
5.50%, 04/15/37	6,646,271	6,788,615
6.50%, 09/15/37	625,526	650,943
6.00%, 04/01/38 TBA	2,500,000	2,579,688
6.50%, 04/21/38 TBA	17,000,000	17,669,375
Greenpoint Mortgage Funding Trust
2.87%, 11/25/45†	452,716	373,640
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	302,994	305,728
6.14%, 10/18/30	1,294,814	1,293,068
8.14%, 01/10/40 IO 144AΩ†	24,420,394	358,303

See Notes to Schedules of Investments.

	Par	Value
GSR Mortgage Loan Trust
5.71%, 06/01/34†	$845,296	$851,804
4.77%, 09/25/34†	1,898,690	1,845,528
6.01%, 09/25/34†	1,042,300	1,000,608
4.55%, 09/25/35†	2,403,466	2,262,533
4.54%, 10/25/35†	4,283,632	4,031,832
5.25%, 10/25/35†	1,431,011	1,451,885
6.02%, 03/25/37†	2,943,204	2,799,220
HarborView Mortgage Loan Trust
2.87%, 11/19/35 STEP	1,640,966	1,297,184
5.31%, 12/19/35†	3,584,926	3,442,134
2.77%, 11/19/36†	2,747,347	2,091,084
2.82%, 11/19/36†	2,301,831	1,559,238
Impac Secured Assets CMN Owner Trust
2.68%, 01/25/37†	959,186	908,349
JP Morgan Mortgage Trust
3.89%, 08/25/34†	2,961,144	2,961,406
5.02%, 02/25/35†	1,071,309	973,805
4.76%, 07/25/35†	3,705,124	3,734,008
LB-UBS Commercial Mortgage Trust
7.95%, 05/15/25†	4,423,549	4,604,802
2.02%, 04/15/37 IO 144AΩ†	18,115,685	223,303
Luminent Mortgage Trust
2.86%, 11/26/35†	2,305,389	1,757,607
MASTR Adjustable Rate Mortgages Trust
4.67%, 12/25/33†	1,412,144	1,334,665
Merrill Lynch Mortgage Investors, Inc.
4.23%, 08/25/34†	2,648,455	2,438,332
MLCC Mortgage Investors, Inc.
3.20%, 03/15/25 STEP	399,081	321,555
4.73%, 12/25/34†	1,950,078	1,847,958
5.40%, 02/25/36 STRIP†	2,102,234	2,010,815
Morgan Stanley Capital I
6.53%, 03/15/31†	2,387,323	2,398,036
NationsLink Funding Corporation
6.32%, 01/20/31	1,674,084	1,677,258
Opteum Mortgage Acceptance Corporation
2.69%, 12/25/35†	1,280,596	1,224,670
2.66%, 07/25/36†	1,266,706	1,186,918
PNC Mortgage Acceptance Corporation
5.91%, 03/12/34	1,099,784	1,104,632
Provident Funding Mortgage Loan Trust
4.05%, 04/25/34†	3,018,869	3,032,393
Residential Accredit Loans, Inc.
3.00%, 01/25/33†	568,837	507,391
Residential Asset Securitization Trust
3.44%, 05/25/35†	1,488,072	1,372,028
Residential Funding Mortgage Securities I
6.50%, 03/25/32	114,244	109,014
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,146,712	1,055,032
5.31%, 08/25/34†	1,404,839	1,302,648
2.90%, 09/25/34†	230,974	210,833
Structured Asset Mortgage Investments, Inc.
7.22%, 10/19/34†	590,006	553,704
2.88%, 05/25/35†	1,171,810	846,214
2.81%, 07/19/35†	199,847	153,000
2.67%, 08/25/36†	685,814	668,585
Structured Asset Securities Corporation
2.65%, 05/25/36†	681,345	649,216
Thornburg Mortgage Securities Trust
2.72%, 04/25/36†	1,900,000	1,873,291
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A†	2,790,000	2,830,850
5.69%, 08/15/39†	2,859,358	2,861,621
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	1,431,367	1,396,088
5.74%, 05/15/43 STRIP†	1,600,000	1,615,473
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.84%, 05/04/37†	2,806,572	2,089,082
Washington Mutual Commercial Mortgage Securities Trust
4.24%, 05/25/36 144A	96,742	96,234
Washington Mutual Mortgage Pass-Through Certificates
3.14%, 12/25/27†	2,997,201	2,654,644
4.67%, 05/25/35†	3,550,000	3,504,028
6.07%, 10/25/36†	2,892,571	2,754,394
5.35%, 03/25/37†	3,387,032	3,196,934
5.87%, 06/25/37†	3,926,337	3,704,562
5.92%, 06/25/42†	73,499	66,741
2.91%, 01/25/45†	1,250,905	996,190
2.92%, 08/25/45†	605,912	470,018
2.89%, 10/25/45†	625,284	498,486
5.64%, 06/25/46†	2,235,528	1,764,418
Washington Mutual Mortgage Securities Corporation
7.45%, 03/25/32†	142,954	142,670
Wells Fargo Mortgage-Backed Securities Trust
4.75%, 04/25/19	2,820,036	2,800,648
3.99%, 01/25/35†	2,329,641	2,183,574
4.54%, 02/25/35†	3,743,485	3,722,838
5.24%, 04/25/36†	3,395,975	3,342,605
5.65%, 07/25/36†	2,555,671	2,448,645
6.00%, 07/25/37	3,553,987	3,533,005

Total Mortgage-Backed Securities
(Cost $466,347,334)		459,043,617

See Notes to Schedules of Investments.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BONDS — 0.6%
New York City Municipal Water Finance Authority Series A Revenue Bond
5.00%, 06/15/38	$1,000,000	$993,750
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08	425,000	425,306
State of California General Obligation
5.00%, 11/01/32	3,200,000	3,146,528

Total Municipal Bonds
(Cost $4,649,018)		4,565,584

	Number of Contracts
PURCHASED OPTIONS — 1.6%
Call Options — 0.1%
10-Year U.S. Treasury Futures, Strike Price $134.00, Expires 05/23/08	26	406
2-Year U.S. Treasury Note Futures, Strike Price $110.50, Expires 05/23/08	335	5,235
5-Year U.S. Treasury Note Futures, Strike Price $125.00, Expires 05/23/08	853	6,664
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	1,800,000	321,608
U.S. Dollar vs. Japanese Yen, Strike Price $118.00, Expires 09/16/08	13,700,000	28,537

		362,450

Call Swaptions — 1.5%
3-Month LIBOR, Strike Price $3.15, Expires 02/02/09	4,080	504,416
3-Month LIBOR, Strike Price $3.15, Expires 12/15/08	14,520	1,874,639
3-Month LIBOR, Strike Price $3.50, Expires 02/02/09	1,890	312,952
3-Month LIBOR, Strike Price $4.00, Expires 04/20/09	9,700	830,213
3-Month LIBOR, Strike Price $4.18, Expires 04/20/09	29,210	3,305,110
3-Month LIBOR, Strike Price $4.75, Expires 08/09/08	4,530	1,348,497
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	4,850	3,826,019

		12,001,846

Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $86.00, Expires 04/07/08	51,000,000	15
30-Year Federal National Mortgage Association, Strike Price $90.00, Expires 06/05/08	43,000,000	2,375
30-Year Federal National Mortgage Association, Strike Price $91.00, Expires 04/07/08	22,000,000	1,788
30-Year Federal National Mortgage Association, Strike Price $91.00, Expires 06/05/08	31,000,000	5,952
30-Year Government National Mortgage Association, Strike Price $91.00, Expires 04/14/08	21,000,000	966

		11,096

Put Swaption — 0.0%
Euro vs. U.S. Dollar, Strike
Price $1.38, Expires 05/21/10	1,800,000	59,930

Total Purchased Options
(Cost $9,341,328)		12,435,322

	Shares
MONEY MARKET FUNDS — 25.7%
GuideStone Money Market Fund (GS4 Class)¥	29,204,405	29,204,405
Northern Institutional Liquid Assets Portfolio§	173,994,228	173,994,228

Total Money Market Funds
(Cost $203,198,633)		203,198,633

	Par
U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Bills
0.52%, 04/17/08Δ	$15,000,000	14,996,533
0.25%, 06/05/08Δ	5,100,000	5,088,352
0.83%, 06/05/08Δ	400,000	399,086
1.40%, 06/12/08Δ‡‡	500,000	498,805
1.42%, 06/12/08	30,000	29,928
1.25%, 08/07/08Δ	31,600,000	31,448,889
1.25%, 08/14/08Δ	31,600,000	31,438,240
1.25%, 08/21/08Δ	18,800,000	18,696,186

		102,596,019

U.S. Treasury Bonds
8.13%, 08/15/19Δ	3,900,000	5,434,104
4.38%, 02/15/38Δ	2,800,000	2,834,126

		8,268,230

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/17	1,300,000	1,518,845
2.38%, 01/15/25	1,400,000	1,705,985
2.38%, 01/15/27	200,000	228,534

		3,453,364

U.S. Treasury Notes
3.13%, 11/30/09Δ	3,050,000	3,125,060
3.88%, 09/15/10Δ	25,388,000	26,756,591
4.50%, 11/15/10Δ	23,800,000	25,529,237
4.88%, 06/30/12Δ	2,000,000	2,204,532

		57,615,420

Total U.S. Treasury Obligations
(Cost $169,773,503)		171,933,033

TOTAL INVESTMENTS — 137.5%
(Cost $1,092,866,998)		1,087,766,513

See Notes to Schedules of Investments.

	Number of Contracts	Value
WRITTEN OPTIONS — (1.5)%
Call Swaptions — (1.4)%
3-Month LIBOR, Strike Price $4.25, Expires 02/02/09	(1,360)	$(510,163)
3-Month LIBOR, Strike Price $4.26, Expires 04/20/09	(3,380)	(842,928)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(4,780)	(1,917,940)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(60)	(24,075)
3-Month LIBOR, Strike Price $4.44, Expires 04/20/09	(9,420)	(3,185,940)
3-Month LIBOR, Strike Price $4.60, Expires 02/02/09	(630)	(316,170)
3-Month LIBOR, Strike Price $5.15, Expires 08/09/08	(1,510)	(1,013,472)
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	(1,490)	(3,487,695)
Euro vs. U.S. Dollar, Strike Price $1.50, Expires 06/20/13	(1,600,000)	(24,560)

		(11,322,943)

Put Swaptions — (0.1)%
Euro vs. U.S. Dollar, Strike Price $1.83, Expires 09/20/08	(1,600,000)	(30,640)
U.S. Dollar vs. Japanese Yen, Strike Price $100.00, Expires 09/16/08	(6,800,000)	(273,619)

		(304,259)

Total Written Options
(Premiums received $(8,124,974))		(11,627,202)

	Par
SECURITIES SOLD SHORT — (16.4)%
Agency Obligations — (0.8)%
Government National Mortgage Association
5.50%, 04/21/38	$(6,000,000)	(6,116,250)

Mortgage-Backed Securities — (5.7)%
Federal National Mortgage Association
6.50%, 04/14/38 TBA	$(12,100,000)	(12,531,063)
5.50%, 04/01/38 TBA	$(32,314,610)	(32,617,559)

		(45,148,622)

U.S. Treasury Obligations — (9.9)%
U.S. Treasury Bond
5.00%, 05/15/37	$(12,800,000)	(14,323,008)

U.S. Treasury Notes
4.25%, 11/15/17	$(36,300,000)	(38,741,756)
1.75%, 03/31/10	$(25,100,000)	(25,160,792)

		(63,902,548)

Total Securities Sold Short
(Cost $(129,197,019))		(129,490,428)

Liabilities in Excess of Other Assets — (19.6)%		(155,443,048)

NET ASSETS — 100.0%		$791,205,835

Swap agreements outstanding at March 31, 2008:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Australia Dollars
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(d)	04/15/09	15,300,000	$(80,955)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month AUD BBR-BBSW floating rate(d)	09/15/09	42,000,000	(110,170)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month AUD BBR BBSW floating rate(n)	09/15/09	38,500,000	(100,989)
Receive fixed rate payments of 7.00% and pay variable rate payments on the six month BBSW floating rate(k)	12/15/09	8,000,000	(17,477)
Receive fixed rate payments of 7.50% and pay variable rate payments on the six month BBSW floating rate(n)	03/15/11	21,400,000	60,091
Receive fixed rate payments of 7.00% and pay variable rate payments on the six month AUD BBR BBSW floating rate(n)	03/19/18	3,200,000	(16,043)

			(265,543)

British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(b)	09/15/10	20,600,000	(16,122)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(m)	09/17/11	6,000,000	(113,480)

See Notes to Schedules of Investments.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(b)	09/17/11	4,800,000	$(90,784)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month Euribor floating rate(f)	06/15/13	9,500,000	(90,324)

			(310,710)

Euro
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month EURIBOR floating rate(f)	06/15/10	12,200,000	118,314
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex Tobacco(c)	10/15/10	1,500,000	6,979

			125,293

Japanese Yen
Receive variable rate payments on the six month JPY LIBOR floating rate and pay fixed rate payments of 2.00%(n)	06/20/17	200,000,000	(104,030)
Receive variable rate payments on the six month JPY LIBOR floating rate and pay fixed rate payments of 2.00%(m)	06/20/17	30,000,000	(15,605)
Receive variable rate payments on the six month JPY LIBOR floating rate and pay fixed rate payments of 2.00%(b)	06/20/17	50,000,000	(26,008)

			(145,643)

U.S. Dollars
Receive variable rate payments on maturity and pay fixed rate payments of 4.50%(j)	01/23/09	4,300,000	270,797
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(b)	06/18/10	29,300,000	862,183
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/18/10	3,100,000	91,951
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(l)	06/18/10	16,900,000	497,300
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(j)	12/17/10	13,300,000	315,747
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(b)	12/20/11	9,000,000	753,631
Receive floating par in the event of default on the Dow Jones CDX HY-8 and pay fixed rate payments of 1.63%(d)	06/20/12	4,900,000	524,737
Receive floating par in the event of default on Target Corporation, 5.88% due 03/01/12 and pay fixed rate payments of 0.11%(k)	06/20/12	900,000	29,815

See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 0.35% and pay floating rate payments in the event of default on the Dow Jones CDX IG8 Index(b)	06/20/12	$2,900,000	$(140,666)
Receive floating par in the event of default on Progress Energy, Inc. BP BRC, 5.63% due 01/15/16 and pay fixed rate payments of 0.09%(b)	06/20/12	1,000,000	15,151
Receive fixed rate payments of 0.60% and pay floating rate payments in the event of default on the Dow Jones CDX IG9 Index(c)	12/20/12	4,300,000	(162,370)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	06/18/13	23,200,000	1,660,916
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(g)	06/18/13	15,600,000	441,611
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(f)	06/18/13	8,500,000	240,621
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/18/13	13,200,000	373,671
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(f)	06/18/15	37,000,000	(2,836,275)
Receive floating par in the event of default on American Electric power BP CBK and pay fixed rate payments of 6.26%(d)	06/20/15	1,600,000	18,098
Receive floating par in the event of default on the Dow Jones CDXIF7 Index and pay fixed rate payments of 0.65%(k)	12/20/16	3,600,000	215,830
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.67%(m)	06/20/17	1,300,000	48,332
Receive floating par in the event of default on Newell Rubbermaid BP AUG, 6.75% due 03/15/12 and pay fixed rate payments of 0.48%(n)	06/20/17	300,000	10,667
Receive floating par in the event of default on Newell Rubbermaid BP RYL, 6.75% due 03/15/12 and pay fixed rate payments of 0.49%(m)	06/20/17	700,000	24,626
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	600,000	23,640
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	500,000	19,515
Receive floating par in the event of default on Bear Stearns Co., Inc. and pay fixed rate payments of 2.18%(c)	03/20/18	1,700,000	(83,802)

See Notes to Schedules of Investments.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on the Bear Stearns Co., Inc. and pay fixed rate payments of 2.20%(i)	03/20/18	$1,600,000	$(81,267)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/18/18	2,700,000	193,296
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(b)	06/18/18	300,000	21,477
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	06/18/18	13,400,000	379,332
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	06/18/23	15,000,000	(871,586)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(d)	06/18/23	500,000	(29,053)
Receive floating par in the event of default on Morgan Stanley ABS Capital I, 7.02% due 12/27/33 and pay fixed rate payments of 0.54%(k)	12/27/33	1,328,822	161,404
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.72% due 02/25/34 and pay fixed rate payments of 0.49%(b)	02/25/34	1,549,187	228,655
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.62% due 02/25/35 and pay fixed rate payments of 0.59%(b)	02/25/35	1,533,053	232,616
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.14% due 02/25/35 and pay fixed rate payments of 0.61%(b)	02/25/35	2,400,000	1,041,506
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(j)	06/18/38	500,000	(26,433)

			4,465,673

			$3,869,070

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	58.0
Futures Contracts	31.0
Money Market Funds	25.7
U.S. Treasury Obligations	21.7
Corporate Bonds	10.4
Asset-Backed Securities	9.7
Agency Obligations	5.0
Foreign Bonds	2.9
Commercial Paper	1.9
Purchased Options	1.6
Municipal Bonds	0.6
Forward Foreign Currency Contracts	0.5
Swap Agreements	0.5
Written Options	(1.5)
Securities Sold Short	(16.4)

151.6

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$204,065,170	$2,072,737
Level 2 — Other Significant Observable Inputs	883,701,343	4,365,132
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$1,087,766,513	$6,437,869

Liabilities:
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	(141,117,630)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(141,117,630)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Bank
5.00%, 09/18/09	$1,040,000	$1,081,761
4.63%, 10/10/12	890,000	944,817
Federal Home Loan Mortgage Corporation
5.25%, 07/18/11	1,300,000	1,398,877
5.63%, 11/23/35	1,260,000	1,314,225
Federal National Mortgage Association
1.25%, 12/15/08‡‡	367,000	361,858
5.13%, 04/15/11	2,010,000	2,145,418
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,912,759

Total Agency Obligations
(Cost $8,844,940)		9,159,715

ASSET-BACKED SECURITIES — 2.8%
Amortizing Residential Collateral Trust
3.42%, 04/25/32†	51,672	45,480
Argent Securities, Inc.
2.65%, 10/25/36†	794,651	776,730
Asset-Backed Securities Corporation Home Equity
2.87%, 09/25/34†	168,112	149,157
Bayview Financial Acquisition Trust
3.35%, 02/28/44†	759,222	670,972
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 02/01/36	4,376,620	3,951,952
6.50%, 02/01/36	4,230,678	3,547,821
CIT Mortgage Loan Trust
4.05%, 09/25/24 144A†@	800,000	440,000
3.60%, 10/25/37 144A†@	1,433,635	1,290,272
3.85%, 10/25/37 144A†@	430,000	279,500
Countrywide Home Equity Loan Trust
3.11%, 05/15/29†	561,779	474,051
3.06%, 12/15/35†	865,512	651,863
3.36%, 12/15/35†	692,410	521,491
3.26%, 08/15/36†	2,408,882	1,951,895
EMC Mortgage Loan Trust
3.15%, 11/25/41 144A†	308,564	298,088
FBR Securitization Trust
2.86%, 10/25/35 STEP	3,592,403	3,529,147
First Franklin Mortgage Loan Asset-Backed Certificates
2.65%, 11/25/36†	1,308,839	1,183,727
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	694,093	395,732
HFC Home Equity Loan Asset Backed Certificates
4.31%, 11/20/36†	1,480,087	1,249,134
Lehman XS Trust
2.90%, 11/25/35†	2,722,178	2,136,158
2.87%, 02/25/36†	1,537,214	1,213,998
Madison Avenue Manufactured Housing Contract
2.95%, 09/25/08†	944,245	893,251
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
2.79%, 07/25/17 STEP	132,289	112,269
Nelnet Student Loan Trust
5.09%, 01/26/15†	528,427	528,228
Provident Bank Home Equity Loan Trust
3.14%, 08/25/31†	188,169	137,605
Residential Asset Mortgage Products, Inc.
3.08%, 03/25/34 STEP	454,648	363,874
Residential Funding Securities Corporation
3.05%, 06/25/33 144A†	641,372	464,895
Salomon Brothers Mortgage Securities VII
3.08%, 03/25/28 STEP	68,887	67,170
Securitized Asset-Backed Receivables LLC Trust
2.83%, 02/25/37†	4,360,939	3,478,202
Structured Asset Securities Corporation
2.90%, 04/25/31 144A†	4,036,703	2,970,763

Total Asset-Backed Securities
(Cost $40,610,778)		33,773,425

CORPORATE BONDS — 19.3%
Ace INA Holdings, Inc.
5.80%, 03/15/18	575,000	575,237
AES Corporation
9.50%, 06/01/09	42,000	43,554
8.75%, 05/15/13 144AΔ	325,000	339,625
7.75%, 10/15/15	270,000	273,375
8.00%, 10/15/17	1,490,000	1,516,075
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	375,000	375,938
American Achievement Corporation
8.25%, 04/01/12	30,000	26,925
American Electric Power Co., Inc.
5.25%, 06/01/15	2,300,000	2,278,886
American Express Bank UT
6.00%, 09/13/17	3,100,000	3,027,482
American Express Co.
7.00%, 03/19/18Δ	2,500,000	2,629,265
6.80%, 09/01/45†Δ	1,340,000	1,261,874
American General Finance Corporation
6.90%, 12/15/17	780,000	763,599
American International Group, Inc.
5.85%, 01/16/18	1,220,000	1,199,437
6.25%, 03/15/37	805,000	654,053
AmerisourceBergen Corporation
5.88%, 09/15/15Δ	130,000	128,306
Ameritech Capital Funding Corporation
6.25%, 05/18/09	100,000	102,536
AMFM, Inc.
8.00%, 11/01/08	1,075,000	1,109,614
Anadarko Petroleum Corporation
5.39%, 09/15/09†	1,070,000	1,050,119
6.45%, 09/15/36	140,000	143,037
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	123,592
See Notes to Schedules of Investments.

	Par	Value
ANZ Capital Trust II
5.36%, 12/29/49 144A	$800,000	$762,790
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	98,590
Astoria Financial Corporation
5.75%, 10/15/12	450,000	456,489
AT&T, Inc.
4.13%, 09/15/09	250,000	251,479
5.30%, 11/15/10	175,000	181,689
5.10%, 09/15/14	550,000	547,151
5.50%, 02/01/18Δ	7,700,000	7,553,492
BAC Capital Trust XIV
5.63%, 12/31/49†	40,000	29,272
Bank of America Corporation
5.38%, 08/15/11	20,000	20,877
4.64%, 10/14/16†Δ	1,700,000	1,564,942
5.75%, 12/01/17	3,130,000	3,245,053
8.00%, 01/30/38†Δ	11,300,000	11,332,657
8.00%, 12/29/49†	1,000,000	1,002,890
Bear Stearns Co., Inc.
6.95%, 08/10/12	900,000	901,278
6.40%, 10/02/17	700,000	692,394
7.25%, 02/01/18	2,660,000	2,753,640
BellSouth Capital Funding
7.88%, 02/15/30	460,000	509,748
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	40,158
6.88%, 10/15/31	10,000	10,196
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	629,992
Boeing Co.
6.63%, 02/15/38	210,000	236,549
Cargill, Inc.
5.20%, 01/22/13 144A	725,000	732,146
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	535,086
Charter Communications Operating LLC
8.00%, 04/30/12 144A@Δ	250,000	230,625
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	134,400
Chubb Corporation
6.38%, 03/29/37†	375,000	349,888
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	306,295
Citigroup, Inc.
5.85%, 07/02/13	1,050,000	1,066,553
5.50%, 02/15/17Δ	1,160,000	1,088,448
6.88%, 03/05/38Δ	1,965,000	1,969,822
Citizens Communications Co.
9.25%, 05/15/11Δ	415,000	431,600
7.13%, 03/15/19Δ	60,000	52,800
7.88%, 01/15/27	150,000	129,375
Clear Channel Communications, Inc.
4.25%, 05/15/09	250,000	242,565
5.50%, 09/15/14	765,000	551,492
Comcast Cable Communications Holdings, Inc.
6.75%, 01/30/11Δ	230,000	239,275
8.38%, 03/15/13	225,000	250,192
9.46%, 11/15/22	275,000	335,410
Comcast Corporation
6.50%, 01/15/17	60,000	61,381
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	653,342
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	663,183
5.90%, 03/15/36	200,000	180,872
Community Health Systems, Inc.
8.88%, 07/15/15Δ	405,000	408,544
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	270,200
ConocoPhillips
8.75%, 05/25/10Δ	230,000	256,821
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,570,000	1,792,932
Countrywide Home Loans, Inc.
6.25%, 04/15/09Δ	375,000	347,363
5.63%, 07/15/09Δ	2,100,000	1,927,199
4.13%, 09/15/09	475,000	428,104
Cox Communications, Inc.
4.63%, 01/15/10Δ	800,000	800,724
Cox Enterprises, Inc.
4.38%, 05/01/08 144A	600,000	600,214
CSC Holdings, Inc.
7.25%, 07/15/08	375,000	375,938
7.63%, 04/01/11Δ	590,000	586,312
6.75%, 04/15/12	60,000	58,200
7.63%, 07/15/18	45,000	41,288
CVS Pass-Through Trust
6.94%, 01/10/30 144A	997,115	1,057,338
Daimler Finance NA LLC
5.88%, 03/15/11	590,000	603,530
5.75%, 09/08/11Δ	900,000	919,630
7.30%, 01/15/12	550,000	587,714
6.50%, 11/15/13	100,000	105,533
DaVita, Inc.
6.63%, 03/15/13 144A	310,000	302,250
Dean Foods Co.
7.00%, 06/01/16	375,000	330,000
Delta Air Lines, Inc.
6.82%, 08/10/22 144A	486,420	466,963
DI Finance
9.50%, 02/15/13	90,000	92,025
DirecTV Holdings LLC
8.38%, 03/15/13	155,000	157,906
Dominion Resources, Inc.
5.13%, 12/15/09Δ	230,000	235,526
4.75%, 12/15/10	70,000	71,686
5.70%, 09/17/12Δ	1,230,000	1,289,316
DRS Technologies, Inc.
6.63%, 02/01/16	90,000	88,425
Dryden Investor Trust
7.16%, 07/23/08 144A	240,754	242,298
Duke Energy Corporation
5.63%, 11/30/12Δ	580,000	617,304
Dynegy Holdings, Inc.
7.75%, 06/01/19	395,000	371,300
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	470,400
EchoStar DBS Corporation
5.75%, 10/01/08	500,000	498,750
7.00%, 10/01/13Δ	10,000	9,475

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.63%, 10/01/14	$30,000	$27,375
7.13%, 02/01/16	230,000	215,625
Edison Mission Energy
7.00%, 05/15/17Δ	240,000	240,000
7.20%, 05/15/19Δ	320,000	317,600
7.63%, 05/15/27Δ	120,000	113,400
El Paso Corporation
7.00%, 06/15/17Δ	1,040,000	1,074,849
8.05%, 10/15/30Δ	400,000	419,793
7.80%, 08/01/31Δ	950,000	980,152
7.75%, 01/15/32Δ	99,000	102,171
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	311,145
8.38%, 06/15/32	210,000	239,545
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,500,061
Electronic Data Systems Corporation
7.13%, 10/15/09	1,000,000	1,020,281
Energy Future Holdings Corporation
6.50%, 11/15/24	370,000	264,579
6.55%, 11/15/34	1,620,000	1,151,784
Energy Transfer Partners LP
5.65%, 08/01/12	275,000	276,598
5.95%, 02/01/15	975,000	959,034
6.70%, 07/01/18	570,000	575,319
Entergy Gulf States, Inc.
3.74%, 12/08/08 144A†	1,900,000	1,905,231
Enterprise Products Operating LP
4.95%, 06/01/10	650,000	663,507
7.03%, 01/15/38†Δ	350,000	297,600
8.38%, 08/01/45†Δ	350,000	341,176
Exelon Corporation
5.63%, 06/15/35	675,000	595,497
Ferro Corporation
9.13%, 01/01/09	375,000	386,250
FirstEnergy Corporation
6.45%, 11/15/11	60,000	62,856
7.38%, 11/15/31	1,490,000	1,625,538
Fiserv, Inc.
6.13%, 11/20/12	575,000	593,140
Ford Motor Co.
7.45%, 07/16/31	550,000	365,750
Ford Motor Credit Co.
6.63%, 06/16/08	350,000	346,062
7.38%, 10/28/09	650,000	592,446
5.70%, 01/15/10Δ	125,000	108,637
7.88%, 06/15/10	500,000	436,177
10.94%, 06/15/11†	607,000	482,155
8.00%, 12/15/16Δ	1,300,000	1,019,110
Forest City Enterprises, Inc.
7.63%, 06/01/15Δ	20,000	19,100
6.50%, 02/01/17	70,000	63,350
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	420,000	446,775
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	75,000	59,062
General Electric Capital Corporation
5.45%, 01/15/13	150,000	157,273
General Electric Co.
5.00%, 02/01/13	920,000	953,976
General Motors Acceptance Corporation
5.13%, 05/09/08Δ	570,000	566,669
5.85%, 01/14/09Δ	220,000	205,186
5.63%, 05/15/09Δ	1,490,000	1,358,190
7.75%, 01/19/10	500,000	432,654
6.88%, 09/15/11	2,315,000	1,773,082
6.75%, 12/01/14Δ	1,400,000	991,991
8.00%, 11/01/31Δ	700,000	502,753
General Motors Corporation
8.25%, 07/15/23	210,000	148,050
8.38%, 07/05/33(E)	170,000	180,527
Georgia Gulf Corporation
9.50%, 10/15/14Δ	60,000	46,650
Georgia-Pacific Corporation
8.13%, 05/15/11Δ	4,000	3,990
Glen Meadow Pass-Through Trust
6.51%, 02/12/47 144A†	600,000	485,574
Goldman Sachs Capital II
5.79%, 12/29/49†	60,000	40,000
Goldman Sachs Group LP
4.50%, 06/15/10	930,000	937,534
Goldman Sachs Group, Inc.
5.75%, 10/01/16Δ	1,900,000	1,896,819
6.25%, 09/01/17Δ	4,000,000	4,032,848
5.95%, 01/18/18Δ	3,500,000	3,472,231
GrafTech Finance, Inc.
10.25%, 02/15/12Δ	139,000	144,560
Greenpoint Financial Corporation
3.20%, 06/06/08	300,000	298,349
HCA, Inc.
6.30%, 10/01/12	32,000	28,640
9.13%, 11/15/14 144A	60,000	62,414
6.50%, 02/15/16	686,000	581,385
9.25%, 11/15/16	480,000	499,200
9.63%, 11/15/16 PIK	466,000	484,640
7.69%, 06/15/25Δ	250,000	199,386
Hertz Corporation
8.88%, 01/01/14Δ	115,000	109,538
10.50%, 01/01/16Δ	65,000	61,181
Hess Corporation
7.88%, 10/01/29	260,000	309,418
7.30%, 08/15/31	1,060,000	1,197,814
Host Hotels & Resorts LP
6.75%, 06/01/16	30,000	28,200
HSBC Finance Corporation
8.00%, 07/15/10	440,000	464,569
7.00%, 05/15/12	390,000	404,872
6.38%, 11/27/12	70,000	70,968
Idearc, Inc.
8.00%, 11/15/16	340,000	221,850
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†Δ	280,000	250,586
Intelsat Corporation
9.00%, 06/15/11	95,000	96,188
International Lease Finance Corporation
4.95%, 02/01/11	300,000	296,018
iStar Financial, Inc.
5.13%, 04/01/11Δ	175,000	134,838

See Notes to Schedules of Investments.

	Par	Value
5.65%, 09/15/11Δ	$250,000	$190,139
5.95%, 10/15/13	200,000	146,160
6.50%, 12/15/13	125,000	90,099
JC Penny Co., Inc.
7.40%, 04/01/37	50,000	46,346
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	334,640
5.15%, 10/01/15	1,890,000	1,859,363
6.00%, 01/15/18	1,025,000	1,070,870
JPMorgan Chase Bank NA
6.00%, 10/01/17	475,000	495,952
Kansas City Southern Railway
9.50%, 10/01/08	119,000	121,231
Kerr-McGee Corporation
6.95%, 07/01/24	1,000,000	1,062,745
7.88%, 09/15/31Δ	1,830,000	2,149,159
Kinder Morgan Energy Partners LP
6.30%, 02/01/09Δ	150,000	152,964
6.75%, 03/15/11Δ	150,000	157,247
7.13%, 03/15/12	500,000	531,667
5.00%, 12/15/13Δ	200,000	197,436
6.00%, 02/01/17Δ	510,000	508,397
5.95%, 02/15/18	830,000	823,516
6.95%, 01/15/38	60,000	59,065
Kraft Foods, Inc.
6.50%, 08/11/17	300,000	308,322
Kroger Co.
6.15%, 01/15/20	500,000	514,522
L-3 Communications Corporation
7.63%, 06/15/12Δ	250,000	257,188
6.38%, 10/15/15Δ	370,000	363,525
Lamar Media Corporation
7.25%, 01/01/13	110,000	105,050
6.63%, 08/15/15	80,000	70,800
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	130,312
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/30/49†Δ	2,605,000	1,649,028
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12Δ	390,000	376,646
5.38%, 10/17/12(E)	600,000	853,712
5.63%, 01/24/13	2,725,000	2,652,441
6.20%, 09/26/14	925,000	913,549
6.75%, 12/28/17Δ	4,340,000	4,179,398
Liberty Media Corporation
7.88%, 07/15/09	10,000	10,085
5.70%, 05/15/13Δ	25,000	22,014
3.75%, 02/15/30 CONV	40,000	19,800
Lincoln National Corporation
7.00%, 05/17/49†	775,000	711,723
Merrill Lynch & Co., Inc.
5.45%, 02/05/13Δ	2,645,000	2,605,037
5.70%, 05/02/17Δ	400,000	380,635
6.40%, 08/28/17Δ	775,000	766,108
Metlife Capital Trust IV
7.88%, 12/15/37 144A@	300,000	273,525
MetLife, Inc.
6.40%, 12/15/36Δ	150,000	119,536
Midamerican Energy Holdings Co.
6.13%, 04/01/36	750,000	727,276
5.95%, 05/15/37	150,000	140,975
Mizuho JGB Investment LLC
9.87%, 12/31/49 144A†@	250,000	251,054
Morgan Stanley
3.63%, 04/01/08	110,000	110,000
5.63%, 01/09/12Δ	410,000	413,412
5.75%, 08/31/12	3,325,000	3,388,464
5.66%, 10/18/16†	340,000	306,779
5.75%, 10/18/16	3,700,000	3,583,835
5.95%, 12/28/17	450,000	435,695
6.63%, 04/01/18	850,000	851,838
Nelnet, Inc.
7.40%, 09/29/36†	475,000	309,671
Nevada Power Co.
5.88%, 01/15/15	350,000	344,922
6.65%, 04/01/36	300,000	284,040
New Cingular Wireless Services, Inc.
7.88%, 03/01/11	650,000	707,472
8.13%, 05/01/12	135,000	151,210
Nextel Communications, Inc.
5.95%, 03/15/14	294,000	217,813
7.38%, 08/01/15Δ	130,000	100,169
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,363,684
Nortek, Inc.
8.50%, 09/01/14Δ	62,000	46,190
NRG Energy, Inc.
7.25%, 02/01/14Δ	285,000	282,150
7.38%, 02/01/16Δ	80,000	78,600
7.38%, 01/15/17	35,000	34,125
Omnicom Group, Inc.
5.90%, 04/15/16	700,000	696,670
ONEOK Partners LP
6.65%, 10/01/36	375,000	363,015
6.85%, 10/15/37	325,000	322,627
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	90,725
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	63,558
Pacific Gas & Electric Co.
6.05%, 03/01/34Δ	580,000	570,428
5.80%, 03/01/37Δ	250,000	237,322
PartnerRe Finance II
6.44%, 12/01/49†	75,000	63,989
Patrons’ Legacy
5.65%, 01/17/17 144A	1,320,891	1,154,591
Peabody Energy Corporation
6.88%, 03/15/13	145,000	147,900
7.88%, 11/01/26	2,000,000	1,995,000
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	263,788
6.63%, 06/15/35Δ	159,000	164,744
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	434,933
Popular North America, Inc.
5.65%, 04/15/09	250,000	248,762
Pride International, Inc.
7.38%, 07/15/14	130,000	135,850
Private Export Funding Corporation
5.45%, 09/15/17	3,200,000	3,549,728

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Progress Energy, Inc.
5.63%, 01/15/16	$150,000	$153,207
7.75%, 03/01/31	350,000	411,647
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,431,000	1,690,973
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	191,000
Qwest Corporation
5.63%, 11/15/08	600,000	600,000
8.88%, 03/15/12	200,000	205,000
7.50%, 06/15/23	500,000	438,750
Rabobank Capital Funding II
5.26%, 12/29/13 144A†Δ	50,000	42,975
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†	350,000	291,178
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	219,692
Residential Capital LLC
6.46%, 04/17/09†	90,000	51,750
6.46%, 05/22/09†	260,000	149,500
7.88%, 06/30/10Δ	625,000	317,188
6.00%, 02/22/11	490,000	242,550
6.50%, 06/01/12Δ	30,000	14,850
RH Donnelley Corporation
8.88%, 10/15/17 144AΔ	115,000	72,450
SemGroup LP
8.75%, 11/15/15 144AΔ	65,000	59,800
Service Corporation International
7.63%, 10/01/18	90,000	90,900
7.50%, 04/01/27	200,000	171,000
SLM Corporation
5.44%, 04/01/09†	1,130,000	1,080,562
5.45%, 04/25/11	350,000	281,601
5.00%, 10/01/13	350,000	263,742
Sonat, Inc.
7.63%, 07/15/11	460,000	477,751
Southern Natural Gas Co.
7.35%, 02/15/31	250,000	257,293
8.00%, 03/01/32	400,000	439,038
Sovereign Bank
4.38%, 08/01/13†	525,000	478,325
Sprint Capital Corporation
6.13%, 11/15/08	310,000	307,721
7.63%, 01/30/11	250,000	231,392
8.38%, 03/15/12	340,000	314,756
6.90%, 05/01/19	30,000	23,667
6.88%, 11/15/28	275,000	205,358
8.75%, 03/15/32Δ	170,000	143,971
Sprint United Telephone Co. of Kansas
6.89%, 07/01/08@	500,000	496,731
Steel Dynamics, Inc.
7.38%, 11/01/12 144A	65,000	65,975
6.75%, 04/01/15	225,000	221,625
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	191,100
Sungard Data Systems, Inc.
9.13%, 08/15/13	120,000	121,800
SunTrust Preferred Capital I
5.85%, 12/31/49†	2,120,000	1,572,404
Swiss Re Capital I LP
6.85%, 05/29/49 144A†	650,000	605,784
Target Corporation
7.00%, 01/15/38	4,400,000	4,536,928
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	7,000	6,808
9.25%, 02/01/15Δ	1,382,000	1,299,080
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	175,000	175,246
7.63%, 04/01/37	50,000	52,614
TEPPCO Partners LP
6.65%, 04/15/18	650,000	657,773
Terex Corporation
7.38%, 01/15/14	90,000	89,550
Time Warner Cable, Inc.
5.40%, 07/02/12	1,100,000	1,081,796
6.55%, 05/01/37	325,000	307,755
Time Warner, Inc.
5.11%, 11/13/09†	7,600,000	7,280,177
6.88%, 05/01/12	110,000	113,657
7.70%, 05/01/32	600,000	633,456
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	665,722
Transcontinental Gas Pipe Line Corporation
5.54%, 04/15/08 144A†	1,500,000	1,492,500
Transocean, Inc.
3.21%, 09/05/08†	2,000,000	1,990,234
7.50%, 04/15/31	325,000	359,168
6.80%, 03/15/38	450,000	461,187
Travelers Cos., Inc.
6.25%, 03/15/37†	400,000	353,390
TXU Corporation
5.55%, 11/15/14	120,000	94,301
Unilever Capital Corporation
7.13%, 11/01/10Δ	285,000	312,673
Union Pacific Corporation
6.65%, 01/15/11	260,000	274,835
United Air Lines, Inc.
9.21%, 01/21/17#@	107,431	269
9.56%, 10/19/18#@	190,819	104,473
United Parcel Service, Inc.
4.50%, 01/15/13Δ	1,480,000	1,535,013
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	365,874
4.88%, 04/01/13	410,000	405,351
Ventas Realty LP
8.75%, 05/01/09	70,000	71,400
9.00%, 05/01/12	30,000	31,725
6.50%, 06/01/16	70,000	67,900
Verizon Communications, Inc.
5.55%, 02/15/16Δ	2,100,000	2,092,576
5.85%, 09/15/35Δ	600,000	548,344
6.40%, 02/15/38	475,000	463,959
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	318,833
4.38%, 06/01/13Δ	140,000	137,031
Visteon Corporation
8.25%, 08/01/10Δ	145,000	119,262
Wachovia Bank NA
4.92%, 03/23/09†	750,000	743,109

See Notes to Schedules of Investments.

	Par	Value
Wachovia Capital Trust III
5.80%, 08/29/49†	$580,000	$413,506
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,829,739
5.75%, 02/01/18	1,445,000	1,417,974
7.98%, 02/15/49†	8,600,000	8,475,584
Washington Mutual Mortgage Pass-Through Certificates
8.25%, 04/01/10	250,000	217,595
Waste Management, Inc.
7.75%, 05/15/32	980,000	1,082,653
WellPoint, Inc.
5.88%, 06/15/17	720,000	705,921
Wells Fargo & Co.
4.38%, 01/31/13	1,600,000	1,593,520
5.63%, 12/11/17	775,000	794,191
Wells Fargo Capital X
5.95%, 12/15/36Δ	200,000	180,782
Westlake Chemical Corporation
6.63%, 01/15/16	85,000	74,800
Weyerhaeuser Co.
6.75%, 03/15/12	735,000	773,465
Williams Cos., Inc.
7.50%, 01/15/31	20,000	20,950
7.75%, 06/15/31	200,000	213,500
8.75%, 03/15/32	983,000	1,140,280
Windstream Corporation
8.63%, 08/01/16	630,000	622,125
Xerox Corporation
7.13%, 06/15/10	250,000	263,572
6.75%, 02/01/17	70,000	74,016
XTO Energy, Inc.
7.50%, 04/15/12	43,000	47,667
ZFS Finance USA Trust II
6.45%, 12/15/49 144A†	500,000	455,225

Total Corporate Bonds
(Cost $241,524,577)		236,138,150

FOREIGN BONDS — 6.8%
Argentina — 0.2%
Republic of Argentina
3.09%, 08/03/12†	1,140,000	608,247
7.00%, 09/12/13	2,070,000	1,706,542
2.00%, 01/03/16(P)†	1,050,000	447,551

		2,762,340

Australia — 0.0%
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	536,691

Bermuda — 0.5%
Arch Capital Group, Ltd.
7.35%, 05/01/34	475,000	471,799
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	343,382
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†@	375,000	313,481
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	425,000	441,209
Intelsat Bermuda, Ltd.
9.25%, 06/15/16	60,000	60,750
Intelsat Subsidiary Holding Co., Ltd.
8.63%, 01/15/15	375,000	379,687
Merna Reinsurance, Ltd.
4.45%, 07/07/10 144A†	950,000	866,685
Tyco International Group SA
6.13%, 11/01/08	90,000	90,686
6.00%, 11/15/13	2,920,000	2,935,622

		5,903,301

Brazil — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	870,000	871,914

Canada — 0.5%
Anadarko Finance Co.
7.50%, 05/01/31	460,000	519,045
Bombardier, Inc.
7.25%, 11/15/16 144A(E)@	250,000	375,941
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	403,274
Canadian Natural Resources, Ltd.
5.70%, 05/15/17	225,000	228,016
5.85%, 02/01/35	50,000	46,083
6.50%, 02/15/37	450,000	446,592
6.25%, 03/15/38	150,000	144,386
Conoco Funding Co.
7.25%, 10/15/31	315,000	368,498
Encana Corporation
6.50%, 02/01/38Δ	725,000	722,452
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,640,775
Hydro Quebec
6.30%, 05/11/11	305,000	333,664
Nexen, Inc.
5.88%, 03/10/35	800,000	730,353
OPTI Canada, Inc.
8.25%, 12/15/14	125,000	124,375
Rogers Cable, Inc.
5.50%, 03/15/14	250,000	236,226
6.75%, 03/15/15	10,000	9,975
Rogers Wireless, Inc.
6.38%, 03/01/14	90,000	89,340
Sun Media Corporation
7.63%, 02/15/13	90,000	85,500

		6,504,495

Cayman Islands — 0.4%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	362,745
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	450,000	448,351
4.63%, 06/15/10 144A	600,000	597,873
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†Δ	690,000	603,400
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	1,130,000	750,016
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	780,181	804,099
Vale Overseas, Ltd.
8.25%, 01/17/34	40,000	44,866
6.88%, 11/21/36Δ	1,491,000	1,462,246
Willow Re, Ltd.
10.49%, 06/16/10 144A†	300,000	303,747

		5,377,343

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144AΔ	$210,000	$209,705

France — 0.1%
AXA SA
6.46%, 12/14/18 144A†Δ	150,000	120,609
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15(E)Δ	200,000	204,000
7.75%, 05/15/17Δ	155,000	158,100
French Government Bond
5.75%, 10/25/32(E)	500,000	913,564
Legrand SA
8.50%, 02/15/25	250,000	282,521

		1,678,794

Germany — 0.5%
Deutsche Bank AG
6.00%, 09/01/17Δ	3,100,000	3,259,154
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	1,450,000	2,289,029
6.25%, 01/04/30(E)	500,000	969,549

		6,517,732

Iceland — 0.5%
Glitnir Banki HF
6.33%, 07/28/11 144A	600,000	515,606
6.38%, 09/25/12 144AΔ	580,000	495,341
6.69%, 06/15/16 144A†	1,000,000	806,559
7.45%, 09/14/16 144A†Δ	100,000	81,229
Kaupthing Bank HF
5.75%, 10/04/11 144A	250,000	199,708
7.63%, 02/28/15 144A	2,490,000	2,343,837
7.13%, 05/19/16 144A	350,000	236,490
Landsbanki Islands HF
6.10%, 08/25/11 144A	1,500,000	1,311,444

		5,990,214

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22†Δ	430,000	374,358
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	618,000	532,349

		906,707

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A	800,000	784,245
VTB 24 Capital PLC
6.54%, 12/07/09†	370,000	355,625

		1,139,870

Italy — 0.1%
Telecom Italia Capital SA
4.00%, 01/15/10	225,000	220,815
6.20%, 07/18/11	150,000	148,917
5.25%, 11/15/13	165,000	154,357
4.95%, 09/30/14	835,000	760,927
5.25%, 10/01/15	130,000	118,284

		1,403,300

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	566,154
Resona Bank, Ltd.
4.13%, 06/27/49 144A(E)†@	500,000	667,282
5.85%, 07/15/49 144A†@	475,000	395,331

		1,628,767

Luxembourg — 1.0%
Enel Finance International SA
5.70%, 01/15/13 144A@	700,000	725,284
FMC Finance III SA
6.88%, 07/15/17	250,000	251,250
Gaz Capital for Gazprom
6.21%, 11/22/16 144AΔ	1,300,000	1,205,750
6.51%, 03/07/22 144A	640,000	572,000
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	708,995
Hellas Telecommunications SA
8.08%, 10/15/12(E)†	375,000	521,315
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	1,240,000	1,151,650
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	726,375
6.63%, 03/20/17 144A	260,000	225,550
Tyco Electronics Group SA
6.00%, 10/01/12 144A	250,000	256,485
Unicredito Luxembourg Finance SA
3.77%, 10/24/08 144A†	4,000,000	3,996,368
VTB Capital SA
3.84%, 08/01/08†	800,000	794,356
5.51%, 08/01/08 144A†	970,000	960,300
6.61%, 10/31/12 144A	400,000	390,700

		12,486,378

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11Δ	176,000	187,000

Mexico — 0.3%
America Movil Sab de CV
5.50%, 03/01/14	300,000	303,286
5.63%, 11/15/17	460,000	457,063
United Mexican States
6.75%, 09/27/34	2,001,000	2,237,118

		2,997,467

Netherlands — 0.5%
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	505,020
8.25%, 06/15/30	600,000	721,756
Intergas Finance BV
6.38%, 05/14/17 144A	980,000	857,500
Koninklijke KPN NV
8.00%, 10/01/10	780,000	838,002
NXP BV
7.88%, 10/15/14Δ	30,000	27,600
9.50%, 10/15/15Δ	105,000	86,625
Rabobank Nederland
0.20%, 06/20/08(J)	150,000,000	1,502,639

See Notes to Schedules of Investments.

	Par	Value
TPSA Finance BV
7.75%, 12/10/08 144AΔ	$375,000	$386,493
TuranAlem Finance BV
8.25%, 01/22/37 144AΔ	1,440,000	1,132,992
TuranAlem Finance BV
8.25%, 01/22/37	650,000	518,407

		6,577,034

Panama — 0.1%
Republic of Panama
6.70%, 01/26/36Δ	549,000	561,353

Russia — 0.2%
Russian Federation
8.25%, 03/31/10	1,611,182	1,707,112
7.50%, 03/31/30 STEP	366,300	422,412

		2,129,524

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	237,068

Spain — 0.1%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†	100,000	90,269
Telefonica Emisones SAU
7.05%, 06/20/36	550,000	576,854

		667,123

Supranational — 0.9%
Inter-American Development Bank
1.00%, 03/24/15	13,000,000	10,681,203

Switzerland — 0.1%
UBS AG
5.88%, 12/20/17	1,400,000	1,433,615

United Kingdom — 0.3%
HBOS Capital Funding LP
6.07%, 12/31/49 144A†	600,000	527,649
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	848,569
Inmarsat Finance PLC
9.49%, 11/15/12 STEPΩ	375,000	365,625
Royal Bank of Scotland Group PLC
9.12%, 03/31/10	550,000	555,096
7.64%, 03/31/45†	300,000	258,852
6.99%, 10/29/45 144A†	770,000	654,723

		3,210,514

Venezuela — 0.1%
Petrozuata Finance, Inc.
8.22%, 04/01/17	704,000	711,920
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	330,000	333,713

		1,045,633

Total Foreign Bonds
(Cost $83,975,042)		83,645,085

LOAN AGREEMENTS — 1.1%
Chrysler Finance Co. Bridge Loan
8.99%, 08/03/14	8,656,500	7,183,692
Ford Motor Co. Tranche B
8.00%, 11/29/13†	2,666,250	2,192,575
Georgia Pacific Corporation
6.56%, 12/20/12	3,047,619	2,824,323
6.98%, 12/20/12	300,952	278,902
7.50%, 12/20/12†	571,429	529,560

Total Loan Agreements
(Cost $14,835,992)		13,009,052

MORTGAGE-BACKED SECURITIES — 77.1%
ABN AMRO Mortgage Corporation
2.20%, 06/25/33 IOΩ@	560,685	64,892
Adjustable Rate Mortgage Trust
4.99%, 04/25/35†	292,450	283,715
American Home Mortgage Assets
5.68%, 02/25/47†	2,610,497	1,876,778
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,961,847
5.35%, 09/10/47†	3,000,000	2,984,668
Bank of America Funding Corporation
2.62%, 07/20/36†	2,657,561	2,542,652
Bank of America Mortgage Securities, Inc.
5.66%, 07/25/34†	677,740	658,198
Bear Stearns Adjustable Rate Mortgage Trust
5.61%, 02/25/33†	323,415	298,998
4.44%, 04/25/34†	461,110	402,565
5.32%, 05/25/34†	1,362,196	1,285,300
3.54%, 06/25/34†	1,300,000	1,277,807
4.13%, 03/25/35†	2,798,639	2,674,665
5.08%, 06/25/35†	1,102,759	1,072,126
Bear Stearns Alt-A Trust
3.24%, 02/25/34 STEP	149,550	108,020
5.37%, 05/25/35†	795,628	477,377
5.71%, 09/25/35†	1,164,344	955,311
Bear Stearns Alt-A Trust II
6.28%, 09/25/47†	2,778,178	1,666,907
Bear Stearns Structured Products, Inc.
5.68%, 09/25/37†	2,005,871	1,696,572
3.47%, 09/26/37 144A†	4,193,775	4,005,013
3.64%, 09/27/37 144A†	4,761,934	4,535,695
Chase Mortgage Finance Corporation
4.36%, 02/01/37†	1,609,951	1,590,615
4.48%, 02/01/37†	793,941	783,547
Citigroup Commercial Mortgage Trust
2.89%, 11/15/36 144A†	54,175	50,561
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,753,411	2,622,933
Commerical Mortgage Asset Trust
7.55%, 01/17/10†	376,128	384,558

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Countrywide Alternative Loan Trust
5.50%, 10/25/33	$203,474	$204,110
2.95%, 09/25/35†	2,610,655	2,062,366
6.43%, 09/25/35†	367,698	256,281
2.93%, 10/25/35†	1,621,009	1,251,238
2.84%, 11/20/35†	853,196	677,122
2.86%, 11/20/35†	1,939,657	1,550,236
3.45%, 11/20/35†	570,729	451,582
4.26%, 11/20/35†	2,397,061	1,896,644
4.31%, 11/20/35†	856,093	596,906
2.87%, 12/25/35†	946,367	736,316
2.90%, 12/25/35†	1,699,393	1,243,725
2.87%, 02/25/36†	1,812,372	1,417,933
6.24%, 04/25/43†	2,951,284	2,316,109
Countrywide Home Loan Mortgage Pass-Through Trust
4.50%, 02/19/34†	2,827,246	2,874,983
4.56%, 11/20/34†	395,444	348,337
4.90%, 08/20/35†	1,611,580	1,312,907
2.84%, 03/25/36†	663,127	498,710
Credit Suisse Mortgage Capital Certificates
5.66%, 03/15/39 STRIP†	800,000	803,782
5.38%, 02/15/40	4,180,000	4,049,241
CS First Boston Mortgage Securities Corporation
(32.48)%, 04/25/33 IOΩ@	30,784	634
6.11%, 05/25/33 IOΩ@	13,012	75
5.50%, 06/25/33 IOΩ@	32,145	1,296
1.75%, 07/25/33 IOΩ@	744,273	108,889
7.82%, 07/25/33 IOΩ†@	403,021	—
6.18%, 08/25/33 IOΩ†@	500,768	30
6.53%, 06/15/34	1,500,000	1,539,066
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	42,207	44,331
7.00%, 04/01/15	54,148	56,874
7.00%, 12/01/15	40,855	42,833
6.00%, 04/15/16	9,587	9,576
8.50%, 06/01/16	14,359	15,613
4.50%, 05/01/18	181,925	181,795
4.50%, 06/01/18	43,844	43,786
8.50%, 06/01/18	8,479	9,219
4.50%, 09/01/18	169,337	169,114
4.50%, 10/01/18	127,582	127,435
4.50%, 11/01/18	132,044	131,896
4.50%, 12/01/18	406,888	406,354
5.00%, 12/01/18	759,100	770,400
4.50%, 01/01/19	47,901	47,838
4.50%, 03/01/19	96,163	96,033
4.50%, 06/01/19	1,771,724	1,769,397
5.00%, 06/01/20	634,009	642,580
5.00%, 07/01/20	658,223	666,297
3.06%, 04/15/22 POΩ@	38,829	35,651
8.00%, 08/01/24	6,449	7,009
7.50%, 11/01/29	19,045	20,640
6.50%, 12/01/29	422,872	443,246
7.50%, 12/01/29	31,684	34,339
7.50%, 02/01/31	34,009	36,783
7.15%, 07/01/31†	55,517	55,742
7.11%, 08/01/31†	3,900	3,922
7.50%, 11/01/31	10,534	11,387
7.35%, 04/01/32†	10,333	10,498
4.28%, 03/01/34†	15,602	15,780
5.00%, 12/01/34	142,137	141,054
5.00%, 04/14/35 TBA	200,000	198,000
5.50%, 05/01/35	2,326,968	2,354,188
(1.35)%, 08/15/35Ω†@	137,013	141,106
5.00%, 09/01/35	2,115,973	2,098,487
5.00%, 10/01/35	855,279	848,212
5.00%, 11/01/35	1,776,561	1,761,881
5.50%, 11/01/35	778,816	787,927
5.00%, 12/01/35	3,614,644	3,584,774
6.00%, 02/01/36	1,727,897	1,773,986
6.06%, 01/01/37†	2,387,428	2,443,842
5.50%, 03/01/37	1,000,000	1,010,753
5.69%, 04/01/37†	4,258,317	4,318,576
(7.16)%, 04/15/37Ω†@	80,788	87,684
0.81%, 06/15/37Ω†@	190,771	193,283
5.50%, 07/01/37	684,006	691,361
5.66%, 09/01/37†	4,760,396	4,838,288
6.00%, 10/01/37	12,208	12,530
7.00%, 11/01/37	884,417	929,005
6.00%, 12/15/37	423,566	434,740
6.00%, 12/19/37	110,423	113,335
5.50%, 02/01/38	7,999,996	8,086,018
5.50%, 04/14/38 TBA	5,000,000	5,048,440
4.00%, 01/01/49	3,989,899	3,914,538
Federal Housing Administration
7.43%, 10/01/18	202,243	196,178
Federal National Mortgage Association
6.50%, 05/25/08	6,132	6,127
4.00%, 06/01/13	78,542	79,017
4.00%, 07/01/13	105,931	106,572
4.00%, 08/01/13	148,850	149,739
4.00%, 09/01/13	282,106	283,762
4.00%, 10/01/13	585,123	588,496
8.00%, 06/01/15	36,852	38,972
8.00%, 06/15/15	12,752	13,486
8.00%, 07/01/15	27,723	29,318
8.00%, 09/01/15	58,475	60,928
5.00%, 12/25/15	138,156	138,923
6.00%, 05/01/16	171,417	176,935
6.00%, 07/01/16	22,756	23,488
5.00%, 11/01/17	220,111	223,394
5.00%, 12/01/17	1,750,459	1,776,030
5.00%, 01/01/18	2,800,799	2,842,137
5.00%, 02/01/18	623,866	632,994
5.50%, 02/01/18	195,428	199,667
5.00%, 04/01/18	913,399	926,344
6.00%, 04/17/18 TBA	550,000	565,984
5.00%, 05/01/18	1,256,796	1,274,776
4.50%, 06/01/18	4,535,525	4,534,004
5.00%, 06/01/18	265,488	268,816
4.00%, 09/01/18	3,917,588	3,849,889
4.50%, 09/01/18	124,561	124,495
5.00%, 11/01/18	261,533	265,434
4.50%, 12/01/18	3,400,000	3,399,139
4.50%, 01/01/19	68,678	68,641
5.00%, 02/01/19	181,435	183,788
4.50%, 03/01/19	95,610	95,559
5.00%, 03/01/19	1,314,228	1,331,270
5.00%, 04/01/19	1,780,155	1,804,182
4.00%, 05/01/19	10,555,980	10,358,438
4.50%, 07/01/19	59,827	59,725
4.50%, 08/01/19	53,942	53,850

See Notes to Schedules of Investments.

	Par	Value
5.00%, 08/01/19	$632,136	$640,333
6.00%, 09/01/19	928,318	958,199
5.00%, 10/01/19	271,161	274,677
5.00%, 11/01/19	1,171,182	1,186,370
4.50%, 04/01/20	592,242	591,927
4.50%, 08/01/20	390,621	389,269
4.50%, 09/01/20	286,362	285,371
6.00%, 12/01/20	1,752,665	1,809,082
4.50%, 03/01/21	359,920	358,222
4.50%, 08/01/21	32,800	32,645
20.51%, 08/25/21 IOΩ@	259	4,870
9.15%, 10/25/21 IOΩ@	500	11,557
21.82%, 01/25/22†	97,949	106,804
3.06%, 03/25/22†	54,758	54,732
4.50%, 04/01/22	317,717	316,257
9.50%, 05/01/22	6,058	6,719
4.50%, 06/01/22	1,469,876	1,463,123
5.54%, 07/01/22†	28,311	28,396
6.00%, 01/01/23	162,032	167,410
5.50%, 04/01/23 TBA	10,800,000	11,022,750
9.50%, 07/01/24	11,080	12,241
5.47%, 07/01/27†	43,677	43,823
6.92%, 08/01/27†	87,298	88,642
5.47%, 11/01/27†	77,818	78,079
7.39%, 02/01/30†	178,384	180,970
3.21%, 05/25/30†	2,163,543	2,163,077
7.34%, 06/01/30†	32,010	32,916
8.00%, 10/01/30	65,138	70,597
3.23%, 10/18/30†	67,791	66,772
7.15%, 12/01/30†	11,024	11,305
5.47%, 01/01/31†	9,319	9,363
6.95%, 05/01/31†	18,975	18,876
7.50%, 05/01/31	17,398	18,781
7.00%, 06/01/31†	7,554	7,715
6.00%, 01/01/32	105,560	108,830
6.00%, 03/01/32	328,127	338,417
6.50%, 03/01/32	290,472	303,163
6.00%, 04/01/32	682,142	703,068
5.47%, 06/01/32†	16,702	16,821
5.54%, 08/01/32†	39,596	39,885
7.02%, 02/01/33†	4,350	4,433
5.50%, 05/01/33	17,925,563	18,154,158
5.54%, 05/01/33†	92,580	92,853
0.01%, 07/25/33 IOΩ†@	433,710	18,488
5.50%, 04/01/34	14,503,146	14,692,316
5.50%, 04/12/34 TBA	7,000,000	7,065,625
0.01%, 04/25/34 IOΩ†@	629,559	27,450
0.01%, 06/25/34 IOΩ†@	945,649	35,754
5.00%, 08/01/34	337,771	335,049
5.50%, 09/01/34	13,867,881	14,034,548
6.00%, 10/01/34	113,414	116,583
5.50%, 11/01/34	16,608,729	16,808,337
4.50%, 12/01/34	373,272	360,544
4.53%, 12/01/34†	749,282	758,969
6.00%, 01/01/35	2,468,276	2,537,244
4.50%, 02/01/35	421,043	406,686
4.50%, 03/01/35	1,362,769	1,315,167
5.00%, 03/01/35	290,633	288,291
4.50%, 04/01/35	918,666	886,577
5.50%, 04/01/35 TBA	400,000	403,750
4.50%, 05/01/35	784,035	756,649
6.00%, 05/01/35	3,154,427	3,237,104
5.00%, 05/11/35 TBA	1,000,000	987,500
4.19%, 05/25/35Ω†@	90,422	90,868
4.50%, 07/01/35	463,303	447,120
6.00%, 07/01/35	994,843	1,020,918
5.00%, 08/01/35	235,951	233,877
4.50%, 09/01/35	124,965	120,600
5.50%, 09/01/35	855,175	865,010
4.50%, 10/01/35	311,620	300,735
6.00%, 10/01/35	285,745	293,234
5.47%, 11/01/35†	37,013	37,055
6.00%, 11/01/35	1,492,606	1,531,727
6.31%, 11/01/35†	501,194	515,452
6.77%, 11/01/35†	491,117	505,077
6.78%, 11/01/35†	1,036,575	1,066,577
6.79%, 11/01/35†	498,953	513,171
5.50%, 04/01/36	744,817	743,279
6.50%, 04/01/36	922,006	955,764
4.50%, 04/25/36 TBA	1,800,000	1,735,312
5.00%, 05/01/36 TBA	2,000,000	1,975,000
5.34%, 05/01/36†	489,356	492,427
5.00%, 09/01/36	918,358	910,286
6.50%, 09/01/36	885,952	918,389
4.39%, 09/25/36Ω†@	84,642	85,502
6.50%, 10/01/36	587,258	608,759
5.00%, 11/01/36	948,369	939,696
5.50%, 11/01/36	2,201,439	2,224,994
6.50%, 11/01/36	364,463	378,190
5.00%, 02/01/37	26,014	25,768
5.52%, 02/01/37†	4,516,383	4,588,211
7.50%, 02/01/37	955,552	1,010,907
5.00%, 03/01/37	786,328	778,888
5.50%, 03/01/37	999,900	1,010,308
6.50%, 03/01/37	894,863	927,565
6.50%, 04/01/37	887,495	919,927
7.00%, 04/01/37	16,262,055	17,081,456
6.50%, 05/01/37	923,777	957,535
5.62%, 06/01/37†	3,861,808	3,920,062
5.00%, 07/01/37	25,616	25,373
6.00%, 07/01/37	15,693,037	16,090,228
6.50%, 08/01/37	1,225,396	1,270,177
7.00%, 08/01/37	8,801,348	9,251,465
6.50%, 09/01/37	935,918	970,120
7.00%, 09/01/37	5,846,324	6,141,019
6.50%, 10/01/37	799,647	828,869
7.00%, 10/01/37	3,053,325	3,207,234
6.00%, 11/01/37	160,591	164,655
7.00%, 11/01/37	3,911,684	4,108,859
7.50%, 11/01/37	2,713,613	2,870,813
5.47%, 12/01/37†	174,530	175,617
5.00%, 01/01/38	999,901	990,440
5.53%, 01/01/38†	81,652	82,164
5.00%, 03/01/38	6,214,268	6,155,950
5.00%, 04/01/38 TBA	99,800,000	98,772,717
7.50%, 04/01/38	17,459	18,544
4.50%, 04/14/38 TBA	2,000,000	1,928,124
6.00%, 04/14/38 TBA	212,500,000	217,679,687
6.50%, 04/14/38 TBA	11,200,000	11,599,000
5.00%, 04/17/38 TBA	7,500,000	7,570,312
5.50%, 05/13/38 TBA	14,900,000	15,002,437
5.73%, 06/01/40†	144,175	143,880
5.73%, 10/01/40†	362,870	362,166
6.19%, 10/01/40†	28,285	28,228
5.47%, 11/01/40†	63,286	63,687

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FFCA Secured Lending Corporation
29.60%, 07/18/20 IO 144AΩ†@	$1,369,231	$51,291
FHLMC Structured Pass-Through Securities
5.92%, 07/25/44†	2,394,159	2,334,850
First Horizon Alternative Mortgage Securities
4.72%, 06/25/34†	980,214	873,491
First Horizon Asset Securities, Inc.
4.75%, 12/25/34†	174,884	167,032
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,472,988	1,536,422
General Electric Capital Commercial Mortgage Corporation
5.51%, 11/10/45†	1,230,000	1,235,430
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,043,533
GMAC Mortgage Corporation Loan Trust
4.40%, 06/25/34†	845,715	827,728
Government National Mortgage Association
7.00%, 10/15/25	66,059	70,781
7.00%, 01/15/26	25,816	27,651
7.00%, 07/15/27	192,542	206,142
7.00%, 12/15/27	4,013	4,297
7.00%, 01/15/28	32,500	34,768
7.00%, 03/15/28	233,546	250,051
7.00%, 07/15/28	27,961	29,912
7.50%, 07/15/28	15,425	16,635
6.50%, 08/15/28	23,538	24,622
7.00%, 08/15/28	40,223	43,031
7.50%, 08/15/28	19,053	20,547
6.50%, 09/15/28	151,628	158,608
6.00%, 10/15/28	16,927	17,562
7.00%, 10/15/28	78,565	84,050
6.00%, 12/15/28	2,621	2,719
6.00%, 01/15/29	574	595
7.50%, 03/15/29	61,915	66,803
7.50%, 11/15/29	25,284	27,255
5.13%, 11/20/29†	102,380	102,096
8.50%, 08/15/30	5,045	5,551
8.50%, 11/20/30	37,026	40,596
6.00%, 04/15/31	4,552	4,720
6.50%, 08/15/31	214,386	223,091
7.50%, 08/15/31	74,520	80,258
6.50%, 10/15/31	373,338	388,890
6.00%, 11/15/31	1,020,516	1,054,720
6.50%, 11/15/31	383,261	398,824
6.00%, 12/15/31	274,597	283,800
6.00%, 01/15/32	452,477	468,864
6.00%, 02/15/32	536,848	554,851
6.50%, 02/15/32	598,545	624,182
13.95%, 02/16/32†	214,456	306,600
6.00%, 04/15/32	491,649	509,454
6.50%, 04/15/32	347,249	361,349
7.50%, 04/15/32	96,746	104,075
6.50%, 06/15/32	1,226,261	1,278,551
6.50%, 07/15/32	164,459	171,137
6.50%, 08/15/32	499,763	520,056
6.50%, 09/15/32	613,849	638,774
6.00%, 10/15/32	608,175	628,559
6.00%, 11/15/32	587,969	608,069
6.00%, 12/15/32	256,468	265,075
6.50%, 12/15/32	42,572	44,300
6.00%, 01/15/33	285,894	295,477
6.00%, 02/15/33	202,477	209,263
6.50%, 03/15/33	84,536	87,969
5.00%, 04/15/33	289,695	290,239
6.50%, 04/15/33	1,485,316	1,545,627
5.00%, 05/15/33	2,203,988	2,208,903
6.00%, 05/15/33	1,501,188	1,551,502
5.00%, 06/15/33	287,418	287,959
6.00%, 06/15/33	188,256	194,566
5.00%, 07/15/33	663,028	664,275
5.00%, 08/15/33	1,331,044	1,333,033
5.00%, 09/15/33	956,698	957,968
5.00%, 10/15/33	519,039	519,814
6.00%, 10/15/33	920,238	951,081
6.50%, 10/15/33	300,609	312,815
5.00%, 11/15/33	65,313	65,460
6.00%, 12/15/33	1,043,348	1,078,317
5.00%, 01/15/34	430,972	431,660
5.00%, 03/15/34	540,316	541,178
5.00%, 04/15/34	212,458	212,797
5.00%, 05/15/34	126,172	126,373
5.00%, 06/15/34	854,791	856,155
6.00%, 06/15/34	98,640	102,084
5.00%, 08/15/34	555,709	556,596
5.00%, 11/15/34	1,261,176	1,263,189
5.00%, 12/15/34	1,102,556	1,104,316
5.00%, 01/15/35	788,648	789,723
5.00%, 02/15/35	23,858	23,890
5.00%, 03/15/35	28,978	29,018
5.00%, 04/15/35	4,368,970	4,374,923
5.00%, 05/15/35	63,049	63,135
5.00%, 06/15/35	134,920	135,103
5.00%, 07/15/35	323,140	323,581
5.00%, 08/15/35	343,740	344,209
5.00%, 09/15/35	1,673,916	1,676,197
5.00%, 10/15/35	1,174,682	1,176,283
5.00%, 11/15/35	6,839,298	6,848,617
5.00%, 12/15/35	25,729	25,764
6.00%, 02/15/36	17,748	18,344
5.00%, 03/15/36	801,004	801,608
5.00%, 05/15/36	57,194	57,264
5.00%, 06/15/36	31,639	31,678
6.00%, 06/15/36	882,583	912,211
6.00%, 07/15/36	103,531	107,007
6.00%, 08/15/36	1,111,056	1,148,636
6.50%, 09/15/36	845,383	879,729
6.00%, 10/15/36	282,532	292,112
6.50%, 11/15/36	24,627	25,628
5.50%, 01/15/37	979,235	1,000,018
5.50%, 04/15/37	17,089,564	17,455,574
5.50%, 06/15/37	3,069,686	3,134,839
5.50%, 07/15/37	618,672	631,803
6.00%, 09/15/37	1,127,000	1,164,788
6.50%, 11/15/37	2,000,002	2,081,267
5.00%, 03/15/38	2,454,143	2,457,402
6.00%, 04/01/38 TBA	8,000,000	8,255,000
6.50%, 04/21/38 TBA	15,000,000	15,590,625
5.50%, 05/20/38 TBA	900,000	914,906

See Notes to Schedules of Investments.

	Par	Value
GreenPoint Mortgage Funding Trust
2.68%, 03/25/37†	$4,096,891	$3,009,013
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,246,036
GSMPS Mortgage Loan Trust
2.83%, 02/25/35 144A†	388,708	349,834
2.95%, 09/25/35 144A†	2,398,261	2,002,766
GSR Mortgage Loan Trust
4.54%, 10/25/35†	1,285,090	1,209,550
HarborView Mortgage Loan Trust
2.87%, 11/19/35 STEP	468,847	370,624
5.75%, 12/19/35†	728,811	515,857
2.80%, 01/19/36 STEP	271,994	210,844
2.81%, 01/19/36 STEP	1,288,518	1,016,459
6.00%, 08/19/36†	1,940,753	1,591,772
2.75%, 12/19/37†	1,587,268	1,205,559
Impac CMB Trust
3.32%, 10/25/34†	170,455	130,672
2.86%, 11/25/35 STEP	1,578,582	1,444,865
Impac Secured Assets CMN Owner Trust
2.85%, 05/25/35†	1,284,766	927,187
Indymac ARM Trust
6.45%, 09/28/31†	21,444	21,416
Indymac INDA Mortgage Loan Trust
6.29%, 11/01/37†	950,938	906,197
Indymac Index Mortgage Loan Trust
5.38%, 08/25/35†	517,299	434,760
5.10%, 09/25/35†	624,049	478,523
5.45%, 09/25/35†	671,020	499,331
2.82%, 04/25/46†	1,200,371	908,696
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	3,400,000	3,319,976
4.92%, 10/15/42†	200,000	195,259
JP Morgan Mortgage Trust
5.02%, 02/25/35†	1,406,094	1,278,119
4.07%, 07/25/35†	877,187	805,603
4.20%, 07/25/35†	906,768	882,353
4.77%, 07/25/35†	850,265	817,033
5.07%, 07/25/35†	643,588	636,712
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	948,659
4.74%, 07/15/30	830,000	804,861
5.16%, 02/15/31	2,000,000	1,842,182
11.83%, 06/15/36 IO 144AΩ†@	4,450,367	110,536
4.95%, 09/15/40	900,000	883,134
Luminent Mortgage Trust
2.79%, 07/25/36†	683,228	512,801
2.77%, 12/25/36†	4,147,733	3,138,913
2.80%, 02/25/46†	1,209,819	916,088
MASTR Adjustable Rate Mortgages Trust
5.19%, 05/25/34†	400,952	372,311
5.78%, 12/25/46†	815,332	549,825
6.03%, 12/25/46†	2,445,997	1,883,386
2.80%, 05/25/47†	4,206,621	3,167,315
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	989,404	994,231
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.49%, 03/01/45†	960,000	933,492
MLCC Mortgage Investors, Inc.
5.46%, 09/25/27 STEP	591,065	527,322
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,924,885
5.51%, 11/12/49†	2,300,000	2,251,499
Prime Mortgage Trust
5.50%, 05/25/35 144A	7,845,190	7,658,635
6.00%, 05/25/35 144A	1,037,978	1,032,951
6.00%, 11/25/36 144A	4,084,092	4,024,586
Residential Accredit Loans, Inc.
6.02%, 01/25/46†	1,156,532	788,322
Residential Funding Mortgage Securities I
5.19%, 09/25/35†	776,636	728,515
5.21%, 09/25/35†	1,417,612	1,362,904
Sequoia Mortgage Trust
4.08%, 07/20/33†	297,802	283,138
5.78%, 10/20/34 STEP	295,141	276,574
Structured Adjustable Rate Mortgage Loan Trust
4.38%, 05/25/34†	525,759	490,089
5.25%, 09/25/34†	236,602	200,567
5.45%, 11/25/34†	957,376	866,748
2.94%, 08/25/35†	829,928	649,566
Structured Asset Mortgage Investments, Inc.
2.81%, 07/19/35†	262,299	200,813
2.91%, 12/25/35†	1,171,074	901,232
2.83%, 02/25/36†	1,184,574	842,321
5.83%, 11/25/37†	2,959,743	2,113,390
Structured Asset Securities Corporation
4.53%, 09/25/33†	1,000,000	1,001,894
Thornburg Mortgage Securities Trust
2.71%, 06/25/09†	3,649,637	3,607,860
2.80%, 12/25/35†	3,917,515	3,907,631
2.77%, 01/25/36†	4,377,653	4,297,775
6.23%, 09/25/37†	1,688,793	1,523,802
6.24%, 09/25/37†	1,814,847	1,688,085
Wachovia Bank Commercial Mortgage Trust
5.21%, 10/15/44†	3,000,000	3,012,256
WAMU Alternative Mortgage Pass-Through Certificates
5.82%, 11/25/46†	2,605,056	1,782,540
Washington Mutual Mortgage Pass-Through Certificates
4.75%, 05/25/08 IOΩ@	1,428,798	887
5.43%, 06/25/08 IOΩ†@	2,219,137	162
3.14%, 12/25/27†	2,733,711	2,421,268
4.68%, 02/25/33†	39,698	38,277
4.24%, 06/25/34†	662,097	642,133
5.92%, 06/25/42†	58,748	53,347
2.89%, 07/25/45†	1,694,215	1,292,850
2.92%, 07/25/45†	1,087,205	1,011,718
2.92%, 08/25/45†	3,574,883	2,773,108

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.89%, 10/25/45†	$3,218,372	$2,565,736
2.86%, 11/25/45†	1,380,546	1,112,147
2.87%, 12/25/45†	893,995	711,307
2.89%, 12/25/45†	1,895,270	1,497,223
9.94%, 01/01/49 IOΩ†@	1,655,967	4,074
Wells Fargo Alternative Loan Trust
6.61%, 11/01/37†	2,706,441	2,188,708
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 09/25/34†	2,440,000	2,423,433
5.04%, 04/25/35†	2,960,532	2,523,388
5.11%, 10/25/35†	1,075,165	1,045,700
5.10%, 03/25/36†	3,129,917	2,998,827
Zuni Mortgage Loan Trust
2.73%, 07/25/36†	1,880,027	1,782,379

Total Mortgage-Backed Securities
(Cost $958,448,285)		945,333,319

MUNICIPAL BONDS — 0.3%
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,751,948
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	997,750

Total Municipal Bonds
(Cost $3,634,007)		3,749,698

	Number of Contracts
PURCHASED OPTIONS — 1.2%
Call Options — 0.1%
15-Year U.S. Treasury Long Bond Futures, Strike Price $140.00, Expires 04/25/08	9,940	15,531
1-Year Eurodollar Mid-CRV Futures, Strike Price $121.00, Expires 05/23/08	1,260	995
1-Year Eurodollar Mid-CRV Futures, Strike Price $127.50, Expires 05/23/08	560	884
2-Year U.S. Treasury Note Futures, Strike Price $110.50, Expires 05/23/08	391	6,109
2-Year U.S. Treasury Note Futures, Strike Price $113.50, Expires 05/23/08	74	1,156
5-Year U.S. Treasury Note Futures, Strike Price $125.00, Expires 05/23/08	15,850	12,383
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	1,000,000	100,414
Euro vs. U.S. Dollar, Strike Price $1.375, Expires 05/21/10	1,700,000	303,679
U.S. Dollar vs. Japanese Yen, Strike Price $118.00, Expires 09/16/08	18,600,000	38,744

		479,895

Call Swaptions — 1.1%
3-Month LIBOR, Strike Price $3.15, Expires 02/02/09	5,100	630,520
3-Month LIBOR, Strike Price $3.15, Expires 12/15/08	12,290	1,586,730
3-Month LIBOR, Strike Price $3.50, Expires 02/02/09	2,380	394,088
3-Month LIBOR, Strike Price $4.18, Expires 04/20/09	39,550	4,475,080
3-Month LIBOR, Strike Price $4.25, Expires 07/06/09	6,640	1,587,552
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	6,600	5,206,541

		13,880,511

Put Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $92.00, Expires 05/23/08	4,080	6,375
10-Year U.S. Treasury Futures, Strike Price $94.00, Expires 05/23/08	53	828
10-Year U.S. Treasury Futures, Strike Price $96.00, Expires 05/23/08	12,400	19,375
10-Year U.S. Treasury Inflation Protected Bond, Strike Price $93.00, Expires 05/28/08	40	—
10-Year U.S. Treasury Inflation Protected Bond, Strike Price $95.00, Expires 04/07/08	200	40
30-Year Federal Home Loan Mortgage Association, Strike Price $86.00, Expires 05/06/08	1,450	145
30-Year Federal National Mortgage Association, Strike Price $78.00, Expires 06/05/08	2,000,000	—
30-Year Federal National Mortgage Association, Strike Price $84.00, Expires 05/06/08	12,000,000	84
30-Year Federal National Mortgage Association, Strike Price $86.00, Expires 05/06/08	24,000,000	24
30-Year Federal National Mortgage Association, Strike Price $86.375, Expires 06/05/08	1,900,000	25
30-Year Federal National Mortgage Association, Strike Price $91.00, Expires 04/07/08	53,000,000	4,518
30-Year Federal National Mortgage Association, Strike Price $92.00, Expires 05/06/08	46,500,000	14,342
30-Year Federal National Mortgage Association, Strike Price $92.1875, Expires 06/05/08	33,000,000	11,880
30-Year Federal National Mortgage Association, Strike Price $93.0625, Expires 04/07/08	79,000,000	4,637

See Notes to Schedules of Investments.

	Number of Contracts	Value
30-Year Federal National Mortgage Association, Strike Price $95.00, Expires 04/07/08	74,000,000	$5,706
30-Year Federal National Mortgage Association, Strike Price $95.00, Expires 05/06/08	200,000	201
30-Year Government National Mortgage Association, Strike Price $84.00, Expires 06/12/08	900,000	1
30-Year Government National Mortgage Association, Strike Price $91.00, Expires 06/12/08	15,000,000	960
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	1,000,000	100,467
Euro vs. U.S. Dollar, Strike Price $1.375, Expires 05/21/10	1,700,000	56,584

		226,192

Put Swaptions — 0.0%
10-Year U.S. Treasury Inflation Protected Bond, Strike Price $72.00, Expires 05/15/08	450	—
30-Year Federal National Mortgage Association, Strike Price $91.00, Expires 06/05/08	3,000,000	390
30-Year Government National Mortgage Association, Strike Price $82.00, Expires 05/13/08	7,000,000	7
30-Year Government National Mortgage Association, Strike Price $93.00, Expires 05/13/08	21,000,000	7,245

		7,642

Total Purchased Options
(Cost $11,177,629)		14,594,240

	Shares
PREFERRED STOCKS — 0.3%
CORTS Trust for Ford Motor Co.Δ	9,100	130,312
Federal National Mortgage AssociationΔ	82,050	2,013,226
Freddie MacΔ	55,675	1,358,470
General Motors Corporation CONV	40,650	659,750

Total Preferred Stocks
(Cost $4,369,713)		4,161,758

MONEY MARKET FUNDS — 25.8%
GuideStone Money Market Fund (GS4 Class)¥	77,802,824	77,802,824
Northern Institutional Liquid Assets Portfolio§	238,698,857	238,698,857

Total Money Market Funds
(Cost $316,501,681)		316,501,681

	Par
U.S. TREASURY OBLIGATIONS — 16.4%
U.S. Treasury Bills
0.52%, 04/17/08Δ	$10,100,000	10,097,666
0.83%, 06/05/08Δ	1,600,000	1,596,346
1.40%, 06/12/08Δ‡‡	500,000	498,805
1.42%, 06/12/08‡‡	50,000	49,880
1.09%, 07/10/08	500,000	498,164
1.25%, 08/07/08Δ	43,200,000	42,993,418
1.25%, 08/14/08Δ	43,200,000	42,978,859
1.25%, 08/21/08Δ	26,300,000	26,154,771

		124,867,909

U.S. Treasury Bonds
8.13%, 08/15/19Δ	5,300,000	7,384,808
4.75%, 02/15/37Δ	2,120,000	2,280,823
5.00%, 05/15/37Δ	2,600,000	2,909,361
4.38%, 02/15/38Δ	4,000,000	4,048,752

		16,623,744

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/12Δ	60,000	80,300
2.00%, 07/15/14Δ	1,000,000	1,216,287
1.88%, 07/15/15Δ	6,400,000	7,498,033
2.50%, 07/15/16Δ	4,980,000	5,864,133
2.38%, 01/15/25Δ	3,240,000	3,948,136
2.00%, 01/15/26Δ	1,660,000	1,820,290
2.38%, 01/15/27Δ	2,060,000	2,353,900
1.75%, 01/15/28Δ	3,300,000	3,296,631
3.88%, 04/15/29Δ	4,468,000	7,755,667

		33,833,377

U.S. Treasury Note
4.75%, 08/15/17Δ	6,140,000	6,795,255

U.S. Treasury STRIPS
4.45%, 11/15/21Ω	13,480,000	7,411,223
4.86%, 08/15/24ΩΔ	19,700,000	9,341,129
4.84%, 05/15/26ΩΔ	1,500,000	654,405
4.85%, 11/15/26ΩΔ	3,600,000	1,535,037

		18,941,794

Total U.S. Treasury Obligations
(Cost $196,347,521)		201,062,079

TOTAL INVESTMENTS — 151.8%
(Cost $1,880,270,165)		1,861,128,202

	Number of Contracts
WRITTEN OPTIONS — (1.1)%
Call Option — 0.0%
10-Year U.S. Treasury Futures, Strike Price $119.00, Expires 05/23/08	(38)	(61,156)

Call Swaptions — (1.1)%
3-Month LIBOR, Strike Price $4.25, Expires 02/02/09	(1,700)	(637,704)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(3,740)	(1,500,648)
3-Month LIBOR, Strike Price $4.30, Expires 12/15/08	(390)	(156,485)
3-Month LIBOR, Strike Price $4.44, Expires 04/20/09	(12,750)	(4,312,180)
3-Month LIBOR, Strike Price $4.60, Expires 02/02/09	(800)	(401,485)

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
3-Month LIBOR, Strike Price $4.90, Expires 07/06/09	(2,210)	$(1,298,177)
3-Month LIBOR, Strike Price $7.00, Expires 03/18/09	(2,030)	(4,751,692)
Euro vs. U.S. Dollar, Strike Price $1.50, Expires 06/20/13	(1,200,000)	(18,420)

		(13,076,791)

Put Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $110.00, Expires 05/23/08	(38)	(1,188)
U.S. Dollar vs. Japanese Yen, Strike Price $100.00, Expires 09/16/08	(9,300,000)	(374,213)

		(375,401)

Put Swaption — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.83, Expires 09/20/08	(1,200,000)	(22,980)

Total Written Options
(Premiums received $(9,553,578))		(13,536,328)

	Par
SECURITIES SOLD SHORT — (1.2)%
Federal National Mortgage Association 5.50%, 04/12/37 TBA	$(3,000,000)	(3,028,125)
Government National Mortgage Association 5.00%, 04/19/37 TBA	(11,600,000)	(11,596,381)

Total Securities Sold Short
(Cost $(14,706,484))		(14,624,506)

Liabilities in Excess of Other Assets — (49.5)%		(607,117,814)

NET ASSETS — 100.0%		$1,225,849,554

Swap agreements outstanding at March 31, 2008:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollars
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(d)	04/15/09	26,700,000	$(141,275)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(n)	09/15/09	50,000,000	(131,155)
Receive fixed rate payments of 7.00% and pay variable rate payments on the three month BBSW floating rate(d)	09/15/09	55,200,000	(144,795)
Receive fixed rate payments of 7.00% and pay variable rate payments on the six month BBSW floating rate(k)	12/15/09	11,000,000	(24,031)
Receive fixed rate payments of 7.50% and pay variable rate payments on the six month BBSW floating rate(o)	03/15/11	29,300,000	174,704
Receive fixed rate payments of 7.00% and pay variable rate payments on the six month AUD BBR BBSW floating rate(n)	03/19/18	4,300,000	(21,558)

			(288,110)

Brazilian Real
Receive fixed rate payments of 12.40% and pay variable rate payments on 3.00%(f)	01/04/10	8,400,000	10,899
Receive fixed rate payments of 12.40% and pay floating par of 3.10%(h)	01/04/10	8,200,000	25,031
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 10.58%(n)	01/02/12	1,000,000	(35,858)
Receive variable rate payments on the three month BRL BRR CDI and pay fixed rate payments of 10.12%(k)	01/02/12	51,100,000	(2,259,080)

			(2,259,008)

See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(f)	09/15/10	4,000,000	$(3,131)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(b)	09/15/10	10,200,000	(7,983)
Receive fixed rate payments of 5.00% and pay variable rate payments on the on the six month GBP LIBOR floating rate(m)	09/17/11	12,000,000	(226,960)
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month LIBOR floating rate(b)	09/17/11	3,600,000	(68,088)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	09/15/15	2,500,000	5,812
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(m)	09/15/15	400,000	930

			(299,420)

Euro
Receive fixed rate payments of 4.50% and pay variable rate payments on the six month Euribor floating rate(f)	06/15/10	16,900,000	163,895
Receive fixed rate payments of 2.15% and pay variable rate payments on the France CPI Ex Tobacco(n)	10/15/10	300,000	2,571
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month Euribor floating rate(f)	06/15/13	6,000,000	(57,047)

			109,419

Japanese Yen
Receive variable rate payments on the six month JPY LIBOR floating rate and pay fixed rate payments of 2.00%(n)	06/20/17	210,000,000	(109,231)
Receive variable rate payments on the six month JPY LIBOR floating rate and pay fixed rate payments of 2.00%(m)	06/20/17	30,000,000	(15,605)
Receive variable rate payments on the six month JPY LIBOR floating rate and pay fixed rate payments of 2.00%(b)	06/20/17	50,000,000	(26,008)

			(150,844)

Mexican Pesos
Receive fixed rate payments of 8.17% and pay variable rate payments on the six month MX BRR TIIE(j)	11/04/16	93,000,000	204,451

U.S. Dollars
Receive floating par in the event of default on Radioshack Corporation, 7.38% due 05/15/11 and pay fixed rate payments of 0.37%(n)	12/20/08	$300,000	1,112
Receive floating par in the event of default on Emerson Electric Co., 4.63% due 10/15/12 and pay fixed rate payments of 0.22%(k)	12/20/08	300,000	(138)
Receive floating par in the event of default on Devon Financing Corporation, 6.88% due 09/30/11 and pay fixed rate payments of 0.35%(j)	12/20/08	500,000	(333)
Receive floating par in the event of default on Anadarko Petroleum Corporation, 5.00% due 10/01/12 and pay fixed rate payments of 0.27%(j)	12/20/08	300,000	129
Receive floating par in the event of default on Carnival Corporation, 6.15% due 04/15/08 and pay fixed rate payments of 0.44%(n)	12/20/08	300,000	(28)

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on Occidental Petroleum, 6.75% due 1/15/12 and pay fixed rate payments of 0.28%(j)	12/20/08	$300,000	$(90)
Receive floating par in the event of default on Kroger Co., 6.75% due 04/15/12 and pay fixed rate payments of 0.53%(k)	12/20/08	300,000	(412)
Receive variable rate payments on CMM FRA Index and pay fixed rate payments of 4.50%(j)	01/23/09	5,800,000	365,262
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.00%(k)	06/18/10	112,500,000	(3,336,922)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.00%(m)	06/18/10	45,100,000	(1,337,735)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(j)	12/17/2010	23,100,000	548,403
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.50%(h)	06/18/11	28,100,000	(1,263,946)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate(d)	06/18/11	28,100,000	1,263,946
Receive floating par in the event of default on DaimlerChrysler NA Holding, 5.75% due 09/08/11 and pay fixed rate payments of 0.58%(b)	09/20/11	900,000	7,339
Receive floating par in the event of default on the Dow Jones CDX X07 Index and pay fixed rate payments of 1.65% (h)	12/20/11	3,885,716	205,386
Receive floating par in the event of default on the Dow Jones CDX HVOL7 Index and pay fixed rate payments of 0.75%(b)	12/20/11	1,700,000	142,352
Receive floating par in the event of default on International Lease Finance Corporation, 5.40% due 02/15/12 and pay fixed rate payments of 0.17%(b)	03/20/12	400,000	23,577
Receive floating par in the event of default on XL Capital (Europe) PLC, 6.50% due 01/15/12 and pay fixed rate payments of 0.21%(b)	03/20/12	500,000	54,927
Receive floating par in the event of default on the Dow Jones CDX HY-8 and pay fixed rate payments of 2.75%(j)	06/20/12	1,188,000	122,700
Receive floating par in the event of default on Target Corporation BP MYC, 5.88% due 03/01/12 and pay fixed rate payments of 0.11%(k)	06/20/12	1,200,000	39,753
Receive floating par in the event of default on Schlumberger Limited BP BRCc, 1.50% due 06/01/23 and pay fixed rate payments of 0.12%(b)	06/20/12	2,000,000	35,684
Receive floating par in the event of default on Progress Energy, Inc. BP BRC, 5.63% due 01/15/16 and pay fixed rate payments of 0.09%(b)	06/20/12	1,000,000	15,151
Receive floating par in the event of default on the Dow Jones CDX HY-8, and pay fixed rate payments of 1.60%(j)	06/20/12	1,200,000	129,869
Receive floating par in the event of default on Morgan Stanley, 6.60% due 04/01/12 and pay fixed rate payments of 0.87%(c)	09/20/12	700,000	(28,284)

See Notes to Schedules of Investments.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on International Paper and pay fixed rate payments of 0.48%(b)	12/20/12	$8,500,000	$753,124
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(j)	06/18/13	28,000,000	792,635
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(b)	06/18/13	18,600,000	526,536
Receive fixed rate payments of 4.50% and pay variable rate payments on the three month LIBOR floating rate(h)	06/18/13	7,800,000	367,679
Receive fixed rate payments of 4.50% and pay variable rate payments on the three month LIBOR floating rate(a)	06/18/13	4,700,000	220,396
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 4.50% (h)	06/18/13	4,700,000	(221,550)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(f)	06/18/13	5,600,000	158,527
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/18/13	15,100,000	427,457
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR floating rate(k)	06/18/13	22,800,000	645,431
Receive floating par in the event of default on Sealed Air Corporation, 5.63% due 07/15/13 and pay fixed rate payments of 0.58%(k)	09/20/13	400,000	18,948
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	06/18/15	1,900,000	134,905
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(a)	06/18/15	5,000,000	354,761
Receive floating par in the event of default on American Electric Power BP CBK and pay fixed rate payments of 6.26%(d)	06/20/15	2,300,000	26,016
Receive floating par in the event of default on CitiFinancial, 6.63% due 06/01/15 and pay fixed rate payments of 0.15%(b)	06/20/15	300,000	28,407
Receive floating par in the event of default on Omnicom Group, Inc., 5.90% due 04/15/16 and pay fixed rate payments of 0.39%(k)	06/20/16	700,000	32,602
Receive floating par in the event of default on Bank of America, 5.62% due 10/14/16 and pay fixed rate payments of 0.17%(d)	12/20/16	1,700,000	87,822
Receive floating par in the event of default on the Dow Jones CDX IG7 Index and pay fixed rate payments of 0.65%(k)	12/20/16	3,900,000	233,816
Receive floating par in the event of default on Federal Republic of Brazil, 12.50% due 03/06/30 and pay fixed rate payments of 1.04%(f)	05/20/17	1,000,000	(80,401)
Receive floating par in the event of default on the Dow Jones CDX IG8 Index and pay fixed rate payments of 0.60%(b)	06/20/17	4,000,000	(247,697)
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.67%(m)	06/20/17	1,700,000	63,203

See Notes to Schedules of Investments.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in the event of default on Newell Rubbermaid BP UAG, 6.75% due 03/15/12 and pay fixed rate payments of 0.48%(n)	06/20/17	$500,000	$17,778
Receive floating par in the event of default on Newell Rubbermaid BP RYL, 6.75% due 03/15/12 and pay fixed rate payments of 0.49%(m)	06/20/17	900,000	31,661
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	900,000	35,460
Receive floating par in the event of default on Autozone BP RYL, 5.88% due 10/15/12 and pay fixed rate payments of 0.64%(m)	06/20/17	600,000	23,418
Receive floating par in the event of default on GMAC LLC, 6.88% due 08/28/12 and pay fixed rate payments of 3.53%(f)	09/20/17	8,400,000	(2,061,766)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(m)	06/18/18	2,800,000	200,455
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(k)	06/18/18	41,300,000	2,956,718
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(h)	06/18/18	2,600,000	171,888
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate(f)	06/18/18	1,100,000	72,129
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(m)	06/18/23	21,700,000	(1,260,894)
Receive fixed rate payments of 5.25% and pay variable rate payments on the three month LIBOR floating rate(h)	06/18/28	2,400,000	185,203
Receive floating par in the event of default on the ABX.HE.AAA.07-01 SP and pay fixed rate payments of 0.09%(p)	08/25/37	1,000,000	(435,500)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00%(b)	06/18/38	3,900,000	(206,178)

			1,040,691

			$(1,642,821)

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	77.1
Money Market Funds	25.8
Corporate Bonds	19.3
U.S. Treasury Obligations	16.4
Foreign Bonds	6.8
Asset-Backed Securities	2.8
Futures Contracts	1.3
Purchased Options	1.2
Loan Agreements	1.1
Agency Obligations	0.7
Municipal Bonds	0.3
Preferred Stocks	0.3
Forward Foreign Currency Contracts	0.1
Swap Agreements	(0.1)
Written Options	(1.1)
Securities Sold Short	(1.2)

150.8

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$331,095,921	$5,621,435
Level 2 — Other Significant Observable Inputs	1,525,209,639	769,293
Level 3 — Significant Unobservable Inputs**	4,822,642	—

Total Assets	$1,861,128,202	$6,390,728

Liabilities:
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	(28,160,834)	(1,642,821)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(28,160,834)	$(1,642,821)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
**	The fair value of Level 3 securities is equal to 0.40% of the Fund’s Net Assets. The fair value of the Level 3 securities does not have a significant impact on the amounts reported.

See Notes to Schedules of Investments.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association
2.29%, 02/19/09(G)
(Cost $1,477,847)	$2,500,000	$1,827,362

ASSET-BACKED SECURITIES — 7.9%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	14,300,000	13,817,375
Chase Issuance Trust
5.23%, 04/15/19	5,025,000	4,971,302
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	12,650,000	12,192,604
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,732,226
Discover Card Master Trust
5.65%, 03/16/20	12,100,000	11,892,037

Total Asset-Backed Securities
(Cost $45,796,396)		44,605,544

CORPORATE BONDS — 59.5%
Abbott Laboratories
6.15%, 11/30/37Δ	9,156,000	9,493,298
Albertson’s, Inc.
7.75%, 06/15/26Δ	800,000	758,410
6.63%, 06/01/28	105,000	89,852
7.45%, 08/01/29Δ	985,000	911,919
8.00%, 05/01/31Δ	110,000	105,409
American Express Co.
6.15%, 08/28/17	4,375,000	4,362,514
8.15%, 03/19/38Δ	6,071,000	6,748,008
American International Group, Inc.
5.85%, 01/16/18	11,200,000	11,011,224
6.25%, 05/01/36Δ	1,540,000	1,461,089
Anadarko Petroleum Corporation
5.95%, 09/15/16	1,080,000	1,118,729
6.45%, 09/15/36Δ	760,000	776,487
Apache Corporation
6.00%, 01/15/37Δ	1,640,000	1,661,268
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	218,579
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,867,828
AT&T Corporation
6.50%, 03/15/29Δ	125,000	121,408
6.50%, 09/01/37Δ	15,945,000	15,823,898
Avnet, Inc.
6.00%, 09/01/15	875,000	878,391
Bank of America Corporation
8.00%, 12/29/49†	11,710,000	11,743,842
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	811,985
4.10%, 03/22/10 144A(T)	7,000,000	226,864
4.06%, 09/16/10 144A(W)	730,000,000	767,630
Baxter International, Inc.
6.25%, 12/01/37	2,332,000	2,394,087
Borden, Inc.
7.88%, 02/15/23Δ	1,200,000	750,000
Bruce Mansfield Unit
6.85%, 06/01/34	1,255,000	1,348,272
Camden Property Trust
5.70%, 05/15/17	25,000	21,684
Chesapeake Energy Corporation
6.88%, 01/15/16	610,000	606,950
6.50%, 08/15/17Δ	45,000	43,650
6.88%, 11/15/20	320,000	312,000
CIT Group Holdings, Inc.
5.40%, 01/30/16Δ	1,203,000	953,385
CIT Group, Inc.
7.63%, 11/30/12Δ	8,440,000	7,021,278
5.00%, 02/13/14	265,000	208,793
5.13%, 09/30/14	590,000	449,634
5.50%, 12/01/14(U)	600,000	749,483
5.00%, 02/01/15	55,000	43,142
5.65%, 02/13/17	215,000	166,992
5.80%, 10/01/36	220,000	171,511
Citigroup, Inc.
6.63%, 06/15/32	3,128,000	2,955,253
5.88%, 05/29/37Δ	4,141,000	3,608,207
6.88%, 03/05/38Δ	4,149,000	4,159,182
Comcast Corporation
5.50%, 03/15/11	500,000	504,133
5.65%, 06/15/35	660,000	562,241
6.50%, 11/15/35	555,000	526,537
6.45%, 03/15/37	2,415,000	2,282,936
6.95%, 08/15/37Δ	625,000	628,211
Commonwealth Edison Co.
4.75%, 12/01/11@	335,000	303,261
Constellation Energy Group, Inc.
4.55%, 06/15/15Δ	750,000	691,030
Continental Airlines, Inc.
6.95%, 02/02/11	192,631	189,260
8.31%, 04/02/18Δ	466,811	437,584
7.57%, 03/15/20Δ	405,072	372,666
Corning, Inc.
6.20%, 03/15/16	230,000	239,093
7.25%, 08/15/36	850,000	919,769
Cox Communications, Inc.
6.75%, 03/15/11	250,000	260,617
Cummins, Inc.
6.75%, 02/15/27	750,000	747,937
5.65%, 03/01/28	1,400,000	1,087,689
7.13%, 03/01/28	425,000	420,510
DCP Midstream LP
6.45%, 11/03/36 144AΔ	490,000	462,139
Devon Energy Corporation
4.95%, 08/15/08 CONV	963,000	1,540,800
Dillard’s, Inc.
7.75%, 07/15/26	890,000	663,050
7.00%, 12/01/28	500,000	341,250
Duke Energy Carolinas LLC
6.10%, 06/01/37Δ	1,483,000	1,481,244
6.00%, 01/15/38	2,000,000	2,000,334
Duke Realty LP
5.95%, 02/15/17	70,000	60,804
El Paso Corporation
7.00%, 05/15/11Δ	400,000	408,443
Emerson Electric Co.
5.25%, 10/15/18	3,000,000	3,059,613
First Industrial LP
7.60%, 07/15/28	1,000,000	814,172
Florida Power & Light Co.
5.95%, 02/01/38	1,529,000	1,539,951

See Notes to Schedules of Investments.

	Par	Value
Foot Locker, Inc.
8.50%, 01/15/22	$1,000,000	$885,000
Ford Motor Co.
6.63%, 10/01/28Δ	680,000	418,200
6.38%, 02/01/29Δ	1,255,000	759,275
Ford Motor Credit Co.
5.70%, 01/15/10Δ	135,000	117,328
7.00%, 10/01/13Δ	315,000	245,967
8.00%, 12/15/16Δ	1,000,000	783,931
General Electric Capital Corporation
6.75%, 03/15/32	4,865,000	5,212,220
6.15%, 08/07/37	6,114,000	6,125,800
General Motors Acceptance Corporation
6.88%, 08/28/12Δ	250,000	190,150
Georgia-Pacific Corporation
8.00%, 01/15/24Δ	30,000	26,550
7.38%, 12/01/25Δ	240,000	200,400
7.25%, 06/01/28	300,000	246,000
7.75%, 11/15/29Δ	3,700,000	3,126,500
8.88%, 05/15/31Δ	60,000	53,700
GTE Corporation
6.94%, 04/15/28Δ	10,000	10,121
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,342,500
7.58%, 09/15/25	1,000,000	787,743
7.05%, 12/01/27	500,000	367,092
HCP, Inc.
6.00%, 03/01/15Δ	1,500,000	1,323,928
Hewlett-Packard Co.
5.50%, 03/01/18Δ	3,739,000	3,837,964
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,398,423
Historic TW, Inc.
6.63%, 05/15/29Δ	60,000	56,414
Home Depot, Inc.
5.88%, 12/16/36	875,000	716,525
HSBC Bank USA NA
3.31%, 08/25/10 144A	700,000	845,040
5.88%, 11/01/34	6,960,000	6,258,467
iStar Financial, Inc.
5.70%, 03/01/14Δ	1,171,000	844,099
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	810,000	690,409
Johnson & Johnson
5.95%, 08/15/37Δ	4,466,000	4,753,392
JPMorgan Chase Capital XXV
6.80%, 10/01/37Δ	11,303,000	10,358,284
Kimberly-Clark Corporation
6.63%, 08/01/37Δ	4,124,000	4,529,002
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	237,571
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,980,000	4,259,308
Lennar Corporation
5.60%, 05/31/15	935,000	696,575
6.50%, 04/15/16 144A	625,000	478,125
Lowe’s Cos., Inc.
6.65%, 09/15/37	3,051,000	3,068,574
M&T Bank Corporation
6.63%, 12/04/17	8,500,000	8,159,558
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	190,584
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	4,750,000	4,659,973
McDonald’s Corporation
6.30%, 10/15/37	6,763,000	6,970,516
MidAmerican Energy Holdings Co.
5.88%, 10/01/12Δ	1,000,000	1,057,761
6.50%, 09/15/37	685,000	688,738
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	512,500
7.30%, 01/15/28	690,000	672,750
Motorola, Inc.
6.50%, 11/15/28	500,000	391,079
Nextel Communications, Inc.
5.95%, 03/15/14	5,000	3,704
7.38%, 08/01/15	35,000	26,968
NGPL PipeCo LLC
7.12%, 12/15/17 144A	640,000	663,199
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,034,712
6.40%, 03/15/18	1,640,000	1,645,361
Northern Telecom Capital
7.88%, 06/15/26	450,000	283,500
Nucor Corporation
6.40%, 12/01/37Δ	9,294,000	9,410,844
Owens Corning, Inc.
6.50%, 12/01/16	240,000	199,272
7.00%, 12/01/36	355,000	257,336
PacifiCorp
6.25%, 10/15/37	8,188,000	8,300,888
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,185,602
Pitney Bowes, Inc.
5.75%, 09/15/17	2,140,000	2,181,315
PPL Electric Utilities Corporation
6.45%, 08/15/37	5,686,000	5,498,220
Preston Corporation
7.00%, 05/01/11 CONV	250,000	236,927
Procter & Gamble Co.
5.55%, 03/05/37Δ	722,000	723,518
Prologis
5.63%, 11/15/15	35,000	31,995
Pulte Homes, Inc.
5.20%, 02/15/15	40,000	34,200
7.88%, 06/15/32	1,500,000	1,327,500
6.38%, 05/15/33Δ	1,000,000	785,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	875,000
6.88%, 09/15/33Δ	2,250,000	1,811,250
Raytheon Co.
6.40%, 12/15/18	2,600,000	2,868,315
7.20%, 08/15/27Δ	250,000	284,608
7.00%, 11/01/28	750,000	844,364
Regions Financial Corporation
7.38%, 12/10/37	11,088,000	10,154,335
San Diego Gas & Electric Co.
6.13%, 09/15/37	3,197,000	3,275,077
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,801,049
Sprint Capital Corporation
6.90%, 05/01/19	75,000	59,168

See Notes to Schedules of Investments.

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.88%, 11/15/28	$3,400,000	$2,538,970
Swift Energy Co.
7.63%, 07/15/11Δ	150,000	149,250
Target Corporation
6.50%, 10/15/37	5,400,000	5,238,016
7.00%, 01/15/38	5,150,000	5,310,268
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	750,000	751,054
Time Warner, Inc.
7.63%, 04/15/31	35,000	36,708
6.50%, 11/15/36	120,000	110,431
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,163,963
Toro Co.
6.63%, 05/01/37	300,000	318,112
Union Pacific Resources Group
7.15%, 05/15/28	250,000	269,983
United Parcel Service, Inc.
6.20%, 01/15/38	3,000,000	3,220,266
United Technologies Corporation
5.38%, 12/15/17Δ	6,030,000	6,197,887
Verizon Communications, Inc.
6.40%, 02/15/38	2,068,000	2,019,929
Verizon Global Funding Corporation
5.85%, 09/15/35	2,420,000	2,211,655
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	50,000	40,176
Verizon New York, Inc.
7.38%, 04/01/32	385,000	403,600
Wachovia Bank NA
5.85%, 02/01/37	6,077,000	5,146,326
6.60%, 01/15/38	7,257,000	6,744,649
Wal-Mart Stores, Inc.
5.25%, 09/01/35	1,822,000	1,618,014
6.50%, 08/15/37Δ	9,700,000	10,219,348
WellPoint, Inc.
6.38%, 06/15/37	2,080,000	1,870,438
Wells Fargo & Co.
5.63%, 12/11/17Δ	4,705,000	4,821,510
Wells Fargo Bank NA
5.95%, 08/26/36Δ	2,500,000	2,465,067
Western Union Co.
6.20%, 11/17/36	2,155,000	1,978,792
Williams Cos., Inc.
7.50%, 01/15/31Δ	1,250,000	1,309,375
Xerox Capital Trust I
8.00%, 02/01/27Δ	1,500,000	1,484,224
XTO Energy, Inc.
6.10%, 04/01/36Δ	50,000	49,635

Total Corporate Bonds
(Cost $338,816,146)		335,512,318

FOREIGN BONDS — 27.0%
Australia — 0.5%
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	1,032,280
6.00%, 05/01/12(A)Δ	120,000	106,337
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	369,071
Queensland Treasury Corporation
6.00%, 06/14/11(A)Δ	1,385,000	1,238,565

		2,746,253

Brazil — 1.2%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,359,848
8.25%, 01/20/34Δ	4,750,000	5,688,125

		7,047,973

Canada — 7.6%
British Columbia Generic Residual
3.72%, 06/09/14 STRIP(C)Ω	10,230,000	7,903,347
Canada Generic Residual
4.09%, 06/01/25 STRIP(C)Ω	4,110,000	1,978,021
Canadian Government
4.25%, 09/01/08(C)	910,000	892,978
4.00%, 06/01/16(C)Δ	575,000	587,991
Canadian National Railway Co.
6.38%, 11/15/37	7,938,000	7,789,178
CIT Group Funding Co.
5.20%, 06/01/15Δ	240,000	179,767
Kinder Morgan Finance Co.
5.70%, 01/05/16Δ	125,000	119,063
Methanex Corporation
6.00%, 08/15/15	25,000	25,123
Ontario Generic Residual
4.06%, 07/13/22 STRIP(C)Ω	3,900,000	1,970,042
4.74%, 03/08/29 STRIP(C)Ω	7,000,000	2,523,260
Saskatchewan Residual
3.07%, 04/10/14 STRIP(C)Ω	7,500,000	5,859,689
4.22%, 02/04/22 STRIP(C)Ω	3,000,000	1,554,289
Talisman Energy, Inc.
5.85%, 02/01/37	670,000	589,331
6.25%, 02/01/38Δ	450,000	415,924
TransCanada Pipelines, Ltd.
6.20%, 10/15/37(C)	10,912,000	10,556,378

		42,944,381

Cayman Islands — 0.1%
Enersis SA
7.40%, 12/01/16Δ	625,000	676,564

Iceland — 1.0%
Glitnir Banki HF
6.38%, 09/25/12 144A	6,275,000	5,359,076

Luxembourg — 1.1%
Covidien International Finance SA
6.55%, 10/15/37 144A	5,257,000	5,390,586

Telecom Italia Capital SA
6.38%, 11/15/33	410,000	359,543
6.00%, 09/30/34Δ	415,000	351,812

		6,101,941

Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	260,505

Mexico — 1.0%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,302,647
8.00%, 12/07/23(M)	34,000,000	3,332,353

		5,635,000

See Notes to Schedules of Investments.

	Par	Value
Netherlands — 0.3%
Rabobank Nederland
14.00%, 01/28/09 144A(I)	$110,000,000	$1,485,352

Philippines — 0.2%
Philippine Long Distance Telephone Co.
8.35%, 03/06/17Δ	500,000	558,750
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	392,200	398,083

		956,833

Spain — 2.4%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†Δ	11,600,000	10,471,250
Telefonica Emisones SAU
7.05%, 06/20/36	3,105,000	3,256,602

		13,727,852

Supranational — 2.2%
Inter-American Development Bank
15.82%, 05/11/09(B)Ω	7,500,000	3,607,454
6.00%, 12/15/17(Z)	12,250,000	8,678,046

		12,285,500

United Kingdom — 9.4%
AstraZeneca PLC
6.45%, 09/15/37	9,150,000	9,851,375
Barclays Bank PLC
6.05%, 12/04/17 144A	10,165,000	9,932,526
HSBC Holdings PLC
6.50%, 09/15/37Δ	10,000,000	9,516,490
Standard Chartered Bank
6.40%, 09/26/17 144A	12,527,000	12,789,817
Tesco PLC
6.15%, 11/15/37 144A	10,050,000	9,771,856
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	935,115

		52,797,179

Total Foreign Bonds
(Cost $142,347,499)		152,024,409

MORTGAGE-BACKED SECURITIES — 0.1%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	187,316	187,373
Federal National Mortgage Association
5.00%, 07/25/23	123,360	123,331

Total Mortgage-Backed Securities
(Cost $287,307)		310,704

	Shares
PREFERRED STOCK — 0.0%
Chesapeake Energy Corporation CONVΔ
(Cost $33,898)	330	43,152

MONEY MARKET FUNDS — 10.8%
GuideStone Money Market Fund (GS4 Class)¥	9,899,046	9,899,046
Northern Institutional Liquid Assets Portfolio§	50,943,593	50,943,593

Total Money Market Funds
(Cost $60,842,639)		60,842,639

	Par
U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bond
4.75%, 02/15/37Δ	$1,000,000	1,075,860

U.S. Treasury Note
4.63%, 10/31/11Δ	7,055,000	7,687,198

U.S. Treasury STRIPS
4.41%, 02/15/36Δ	1,500,000	444,705
4.42%, 05/15/37Δ	8,560,000	2,403,109

		2,847,814

Total U.S. Treasury Obligations
(Cost $10,717,066)		11,610,872

TOTAL INVESTMENTS — 107.7%
(Cost $600,318,798)		606,777,000

Liabilities in Excess of Other Assets — (7.7)%		(43,246,639)

NET ASSETS — 100.0%		$563,530,361

PORTFOLIO SUMMARY (based on net assets)
	%
Corporate Bonds	59.5
Foreign Bonds	27.0
Money Market Funds	10.8
Asset-Backed Securities	7.9
U.S. Treasury Obligations	2.1
Agency Obligation	0.3
Mortgage-Backed Securities	0.1
Preferred Stock	0.0	**

	107.7

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$60,885,790	$—
Level 2 — Other Significant Observable Inputs	545,991,210	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$606,877,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Global Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2008	(Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.5%
Federal National Mortgage Association
2.48%, 04/01/08	$30,000	$30,000
1.25%, 12/15/08‡‡	153,000	150,856
2.50%, 12/15/08‡‡	445,000	438,765

Total Agency Obligations
(Cost $622,260)		619,621

ASSET-BACKED SECURITIES — 3.5%
Bear Stearns Asset-Backed Securities Trust
3.08%, 10/25/33 STEP	158,380	139,906
Carrington Mortgage Loan Trust
2.92%, 10/25/35†	144,313	138,888
GMAC Mortgage Corporation Loan Trust
2.67%, 12/25/36†	1,900,000	1,894,891
Lehman XS Trust
2.69%, 02/25/37†	704,084	639,319
Morgan Stanley Mortgage Loan Trust
2.72%, 10/25/36†	430,104	425,454
Origen Manufactured Housing
2.97%, 11/15/18†	132,409	122,129
RAAC Series
3.72%, 07/25/37 144A†	357,397	350,685
Residential Asset Securities Corporation
6.35%, 03/25/32	86,056	71,744
SACO I, Inc.
2.77%, 09/25/35†	145,509	91,366
Security National Mortgage Loan Trust
2.88%, 01/25/37 144A†	286,892	277,703

Total Asset-Backed Securities
(Cost $4,344,891)		4,152,085

CORPORATE BONDS — 27.9%
Activant Solutions, Inc.
9.50%, 05/01/16	65,000	54,925
Advanced Medical Optics, Inc.
7.50%, 05/01/17	45,000	38,925
AES Corporation
8.38%, 03/01/11(U)	50,000	97,743
8.75%, 05/15/13 144A	312,000	326,040
8.00%, 10/15/17	315,000	320,513
Affinion Group, Inc.
10.13%, 10/15/13Δ	100,000	99,875
11.50%, 10/15/15Δ	105,000	101,850
Allegheny Energy Supply
7.80%, 03/15/11	90,000	95,850
Alliant Techsystems, Inc.
6.75%, 04/01/16Δ	100,000	97,750
Allied Security Escrow Corporation
11.38%, 07/15/11	160,000	138,400
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	225,000	225,562
American International Group, Inc.
5.05%, 10/01/15	100,000	97,678
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	20,717
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	38,700
9.75%, 06/15/14	100,000	95,250
Ashtead Capital, Inc.
9.00%, 08/15/16 144AΔ	140,000	114,100
Ashton Woods USA LLC
9.50%, 10/01/15	40,000	21,600
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	117,000
17.39%, 03/01/14 STEPΩΔ	190,000	130,625
Autonation, Inc.
6.26%, 04/15/13†	425,000	350,625
Avis Budget Car Rental LLC
5.57%, 05/15/14†Δ	225,000	177,750
Ball Corporation
6.88%, 12/15/12	300,000	306,750
Banca Popolare di Lodi Investors Trust III
6.74%, 06/30/36(E)†	260,000	362,184
Belden & Blake Corporation
8.75%, 07/15/12	120,000	120,900
Blockbuster, Inc.
9.00%, 09/01/12Δ	100,000	82,000
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13	60,000	64,817
Buffets, Inc.
12.50%, 11/01/14	105,000	3,675
CCH I Holdings LLC
12.13%, 01/15/15 STEPΔ	55,000	28,325
11.00%, 10/01/15Δ	520,000	364,000
CDX North America High Yield
7.63%, 06/29/12 144A	1,950,000	1,852,500
Ceridian Corporation
12.25%, 11/15/15 PIK 144A	60,000	50,250
Charter Communications Holdings LLC
12.13%, 01/15/12 STEP	70,000	41,825
Charter Communications, Inc.
10.88%, 09/15/14 144AΔ	140,000	138,600
Chesapeake Energy Corporation
7.50%, 09/15/13	265,000	274,275
6.25%, 01/15/18Δ	30,000	28,800
CII Carbon LLC
11.13%, 11/15/15 144A	190,000	170,050
Cincinnati Bell Telephone Co.
6.30%, 12/01/28Δ	155,000	124,775
Citizens Communications Co.
9.25%, 05/15/11	200,000	208,000
CMP Susquehanna Corporation
9.88%, 05/15/14	80,000	55,600
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	19,898
6.80%, 11/15/15	125,000	129,501
Comcast Corporation
6.50%, 01/15/15	60,000	61,527
6.50%, 01/15/17	60,000	61,381
Commerzbank Capital Funding Trust I
5.01%, 04/12/37(E)†	900,000	1,084,203

See Notes to Schedules of Investments.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Community Health Systems, Inc.
8.88%, 07/15/15Δ	$190,000	$191,662
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	77,200
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	81,612
6.25%, 05/15/16Δ	280,000	227,526
CSC Holdings, Inc.
8.13%, 08/15/09	270,000	273,375
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144AΔ	210,000	207,900
DaVita, Inc.
6.63%, 03/15/13	140,000	136,500
Delhaize America, Inc.
9.00%, 04/15/31	301,000	363,230
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	395,857
Dex Media West LLC
9.88%, 08/15/13	275,000	239,938
Dex Media, Inc.
15.04%, 11/15/13 STEPΩ	10,000	7,250
DI Finance
9.50%, 02/15/13	180,000	184,050
Dollar General Corporation
11.88%, 07/15/17 PIKΔ	195,000	171,600
Dynegy Holdings, Inc.
7.75%, 06/01/19	160,000	150,400
EchoStar DBS Corporation
7.00%, 10/01/13	600,000	568,500
Education Management LLC
8.75%, 06/01/14	60,000	51,000
10.25%, 06/01/16	95,000	76,000
El Paso Corporation
7.75%, 01/15/32	150,000	154,805
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	101,670
8.38%, 06/15/32	75,000	85,552
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK 144A	850,000	845,750
6.50%, 11/15/24	20,000	14,302
6.55%, 11/15/34	360,000	255,952
Enterprise Products Operating LP
8.38%, 08/01/45†	60,000	58,487
EPL Finance Corporation
11.75%, 11/15/13	45,000	43,650
EXCO Resources, Inc.
7.25%, 01/15/11	125,000	122,188
FirstEnergy Corporation
7.38%, 11/15/31	45,000	49,093
Ford Motor Credit Co.
6.63%, 06/16/08	90,000	88,987
5.63%, 10/01/08Δ	240,000	235,978
5.80%, 01/12/09Δ	500,000	476,430
8.11%, 01/13/12†	37,500	27,763
8.71%, 04/15/12†	100,000	93,988
Forest Oil Corporation
8.00%, 06/15/08	100,000	100,875
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	499,963
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	25,000	19,688
General Electric Capital Corporation
6.75%, 03/15/32	30,000	32,141
General Motors Acceptance Corporation
6.75%, 12/01/14	650,000	460,567
8.00%, 11/01/31	600,000	430,931
General Motors Corporation
8.38%, 07/05/33(E)	250,000	265,481
Georgia Gulf Corporation
9.50%, 10/15/14Δ	125,000	97,188
Goldman Sachs Group, Inc.
6.65%, 05/15/09	20,000	20,532
Graham Packaging Co., Inc.
8.50%, 10/15/12Δ	25,000	22,625
9.88%, 10/15/14Δ	105,000	88,725
Graphic Packaging International Corporation
9.50%, 08/15/13	145,000	139,925
H&E Equipment Services, Inc.
8.38%, 07/15/16	205,000	170,150
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15Δ	65,000	23,725
Hawker Beechcraft Acquisition Co., LLC
8.88%, 04/01/15 PIK	20,000	20,550
9.75%, 04/01/17Δ	260,000	260,000
HCA, Inc.
8.75%, 11/01/10(U)	140,000	265,874
7.88%, 02/01/11	240,000	237,000
6.50%, 02/15/16	100,000	84,750
9.25%, 11/15/16	60,000	62,400
9.63%, 11/15/16 PIK	85,000	88,400
Hertz Corporation
8.88%, 01/01/14Δ	500,000	476,250
Hess Corporation
6.65%, 08/15/11	60,000	64,647
Idearc, Inc.
8.00%, 11/15/16	215,000	140,288
Intelsat Corporation
9.00%, 06/15/11	160,000	162,000
9.00%, 08/15/14Δ	240,000	243,000
Jarden Corporation
7.50%, 05/01/17Δ	100,000	88,000
JPMorgan Chase & Co.
3.63%, 05/01/08	100,000	99,986
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	31,882
Keystone Automotive Operations, Inc.
9.75%, 11/01/13Δ	85,000	48,025
Koppers, Inc.
9.88%, 10/15/13	75,000	79,125
Kraft Foods, Inc.
4.13%, 11/12/09Δ	40,000	40,090
L-3 Communications Corporation
7.63%, 06/15/12Δ	600,000	617,250
6.13%, 01/15/14	45,000	44,100

See Notes to Schedules of Investments.

	Par	Value
6.38%, 10/15/15	$450,000	$442,125
Lamar Media Corporation
6.63%, 08/15/15	100,000	88,500
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12	130,000	125,549
Leiner Health Products, Inc.
11.00%, 06/01/12Δ	285,000	1,069
Level 3 Financing, Inc.
9.25%, 11/01/14Δ	260,000	213,850
6.70%, 02/15/15†	10,000	7,050
Mariner Energy, Inc.
8.00%, 05/15/17	70,000	67,200
Metals USA, Inc.
11.13%, 12/01/15	140,000	137,900
MetroPCS Wireless, Inc.
9.25%, 11/01/14Δ	40,000	37,000
Michaels Stores, Inc.
11.38%, 11/01/16Δ	60,000	47,400
Midwest Generation LLC
8.30%, 07/02/09	52,609	53,661
8.56%, 01/02/16Δ	450,792	489,109
Mirant Mid-Atlantic LLC
9.13%, 06/30/17	152,070	168,227
Morgan Stanley
3.63%, 04/01/08	60,000	60,000
4.75%, 04/01/14	50,000	46,473
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	85,000	85,425
10.38%, 10/15/15Δ	170,000	170,850
Nevada Power Co.
8.25%, 06/01/11	290,000	314,547
5.88%, 01/15/15	100,000	98,549
NewPage Corporation
9.49%, 05/01/12†	185,000	184,075
Noranda Aluminium Holding Corporation
11.14%, 11/15/14 PIK 144A	90,000	66,600
Norcraft Holdings LP
12.21%, 09/01/12 STEPΩ	195,000	171,600
Nortek, Inc.
8.50%, 09/01/14	15,000	11,175
NRG Energy, Inc.
7.38%, 02/01/16	300,000	294,750
NTK Holdings, Inc.
23.04%, 03/01/14ΩΔ	160,000	78,400
Oncor Electric Delivery Co.
6.38%, 01/15/15Δ	100,000	100,097
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	60,362
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,810,000	1,875,390
Penhall International Corporation
12.00%, 08/01/14 144A	205,000	174,250
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	72,275
Qwest Communications International, Inc.
6.57%, 02/15/09†Δ	33,000	32,835
7.25%, 02/15/11Δ	35,000	33,775
7.50%, 02/15/14Δ	20,000	18,900
Qwest Corporation
7.88%, 09/01/11	100,000	100,250
8.24%, 06/15/13†	100,000	90,500
7.63%, 06/15/15	300,000	294,000
Realogy Corporation
12.38%, 04/15/15Δ	235,000	105,750
Rental Service Corporation
9.50%, 12/01/14Δ	130,000	109,200
Residential Capital LLC
6.63%, 05/17/12(E)	540,000	412,624
Rural Cellular Corporation
8.62%, 06/01/13†	60,000	60,300
Ryerson, Inc.
12.00%, 11/01/15 144A	160,000	152,000
Saint Acquisition Corporation
10.82%, 05/15/15 144A†	70,000	28,175
12.50%, 05/15/17 144AΔ	185,000	76,313
Sbarro, Inc.
10.38%, 02/01/15Δ	70,000	58,450
SemGroup LP
8.75%, 11/15/15 144A	105,000	96,600
Service Corporation International
7.50%, 04/01/27	75,000	64,125
SLM Corporation
5.00%, 10/01/13	380,000	286,349
4.75%, 03/17/14(E)	170,000	176,688
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17Δ	135,000	114,075
Sprint Capital Corporation
8.38%, 03/15/12	60,000	55,545
Steel Dynamics, Inc.
7.38%, 11/01/12 144A	45,000	45,675
Stone Energy Corporation
8.25%, 12/15/11Δ	115,000	114,425
Suburban Propane Partners LP
6.88%, 12/15/13	145,000	142,100
Sungard Data Systems, Inc.
10.25%, 08/15/15Δ	190,000	191,900
Tenet Healthcare Corporation
6.38%, 12/01/11	110,000	99,275
9.88%, 07/01/14Δ	375,000	364,688
Terex Corporation
7.38%, 01/15/14	20,000	19,900
Time Warner, Inc.
6.88%, 05/01/12	90,000	92,992
TL Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	87,250
TRW Automotive, Inc.
6.38%, 03/15/14 144A(E)	147,000	196,105
Tube City IMS Corporation
9.75%, 02/01/15	90,000	79,650
TXU Corporation
5.55%, 11/15/14	10,000	7,858
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	309,429
Universal Hospital Services, Inc.
8.50%, 06/01/15 PIK	20,000	20,100
8.76%, 06/01/15†	20,000	17,900
US Investigations Services, Inc.
10.50%, 11/01/15 144AΔ	150,000	123,000

See Notes to Schedules of Investments.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
US Oncology Holdings, Inc.
10.76%, 03/15/12 PIK†	$100,000	$77,500
Valor Telecommunications Enterprises LLC
7.75%, 02/15/15Δ	125,000	127,800
Verizon Global Funding Corporation
6.88%, 06/15/12	30,000	32,372
Verso Paper Holdings LLC
6.99%, 08/01/14†	160,000	136,000
Visteon Corporation
8.25%, 08/01/10Δ	300,000	246,750
W&T Offshore, Inc.
8.25%, 06/15/14 144A	50,000	46,625
Wachovia Corporation
5.25%, 08/01/14	120,000	118,686
Waste Management, Inc.
7.38%, 08/01/10	50,000	52,703
7.38%, 05/15/29	50,000	53,573
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	126,280
Whiting Petroleum Corporation
7.00%, 02/01/14Δ	130,000	129,350
Williams Cos., Inc.
7.13%, 09/01/11Δ	525,000	560,438
7.50%, 01/15/31	130,000	136,175
Windstream Corporation
8.63%, 08/01/16	650,000	641,875
Xerox Corporation
9.75%, 01/15/09	500,000	519,598
XTO Energy, Inc.
7.50%, 04/15/12	30,000	33,256

Total Corporate Bonds
(Cost $35,774,849)		33,040,782

FOREIGN BONDS — 44.6%
Argentina — 0.6%
Republic of Argentina
2.00%, 01/03/10(P)†	1,140,000	359,815
7.00%, 09/12/13	488,000	402,315

		762,130

Australia — 0.9%
Queensland Treasury Corporation
6.00%, 06/14/11(A)Δ	1,220,000	1,090,491

Bermuda — 0.3%
AES China Generating Co., Ltd.
8.25%, 06/26/10	110,000	103,892
Intelsat Subsidiary Holding Co., Ltd.
8.25%, 01/15/13	300,000	303,750

		407,642

Brazil — 4.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 07/01/10(B)	2,000,000	1,070,638
Brazilian Notes
12.24%, 01/02/09(B)Ω	4,239,000	2,206,831
Federative Republic of Brazil
11.00%, 08/17/40	1,210,000	1,621,702

		4,899,171

Canada — 1.4%
Abitibi-Consolidated Co. of Canada
7.75%, 06/15/11Δ	30,000	16,350
8.38%, 04/01/15	55,000	28,600
Abitibi-Consolidated, Inc.
7.40%, 04/01/18	110,000	48,950
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	245,016
Conoco Funding Co.
6.35%, 10/15/11	70,000	76,328
Methanex Corporation
8.75%, 08/15/12	70,000	74,200
Novelis, Inc.
7.25%, 02/15/15	115,000	102,350
OPTI Canada, Inc.
7.88%, 12/15/14	100,000	98,250
8.25%, 12/15/14	70,000	69,650
Rogers Cable, Inc.
7.88%, 05/01/12Δ	240,000	262,447
8.75%, 05/01/32	60,000	66,650
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	498,874
Sun Media Corporation
7.63%, 02/15/13	100,000	95,000

		1,682,665

Cayman Islands — 1.9%
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	577,627
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	120,000	79,648
SMFG Preferred Capital, Ltd.
6.16%, 12/31/49†	350,000	538,354
Vale Overseas, Ltd.
6.88%, 11/21/36	1,027,000	1,007,194

		2,202,823

Colombia — 0.4%
Republic of Colombia
7.38%, 09/18/37	400,000	430,000

Denmark — 0.6%
ISS Holdings A/S
8.88%, 05/15/16 144A(E)	190,000	265,468
Nordic Telephone Co. Holdings ApS
8.88%, 05/01/16 144A	265,000	258,375
9.88%, 05/01/16†	111,000	166,918

		690,761

Ecuador — 0.1%
Republic of Ecuador
10.00%, 08/15/30 STEPΔ	150,000	145,875

Egypt — 1.0%
Egypt Treasury Bill
8.03%, 03/03/09Ω(Y)	6,975,000	1,202,287

France — 2.6%
Akerys Holdings SA
7.63%, 08/01/14 144A(E)†	260,000	401,277
AXA SA
6.21%, 10/05/49(E)†	360,000	494,807
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	290,000	377,603

See Notes to Schedules of Investments.

	Par	Value
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15(E)	$90,000	$91,800
Credit Agricole SA
4.13%, 11/09/49(E)†	500,000	622,583
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	604,822
Europcar Groupe SA
7.84%, 05/15/13†	155,000	177,951
8.13%, 05/15/14(E)	74,000	72,433
Zlomrex International Finance SA
8.50%, 02/01/14(E)	200,000	202,475

		3,045,751

Germany — 1.3%
Bayerische Landesbank
5.75%, 10/23/17(E)	550,000	827,462
HSH Nordbank AG
4.38%, 02/14/17(E)†	50,000	67,563
HT1 Funding GmbH
6.35%, 07/29/49(E)†	450,000	515,602
Kabel Deutschland GmbH
10.75%, 07/01/14	106,000	167,348

		1,577,975

Hungary — 1.8%
Hungary Government Bond
6.00%, 10/24/12	206,970,000	1,099,963
5.50%, 02/12/14(H)	210,000,000	1,065,917

		2,165,880

Iceland — 0.1%
Kaupthing Bank HF
7.13%, 05/19/16 144A	150,000	101,353

Ireland — 0.5%
Ardagh Glass Finance PLC
7.13%, 06/15/17	112,000	143,225
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	170,000	212,027
Smurfit Kappa Funding PLC
7.75%, 04/01/15(E)Δ	200,000	289,654

		644,906

Italy — 0.2%
Banco Popolare SC
6.16%, 06/29/49(E)†	200,000	258,881

Japan — 2.5%
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	133,000,000	1,346,183
Japanese 30-Year Government Bond
2.30%, 12/20/36(J)	123,000,000	1,213,448
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	250,000	457,559

		3,017,190

Jersey — 0.3%
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	300,516

Luxembourg — 3.6%
Basell AF SCA
8.38%, 08/15/15 144AΔ	200,000	147,000
Fortis Hybrid Financing
5.13%, 06/29/49(E)†Δ	250,000	315,291
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	185,500
6.51%, 03/07/22 144A	140,000	125,125
Hayes Lemmerz Finance Luxembourg SA
8.25%, 06/15/15 144A@	82,000	91,915
HSH Nordbank Luxembourg
7.41%, 06/30/49(E)†	450,000	594,177
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17†	271,000	250,263
Lecta SA
6.97%, 02/15/14 144A(E)†	102,000	121,580
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13 144A	150,000	153,188
6.97%, 09/21/16†	100,000	97,175
6.30%, 05/15/17 144A	386,000	358,498
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	232,812
7.88%, 03/13/18	870,000	828,022
Tyco International Group SA
6.38%, 10/15/11	90,000	89,754
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	253,368
Wind Acquisition Finance SA
9.75%, 12/01/15	53,000	83,151
Wind Acquisition Finance SA
9.75%, 12/01/15 144A(E)	200,000	313,778

		4,240,597

Mexico — 0.9%
Axtel SAB de CV
7.63%, 02/01/17	20,000	20,200
Axtel SAB de CV
7.63%, 02/01/17 144A	490,000	494,900
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	132,300
United Mexican States
6.05%, 01/11/40	360,000	360,900

		1,008,300

Netherlands — 5.8%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	595,000	724,434
Arpeni Pratama Ocean Line Investment BV
8.75%, 05/03/13	160,000	129,680
Carlson Wagonlit BV
10.13%, 05/01/15 144A(E)†	200,000	227,341
Clondalkin Acquisition BV
6.73%, 12/15/13 144A(E)†	66,000	87,917
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	188,267
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	80,000	79,219

See Notes to Schedules of Investments.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	$300,000	$390,103
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	519,093
GMAC International Finance BV
5.75%, 05/21/10(E)	1,052,000	1,315,561
Impress Holdings BV
7.70%, 09/15/13 144A(E)†	200,000	291,281
9.25%, 09/15/14 144A(E)	150,000	214,316
Lukoil International Finance BV
6.36%, 06/07/17Δ	650,000	603,817
NXP BV
9.50%, 10/15/15Δ	75,000	61,875
OI European Group BV
6.88%, 03/31/17 144A(E)	120,000	179,031
SNS Reaal
6.26%, 03/17/38(E)†	260,000	333,282
TuranAlem Finance BV
7.13%, 12/21/09(U)	650,000	1,156,189
UPC Holding BV
8.00%, 11/01/16	304,000	413,950

		6,915,356

Panama — 0.4%
Republic of Panama
9.38%, 04/01/29Δ	80,000	105,600
6.70%, 01/26/36	355,000	362,988

		468,588

Peru — 0.1%
Republic of Peru
7.35%, 07/21/25	40,000	45,200
6.55%, 03/14/37Δ	19,000	19,694

		64,894

Russia — 1.8%
OAO Gazprom
6.79%, 10/29/09(R)	10,040,000	425,762
7.00%, 10/27/11(R)	3,350,000	140,907
Russian Agricultural Bank
9.50%, 02/11/11 144A(R)	16,277,500	673,716
Russian Federation
7.50%, 03/31/30 STEP	774,180	892,772

		2,133,157

South Africa — 0.4%
Edcon Holdings Proprietary, Ltd.
7.86%, 06/15/14 144A(E)†	67,000	71,103
10.11%, 06/15/15(E)†	320,000	229,867
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	153,040	199,330

		500,300

Sweden — 0.1%
Corral Finans AB
6.08%, 04/15/10 PIK 144A(E)†	142,000	177,385

Thailand — 0.4%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	435,645

Turkey — 4.1%
Republic of Turkey
14.00%, 01/19/11(L)	3,440,000	2,330,888
10.00%, 02/15/12(L)Ω	1,190,000	964,012
6.88%, 03/17/36	1,695,000	1,511,940

		4,806,840

United Kingdom — 4.5%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	128,800
FCE Bank PLC
5.73%, 09/30/09(E)†	470,000	665,959
7.13%, 01/16/12(E)	200,000	256,280
First Hydro Finance PLC
9.00%, 07/31/21(U)	100,000	203,803
Lloyds TSB Bank PLC
4.39%, 05/12/17†	470,000	594,020
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)†	500,000	709,098
United Kingdom Gilt
4.25%, 03/07/11(U)	1,000,000	2,004,386
Virgin Media Finance PLC
9.75%, 04/15/14(U)	100,000	169,597
9.13%, 08/15/16Δ	625,000	562,500

		5,294,443

Venezuela — 1.3%
Petrozuata Finance, Inc.
8.22%, 04/01/17	100,000	101,125
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	376,000	380,230
Republic of Venezuela
8.50%, 10/08/14Δ	26,000	24,180
5.75%, 02/26/16Δ	835,000	651,884
9.38%, 01/13/34	207,000	190,958
Venezuela Government Bond
7.00%, 03/31/38	246,000	170,970

		1,519,347

Virgin Islands (British) — 0.6%
GTL Trade Finance, Inc.
7.25%, 10/20/17Δ	320,000	330,928
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	309,000	326,291

		657,219

Total Foreign Bonds
(Cost $54,066,833)		52,848,368

MORTGAGE-BACKED SECURITIES — 22.5%
Bayview Commercial Asset Trust
2.83%, 07/25/36 144A†	312,481	271,346
Countrywide Alternative Loan Trust
3.34%, 07/20/35†	612,050	474,041
Countrywide Home Loan Mortgage Pass-Through Trust
3.00%, 09/25/35 144A†	745,516	636,029
Federal Home Loan Bank
5.50%, 12/17/37	3,293,554	3,329,266

See Notes to Schedules of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation
6.00%, 12/15/37	$47,217	$48,463
5.00%, 03/01/38	3,496,128	3,464,874
Federal National Mortgage Association
5.50%, 04/01/23 TBA	1,300,000	1,326,812
6.50%, 10/01/36	697,041	722,562
6.00%, 11/01/37	19,118	19,602
5.00%, 04/01/38 TBA	4,000,000	3,958,752
5.50%, 04/01/38 TBA	4,400,000	4,441,250
5.00%, 04/17/38 TBA	1,300,000	1,312,187
5.00%, 05/01/38 TBA	3,700,000	3,653,750
Government National Mortgage Association
6.00%, 04/01/38 TBA	1,000,000	1,031,875
MASTR Adjustable Rate Mortgages Trust
5.59%, 12/25/46†	819,466	549,675
MASTR Reperforming Loan Trust
2.95%, 05/25/35 144A†	780,364	677,107
Thornburg Mortgage Securities Trust
2.77%, 01/25/36†	738,093	724,625

Total Mortgage-Backed Securities
(Cost $27,049,791)		26,642,216

	Number of Contracts
PURCHASED OPTIONS — 0.8%
Call Options — 0.4%
1-Year Eurodollar Mid-CRV Futures, Strike Price $112.50, Expires 05/23/08	134	40,195
3-Month Euro EURIBOR Interest Rate Future, Strike Price $96.13, Expires 06/16/08	258	15,275
90-Day Sterling Futures, Strike Price $94.50, Expires 03/19/09	134	329,103
90-Day Sterling Futures. Strike Price $94.75, Expires 06/18/08	55	13,644
90-Day Sterling Futures. Strike Price $94.75, Expires 09/17/08	6	4,912

		403,129

Put Option — 0.4%
U.S. Dollar vs. Japanese Yen, Strike Price $107.00, Expires 04/07/08	6,280,000	466,999

Total Purchased Options
(Cost $745,430)		870,128

	Shares
MONEY MARKET FUNDS — 26.0%
GuideStone Money Market Fund (GS4 Class)¥	10,645,351	10,645,351
Northern Institutional Liquid Assets Portfolio§	20,156,469	20,156,469

Total Money Market Funds
(Cost $30,801,819)		30,801,820

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
6.25%, 05/15/30Δ	$570,000	$728,799
4.75%, 02/15/37Δ	1,600,000	1,721,376

		2,450,175

U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/16Δ	900,000	1,037,969
3.88%, 04/15/29Δ	600,000	1,058,580

		2,096,549

U.S. Treasury Notes
4.50%, 04/30/12Δ	30,000	32,604
4.50%, 05/15/17Δ	920,000	1,000,069

		1,032,673

Total U.S. Treasury Obligations
(Cost $5,128,822)		5,579,397

TOTAL INVESTMENTS — 130.5%
(Cost $158,534,695)		154,554,417

Liabilities in Excess of Other Assets — (30.5)%
		(36,134,822)

NET ASSETS — 100.0%		$118,419,595

PORTFOLIO SUMMARY (based on net assets)
%
Foreign Bonds	44.6
Futures Contracts	44.4
Corporate Bonds	27.9
Money Market Funds	26.0
Mortgage-Backed Securities	22.5
U.S. Treasury Obligations	4.7
Asset-Backed Securities	3.5
Purchased Options	0.8
Agency Obligations	0.5
Forward Foreign Currency Contracts	(7.2)

167.7

See Notes to Schedules of Investments.

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$31,671,948	$562,442
Level 2 — Other Significant Observable Inputs	122,882,469	(569,320)
Level 3 — Significant Unobservable Inputs	—	—

Total	$154,554,417	$(6,878)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Equity Index Fund
SCHEDULE OF INVESTMENTS	March 31, 2008	(Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Auto & Transportation — 2.6%
Burlington Northern Santa Fe Corporation	11,200	$1,032,864
CH Robinson Worldwide, Inc.Δ	6,500	353,600
CSX Corporation	15,300	857,871
Expeditors International Washington, Inc.	8,100	365,958
FedEx Corporation	11,800	1,093,506
Ford Motor Co.Δ*	84,027	480,635
General Motors CorporationΔ	21,700	413,385
Genuine Parts Co.	6,400	257,408
Goodyear Tire & Rubber Co. (The)*	9,100	234,780
Harley-Davidson, Inc.Δ	9,000	337,500
Norfolk Southern Corporation	14,300	776,776
PACCAR, Inc.	13,868	624,060
Southwest Airlines Co.	28,100	348,440
Union Pacific Corporation	9,900	1,241,262
United Parcel Service, Inc. Class B	39,300	2,869,686

		11,287,731

Consumer Discretionary — 10.3%
Allied Waste Industries, Inc.*	12,300	132,963
Amazon.com, Inc.*	11,784	840,199
Apollo Group, Inc. Class AΔ*	5,221	225,547
AutoNation, Inc.Δ*	5,125	76,721
AutoZone, Inc.Δ*	1,600	182,128
Avon Products, Inc.	16,300	644,502
Bed Bath & Beyond, Inc.Δ*	10,000	295,000
Best Buy Co., Inc.	13,425	556,601
Big Lots, Inc.Δ*	3,600	80,280
Black & Decker Corporation	2,300	152,030
Carnival Corporation	16,700	676,016
CBS Corporation Class B	25,800	569,664
Cintas CorporationΔ	5,000	142,700
Circuit City Stores, Inc.Δ	782	3,112
Clear Channel Communications, Inc.	18,900	552,258
Coach, Inc.*	13,300	400,995
Convergys Corporation*	5,000	75,300
Costco Wholesale Corporation	16,500	1,072,005
Darden Restaurants, Inc.	5,450	177,398
Dillard’s, Inc. Class AΔ	2,300	39,583
DIRECTV Group, Inc. (The)*	27,000	669,330
Donnelley (R.R.) & Sons Co.	8,200	248,542
Eastman Kodak Co.Δ	11,000	194,370
eBay, Inc.*	42,300	1,262,232
Electronic Arts, Inc.*	12,000	599,040
Estee Lauder Cos., Inc. Class AΔ	4,400	201,740
Expedia, Inc.*	8,039	175,974
Family Dollar Stores, Inc.	5,300	103,350
GameStop Corporation Class A*	6,100	315,431
Gannett Co., Inc.Δ	8,700	252,735
Gap, Inc. (The)	17,400	342,432
Google, Inc.*	8,835	3,891,552
Harman International Industries, Inc.Δ	2,300	100,142
Hasbro, Inc.	5,400	150,660
Home Depot, Inc. (The)Δ	64,020	1,790,639
IAC InterActiveCorp*	6,800	141,168
International Flavors & Fragrances, Inc.	3,200	140,960
Interpublic Group Cos., Inc.Δ*	18,048	151,784
Jones Apparel Group, Inc.Δ	3,400	45,628
Kimberly-Clark Corporation	15,900	1,026,345
Kohl’s Corporation*	11,900	510,391
Leggett & Platt, Inc.Δ	6,500	99,125
Limited BrandsΔ	11,900	203,490
Liz Claiborne, Inc.Δ	3,808	69,115
Lowe’s Cos., Inc.	55,500	1,273,170
Macy’s, Inc.	16,512	380,767
Marriott International, Inc. Class A	11,400	391,704
Mattel, Inc.	13,700	272,630
McDonald’s Corporation	43,700	2,437,149
McGraw-Hill Co., Inc. (The)	12,300	454,485
Meredith Corporation	1,400	53,550
Monster Worldwide, Inc.Δ*	4,900	118,629
New York Times Co. Class AΔ	5,400	101,952
Newell Rubbermaid, Inc.	10,500	240,135
NIKE, Inc. Class B	14,500	986,000
Nordstrom, Inc.Δ	6,900	224,940
Office Depot, Inc.Δ*	10,500	116,025
OfficeMax, Inc.Δ	3,000	57,420
Omnicom Group, Inc.	12,100	534,578
Penney (JC) Co., Inc.	8,500	320,535
Polo Ralph Lauren CorporationΔ	2,200	128,238
RadioShack Corporation	5,200	84,500
Robert Half International, Inc.	6,000	154,440
Scripps Co. (E.W.) Class AΔ	3,500	147,035
Sears Holdings CorporationΔ*	2,789	284,729
Snap-On, Inc.	2,200	111,870
Stanley Works (The)	3,000	142,860
Staples, Inc.	26,600	588,126
Starbucks Corporation*	27,900	488,250
Starwood Hotels & Resorts Worldwide, Inc.	7,200	372,600
Target Corporation	31,000	1,571,080
Tiffany & Co.Δ	4,800	200,832
Time Warner, Inc.	135,700	1,902,514
TJX Cos., Inc.	16,700	552,269
VeriSign, Inc.Δ*	8,200	272,568
VF Corporation	3,300	255,783
Wal-Mart Stores, Inc.	89,800	4,730,664
Walt Disney Co. (The)	71,402	2,240,595
Washington Post Co..	231	152,807
Waste Management, Inc.	18,900	634,284
Wendy’s International, Inc.	3,400	78,404
Whirlpool CorporationΔ	2,895	251,200
Wyndham Worldwide CorporationΔ	6,780	140,210
Yahoo!, Inc.*	50,700	1,466,751
Yum! Brands, Inc.	18,000	669,780

		45,167,235

Consumer Staples — 6.7%
Campbell Soup Co.	8,300	281,785
Clorox Co.	5,300	300,192
Coca-Cola Co. (The)	76,100	4,632,207
Coca-Cola Enterprises, Inc.	10,900	263,780
Colgate-Palmolive Co.	19,300	1,503,663
ConAgra Foods, Inc.	18,600	445,470
Dean Foods Co.*	5,200	104,468
General Mills, Inc.Δ	12,800	766,464
Heinz (H.J.) Co.	11,900	558,943
Hershey Co. (The)Δ	6,400	241,088
Kellogg Co.	9,900	520,344

See Notes to Schedules of Investments.

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kraft Foods, Inc. Class A	58,100	$1,801,681
Kroger Co.	25,500	647,700
McCormick & Co., Inc.	4,900	181,153
Pepsi Bottling Group, Inc.	5,300	179,723
PepsiCo, Inc.	60,740	4,385,428
Procter & Gamble Co.	117,017	8,199,381
Safeway, Inc.	16,700	490,145
Sara Lee Corporation	27,200	380,256
SUPERVALU, Inc.	8,048	241,279
SYSCO Corporation	22,900	664,558
Tyson Foods, Inc. Class A	10,400	165,880
Walgreen Co.	37,600	1,432,184
Whole Foods Market, Inc.Δ	5,300	174,741
Wrigley (W.M.), Jr. Co.	8,225	516,859

		29,079,372

Financial Services — 17.6%
ACE, Ltd.	12,500	688,250
AFLAC, Inc.	18,000	1,169,100
Allstate Corporation (The)	21,252	1,021,371
AMBAC Financial Group, Inc.Δ	11,000	63,250
American Capital Strategies, Ltd.Δ	7,400	252,784
American Express Co.	43,800	1,914,936
American International Group, Inc.	95,692	4,138,679
Ameriprise Financial, Inc.	8,640	447,984
AON Corporation	11,600	466,320
Apartment Investment & Management Co. Class A REITΔ	3,467	124,156
Assurant, Inc.	3,600	219,096
Automatic Data Processing, Inc.	19,800	839,322
AvalonBay Communities, Inc. REITΔ	2,900	279,908
Bank of America Corporation	168,463	6,386,432
Bank of New York Mellon Corporation	43,262	1,805,339
BB&T CorporationΔ	20,700	663,642
Bear Stearns Co., Inc. (The)Δ	4,410	46,261
Block (H&R), Inc.	12,500	259,500
Boston Properties, Inc. REIT	4,500	414,315
Capital One Financial Corporation	14,137	695,823
CB Richard Ellis Group, Inc.
Class AΔ*	6,700	144,988
Chubb Corporation	14,100	697,668
CIGNA Corporation	10,700	434,099
Cincinnati Financial Corporation	6,386	242,923
CIT Group, Inc.	7,200	85,320
Citigroup, Inc.	197,530	4,231,093
CME Group, Inc.Δ	2,060	966,346
Comerica, Inc.Δ	5,800	203,464
Countrywide Financial CorporationΔ	22,148	121,814
Developers Diversified Realty Corporation REITΔ	4,500	188,460
Discover Financial ServicesΔ	18,300	299,571
E*TRADE Financial CorporationΔ*	17,500	67,550
Equifax, Inc.Δ	5,000	172,400
Equity Residential Properties Trust REIT	10,200	423,198
Fannie Mae	37,100	976,472
Federated Investors, Inc. Class BΔ	3,300	129,228
Fidelity National Information Services, Inc.	6,500	247,910
Fifth Third Bancorp	20,394	426,642
First Horizon National CorporationΔ	4,800	67,248
Fiserv, Inc.*	6,300	302,967
Franklin Resources, Inc.	6,000	581,940
Freddie Mac	24,500	620,340
General Growth Properties, Inc. REIT	9,300	354,981
Genworth Financial, Inc. Class A	16,600	375,824
Goldman Sachs Group, Inc.	15,054	2,489,781
Hartford Financial Services Group, Inc.	11,900	901,663
HCP, Inc. REIT	6,997	236,569
Host Hotels & Resorts, Inc. REIT	20,000	318,400
Hudson City Bancorp, Inc.	19,900	351,832
Huntington Bancshares, Inc.Δ	14,000	150,500
IntercontinentalExchange, Inc.*	2,600	339,300
Janus Capital Group, Inc.Δ	5,700	132,639
JPMorgan Chase & Co.	128,830	5,533,248
KeyCorp	14,900	327,055
Kimco Realty Corporation REITΔ	9,700	379,949
Legg Mason, Inc.	5,140	287,737
Lehman Brothers Holdings, Inc.Δ	20,100	756,564
Leucadia National CorporationΔ	6,500	293,930
Lincoln National Corporation	10,019	520,964
Loews Corporation	16,800	675,696
M & T Bank CorporationΔ	2,800	225,344
Marsh & McLennan Cos., Inc.	19,900	484,565
Marshall & Ilsley Corporation	9,800	227,360
MBIA, Inc.Δ	7,900	96,538
Merrill Lynch & Co., Inc.	37,080	1,510,639
MetLife, Inc.	26,900	1,620,994
MGIC Investment CorporationΔ	3,400	35,802
Moody’s CorporationΔ	7,900	275,157
Morgan Stanley	42,100	1,923,970
National City CorporationΔ	24,257	241,357
Northern Trust Corporation	8,100	538,407
NYSE Euronext	10,100	623,271
Paychex, Inc.	12,400	424,824
Plum Creek Timber Co., Inc. REITΔ	6,600	268,620
PNC Financial Services Group, Inc.	12,900	845,853
Principal Financial Group	9,800	546,056
Progressive Corporation (The)	25,696	412,935
ProLogis REIT	9,800	576,828
Prudential Financial, Inc.Δ	16,900	1,322,425
Public Storage REIT	4,725	418,729
Regions Financial Corporation	26,329	519,998
Ryder System, Inc.Δ	2,200	134,002
Safeco Corporation	3,500	153,580
Schwab (Charles) Corporation (The)	35,606	670,461
Simon Property Group, Inc. REIT	8,500	789,735
SLM Corporation*	17,800	273,230
Sovereign Bancorp, Inc.Δ	13,765	128,290

See Notes to Schedules of Investments.

	Shares	Value
State Street Corporation	14,700	$1,161,300
SunTrust Banks, Inc.	13,300	733,362
T. Rowe Price Group, Inc.	10,000	500,000
Torchmark CorporationΔ	3,500	210,385
Total System Services, Inc.	7,387	174,776
Travelers Cos., Inc.	23,556	1,127,155
Unum Group	13,300	292,733
US Bancorp	65,600	2,122,816
Vornado Realty Trust REIT	5,100	439,671
Wachovia Corporation	75,183	2,029,940
Washington Mutual, Inc.Δ	33,746	347,584
Wells Fargo & Co.	125,060	3,639,246
Western Union Co.	28,417	604,430
XL Capital, Ltd. Class A	6,800	200,940
Zions Bancorporation	4,100	186,755

		77,014,804

Healthcare — 12.0%
Abbott Laboratories	58,600	3,231,790
Aetna, Inc.	18,800	791,292
Allergan, Inc.	11,630	655,816
AmerisourceBergen Corporation	6,244	255,879
Amgen, Inc.*	41,265	1,724,052
Bard (C.R.), Inc.	3,800	366,320
Baxter International, Inc.	24,100	1,393,462
Becton Dickinson & Co.	9,300	798,405
Biogen Idec, Inc.*	11,230	692,779
Boston Scientific Corporation*	50,900	655,083
Bristol-Myers Squibb Co.	75,100	1,599,630
Cardinal Health, Inc.	13,579	713,033
Celgene Corporation*	16,600	1,017,414
Conventry Health Care, Inc.*	5,930	239,276
Covidien, Ltd.	18,946	838,360
CVS Caremark Corporation	54,327	2,200,787
Eli Lilly & Co.	37,500	1,934,625
Express Scripts, Inc.*	9,538	613,484
Forest Laboratories, Inc.*	11,900	476,119
Genzyme Corporation*	10,200	760,308
Gilead Sciences, Inc.*	35,200	1,813,856
Hospira, Inc*	6,050	258,759
Humana, Inc.*	6,500	291,590
IMS Health, Inc.	7,000	147,070
Johnson & Johnson	107,390	6,966,389
King Pharmaceuticals, Inc.*	9,400	81,780
Laboratory Corporation of America Holdings*	4,200	309,456
McKesson Corporation	11,000	576,070
Medco Health Solutions, Inc.*	19,852	869,319
Medtronic, Inc.	42,600	2,060,562
Merck & Co., Inc.	82,100	3,115,695
Millipore CorporationΔ*	2,100	141,561
Mylan Laboratories, Inc.Δ	11,500	133,400
Patterson Cos., Inc.Δ*	4,900	177,870
Pfizer, Inc.	257,083	5,380,747
Quest Diagnostics, Inc.Δ	6,000	271,620
Schering-Plough Corporation	61,500	886,215
St. Jude Medical, Inc.*	13,100	565,789
Stryker Corporation	9,100	591,955
Tenet Healthcare CorporationΔ*	18,150	102,729
Thermo Fisher Scientific, Inc.Δ*	15,910	904,324
UnitedHealth Group, Inc.	47,500	1,632,100
Varian Medical Systems, Inc.Δ*	4,800	224,832
Watson Pharmaceuticals, Inc.*	3,900	114,348
WellPoint, Inc.*	20,612	909,608
Wyeth	50,700	2,117,232
Zimmer Holdings, Inc.*	8,820	686,725

		52,289,515

Integrated Oils — 7.6%
Chevron Corporation	78,741	6,721,349
ConocoPhillips	59,258	4,516,052
Exxon Mobil Corporation	203,144	17,181,920
Hess Corporation	10,600	934,708
Marathon Oil Corporation	26,884	1,225,910
Murphy Oil Corporation	7,200	591,408
Occidental Petroleum Corporation	31,200	2,282,904

		33,454,251

Materials & Processing — 4.3%
Air Products & Chemicals, Inc.	8,100	745,200
Alcoa, Inc.	30,900	1,114,254
Allegheny Technologies, Inc.	3,800	271,168
Archer-Daniels-Midland Co.Δ	24,427	1,005,415
Ashland, Inc.	2,200	104,060
Avery Dennison CorporationΔ	4,100	201,925
Ball Corporation	3,792	174,205
Bemis Co.	3,800	96,634
Dow Chemical Co. (The)	35,600	1,311,860
du Pont (E.I.) de Nemours & Co.	34,055	1,592,412
Eastman Chemical Co.	3,000	187,350
Ecolab, Inc.	6,700	290,981
Fluor Corporation	3,300	465,828
Freeport-McMoRan Copper & Gold, Inc.	14,462	1,391,534
Hercules, Inc.Δ	4,300	78,647
International Paper Co.	16,335	444,312
Jacobs Engineering Group, Inc.*	4,600	338,514
Masco CorporationΔ	13,800	273,654
MeadWestvaco Corporation	6,745	183,599
Monsanto Co.	20,820	2,321,430
Newmont Mining Corporation	17,200	779,160
Nucor Corporation	10,900	738,366
Pactiv Corporation*	5,000	131,050
PPG Industries, Inc.	6,200	375,162
Praxair, Inc.	11,880	1,000,652
Precision Castparts Corporation	5,300	541,024
Rohm & Haas Co.Δ	4,800	259,584
Sealed Air Corporation	6,200	156,550
Sherwin-Williams Co.Δ	3,900	199,056
Sigma-Aldrich CorporationΔ	4,900	292,285
Titanium Metals CorporationΔ	3,500	52,675
Trane, Inc.	6,500	298,350
United States Steel Corporation	4,500	570,915
Vulcan Materials Co.Δ	4,100	272,240
Weyerhaeuser Co.Δ	7,960	517,718

		18,777,769

Other — 4.7%
3M Co.	26,800	2,121,220
Brunswick CorporationΔ	3,500	55,895
Eaton Corporation	5,600	446,152
General Electric Co.	379,200	14,034,192
Honeywell International, Inc.	28,300	1,596,686
ITT Industries, Inc.	6,900	357,489
Johnson Controls, Inc.	22,476	759,689

See Notes to Schedules of Investments.

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Textron, Inc.	9,500	$526,490
Tyco International, Ltd.	18,346	808,141

		20,705,954

Other Energy — 5.5%
Anadarko Petroleum Corporation	17,700	1,115,631
Apache Corporation	12,648	1,528,131
Baker Hughes, Inc.	11,700	801,450
BJ Services Co.	11,200	319,312
Cameron International Corporation*	8,400	349,776
Chesapeake Energy CorporationΔ	17,300	798,395
Consol Energy, Inc.	6,900	477,411
Devon Energy Corporation	16,800	1,752,744
Dynegy, Inc. Class AΔ*	18,824	148,521
El Paso Corporation	26,800	445,952
ENSCO International, Inc.Δ	5,500	344,410
EOG Resources, Inc.	9,400	1,128,000
Exterran Holdings, Inc.*	13	839
Halliburton Co.	33,375	1,312,639
Nabors Industries, Ltd.*	10,700	361,339
National Oilwell Varco, Inc.*	13,600	793,968
Noble Corporation	10,200	506,634
Noble Energy, Inc.	6,500	473,200
Peabody Energy Corporation	10,300	525,300
Range ResourcesCorporation	5,684	360,650
Rowan Cos., Inc.	4,200	172,956
Schlumberger, Ltd.	45,400	3,949,800
Smith International, Inc.Δ	7,600	488,148
Sunoco, Inc.	4,500	236,115
Tesoro Corporation	5,200	156,000
Transocean, Inc.*	12,099	1,635,785
Valero Energy Corporation	20,300	996,933
Weatherford International, Ltd.*	12,898	934,718
Williams Cos., Inc.	22,200	732,156
XTO Energy, Inc.	19,382	1,198,971

		24,045,884

Producer Durables — 5.0%
Agilent Technologies, Inc.*	13,800	411,654
American Tower Corporation Class A*	15,300	599,913
Applied Materials, Inc.	51,300	1,000,863
Boeing Co. (The)	29,000	2,156,730
Caterpillar, Inc.	23,700	1,855,473
Centex CorporationΔ	4,800	116,208
Cooper Industries, Ltd. Class A	6,700	269,005
Cummins, Inc.	7,700	360,514
Danaher Corporation	9,700	737,491
Deere & Co.	16,500	1,327,260
Dover Corporation	7,400	309,172
DR Horton, Inc.	10,600	166,950
Emerson Electric Co.	29,900	1,538,654
Goodrich Corporation	4,800	276,048
Grainger (W.W.), Inc.	2,600	198,614
Illinois Tool Works, Inc.	15,200	733,096
Ingersoll-Rand Co., Ltd. Class A	10,400	463,632
KB HomeΔ	2,900	71,717
KLA-Tencor Corporation	6,800	252,280
Lennar Corporation Class A	5,300	99,693
Lexmark International, Inc.Δ*	3,600	110,592
Lockheed Martin Corporation	13,000	1,290,900
Manitowoc Co., Inc.Δ	5,000	204,000
Molex, Inc.Δ	5,450	126,222
Northrop Grumman Corporation	12,756	992,544
Novellus Systems, Inc.Δ*	3,900	82,095
Pall Corporation	4,600	161,322
Parker Hannifin Corporation	6,450	446,792
Pitney Bowes, Inc.	8,100	283,662
Pulte Homes, Inc.	8,108	117,971
Raytheon Co.Δ	16,200	1,046,682
Rockwell Collins, Inc.	6,200	354,330
Teradyne, Inc.Δ*	6,900	85,698
Terex Corporation*	3,900	243,750
United Technologies Corporation	37,200	2,560,104
Waters Corporation*	3,800	211,660
Xerox Corporation	34,800	520,956

		21,784,247

Technology — 13.3%
Adobe Systems, Inc.*	21,600	768,744
Advanced Micro Devices, Inc.Δ*	23,100	136,059
Affiliated Computer Services, Inc. Class AΔ*	3,700	185,407
Akamai Technologies, Inc.Δ*	6,400	180,224
Altera Corporation	11,600	213,788
Analog Devices, Inc.	11,200	330,624
Apple, Inc.*	33,400	4,792,900
Applera Corporation-Applied Biosystems GroupΔ	6,400	210,304
Autodesk, Inc.*	8,860	278,913
BMC Software, Inc.*	7,300	237,396
Broadcom Corporation Class AΔ*	17,750	342,043
CA, Inc.	14,970	336,825
Ciena CorporationΔ*	3,328	102,602
Cisco Systems, Inc.*	226,100	5,446,749
Citrix Systems, Inc.*	7,100	208,243
Cognizant Technology Solutions Corporation Class A*	10,900	314,247
Computer Sciences Corporation*	6,300	256,977
Compuware Corporation*	10,500	77,070
Corning, Inc.	59,700	1,435,188
Dell, Inc.*	85,000	1,693,200
Electronic Data Systems Corporation	19,300	321,345
EMC Corporation	79,700	1,142,898
General Dynamics Corporation	15,300	1,275,561
Hewlett-Packard Co.	93,502	4,269,301
Intel Corporation	219,500	4,649,010
International Business Machines Corporation	52,500	6,044,850
Intuit, Inc.*	12,400	334,924
Jabil Circuit, Inc.Δ	8,100	76,626
JDS Uniphase CorporationΔ*	8,475	113,480
Juniper Networks, Inc.Δ*	19,800	495,000
L-3 Communications Holdings, Inc.	4,700	513,898
Linear Technology CorporationΔ	8,500	260,865
LSI CorporationΔ*	25,500	126,225
MEMC Electronic Materials, Inc.*	8,700	616,830
Microchip Technology, Inc.Δ	7,200	235,656

See Notes to Schedules of Investments.

	Shares	Value
Micron Technology, Inc.*	29,100	$173,727
Microsoft Corporation	304,230	8,634,047
Motorola, Inc.	85,500	795,150
National Semiconductor Corporation	8,700	159,384
NetApp, Inc.*	13,200	264,660
Novell, Inc.*	13,400	84,286
Nvidia Corporation*	21,250	420,538
Oracle Corporation*	150,000	2,934,000
PerkinElmer, Inc.Δ	4,600	111,550
QLogic CorporationΔ*	5,100	78,285
QUALCOMM, Inc.	61,100	2,505,100
Rockwell Automation, Inc.	5,700	327,294
SanDisk Corporation*	8,700	196,359
Sun Microsystems, Inc.*	30,100	467,453
Symantec Corporation*	32,370	537,989
Tellabs, Inc.Δ*	16,000	87,200
Teradata Corporation*	6,900	152,214
Texas Instruments, Inc.	50,300	1,421,981
Tyco Electronics, Ltd.	18,446	633,067
Unisys CorporationΔ*	13,900	61,577
Xilinx, Inc.	11,000	261,250

		58,331,083

Utilities — 7.5%
AES Corporation*	25,600	426,752
Allegheny Energy, Inc.	6,400	323,200
Ameren CorporationΔ	7,900	347,916
American Electric Power Co., Inc.	15,300	636,939
AT&T, Inc.	229,372	8,784,948
Centerpoint Energy, Inc.	12,300	175,521
CenturyTel, Inc.	4,000	132,960
Citizens Communications Co.Δ	12,600	132,174
CMS Energy CorporationΔ	8,600	116,444
Comcast Corporation Class A	114,272	2,210,020
Consolidated Edison, Inc.Δ	10,400	412,880
Constellation Energy Group, Inc.	6,800	600,236
Dominion Resources, Inc.	21,740	887,862
DTE Energy Co.Δ	6,300	245,007
Duke Energy CorporationΔ	47,868	854,444
Edison International	12,300	602,946
Embarq Corporation	5,844	234,344
Entergy Corporation	7,252	791,048
Exelon Corporation	25,324	2,058,082
FirstEnergy Corporation	11,584	794,894
FPL Group, Inc.	15,500	972,470
Integrys Energy Group, Inc.Δ	2,900	135,256
Nicor, Inc.Δ	1,700	56,967
NiSource, Inc.Δ	10,500	181,020
Pepco Holdings, Inc.	7,800	192,816
PG&E Corporation	13,600	500,752
Pinnacle West Capital Corporation	3,800	133,304
PPL Corporation	14,200	652,064
Progress Energy, Inc.Δ	9,900	412,830
Public Service Enterprise Group, Inc.	19,400	779,686
Questar Corporation	6,600	373,296
Qwest Communications International, Inc.Δ	58,900	266,817
Sempra Energy	9,900	527,472
Southern Co. (The)	29,000	1,032,690
Spectra Energy Corporation	23,984	545,636
Sprint Nextel Corporation	108,093	723,142
TECO Energy, Inc.Δ	8,100	129,195
Verizon Communications, Inc.	108,874	3,968,457
Windstream CorporationΔ	17,399	207,918
Xcel Energy Inc.	16,100	321,195

		32,881,600

Total Common Stocks
(Cost $345,347,390)		424,819,445

MONEY MARKET FUNDS — 9.9%
GuideStone Money Market Fund (GS4 Class)¥	7,012,085	7,012,085
Northern Institutional Liquid Assets Portfolio§	36,275,328	36,275,328

Total Money Market Funds
(Cost $43,287,413)		43,287,413

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
1.38%, 06/26/08‡‡	$1,250,000	1,246,223
2.97%, 06/26/08‡‡	775,000	772,658

Total U.S. Treasury Obligations
(Cost $2,015,374)		2,018,881

TOTAL INVESTMENTS — 107.4%
(Cost $390,650,177)		470,125,739

	Shares
SECURITY SOLD SHORT — 0.0%
Utilities — 0.0%
FairPoint Communications, Inc.
(Cost $(16,615))	(1,842)	(16,615)

Liabilities in Excess of Other Assets — (7.4)%		(32,443,582)

NET ASSETS — 100.0%		$437,665,542

PORTFOLIO SUMMARY (based on net assets)
	%
Financial Services	17.6
Technology	13.3
Healthcare	12.0
Consumer Discretionary	10.3
Money Market Funds	9.9
Integrated Oils	7.6
Utilities	7.5
Consumer Staples	6.7
Other Energy	5.5
Producer Durables	5.0
Other	4.7
Materials & Processing	4.3
Auto & Transportation	2.6
Futures Contracts	1.4
U.S. Treasury Obligations	0.4
Security Sold Short	0.0	**

	108.8

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$468,106,858	$(8,406)
Level 2 — Other Significant Observable Inputs	2,018,881	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$470,125,739	$(8,406)

Liabilities:
Level 1 — Quoted Prices	$(16,615)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(16,615)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Real Estate Securities Fund
SCHEDULE OF INVESTMENTS	March 31, 2008	(Unaudited)

	Shares	Value
COMMON STOCKS — 93.0%
Consumer Discretionary — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	18,965	$981,439

Financial Services — 91.3%
Apartment Investment & Management Co. Class A REITΔ	37,294	1,335,493
AvalonBay Communities, Inc. REITΔ	72,725	7,019,417
BioMed Realty Trust, Inc. REITΔ	101,850	2,433,196
Boston Properties, Inc. REITΔ	52,050	4,792,244
BRE Properties, Inc. REITΔ	66,750	3,041,130
Brookfield Properties CorporationΔ	56,113	1,083,542
Camden Property Trust REITΔ	29,500	1,480,900
Colonial Properties Trust REIT	45,200	1,087,060
Digital Realty Trust, Inc. REITΔ	77,750	2,760,125
Douglas Emmett, Inc. REITΔ	46,600	1,027,996
Equity Lifestyle Properties, Inc. REITΔ	46,200	2,280,894
Equity Residential Properties Trust REITΔ	66,200	2,746,638
Federal Realty Investors Trust REITΔ	47,550	3,706,522
General Growth Properties, Inc. REITΔ	184,900	7,057,633
HCP, Inc. REIT	70,275	2,375,998
Host Hotels & Resorts, Inc. REITΔ	268,577	4,275,746
LTC Properties, Inc. REITΔ	12,600	323,946
Macerich Co. (The) REITΔ	20,750	1,458,102
Maguire Properties, Inc. REIT	8,450	120,920
Nationwide Health Properties, Inc. REITΔ	81,450	2,748,938
Post Properties, Inc. REITΔ	27,275	1,053,360
ProLogis REITΔ	134,950	7,943,157
Public Storage REITΔ	74,930	6,640,297
Regency Centers Corporation REITΔ	64,400	4,170,544
Saul Centers, Inc. REITΔ	9,250	464,720
Senior Housing Properties Trust REITΔ	70,225	1,664,332
Simon Property Group, Inc. REITΔ	107,625	9,999,439
Tanger Factory Outlet Centers REITΔ	57,450	2,210,102
Taubman Centers, Inc. REITΔ	41,550	2,164,755
Ventas, Inc. REITΔ	37,885	1,701,415
Vornado Realty Trust REITΔ	92,188	7,947,527

		99,116,088

Healthcare — 0.8%
Medical Properties Trust, Inc. REIT	74,700	845,604

Total Common Stocks
(Cost $112,068,573)		100,943,131

MONEY MARKET FUNDS — 60.6%
GuideStone Money Market Fund (GS4 Class)¥	13,089,600	13,089,600
Northern Institutional Liquid Assets Portfolio§	52,646,886	52,646,886

Total Money Market Funds
(Cost $65,736,486)		65,736,486

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
1.40%, 06/26/08‡‡	$150,000	149,547
2.97%, 06/26/08‡‡	550,000	548,338
3.13%, 06/26/08‡‡	30,000	29,909

Total U.S. Treasury Obligations
(Cost $725,372)		727,794

TOTAL INVESTMENTS — 154.3%
(Cost $178,530,431)		167,407,411

Liabilities in Excess of Other Assets — (54.3)%		(58,915,393)

NET ASSETS — 100.0%		$108,492,018

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	91.3
Money Market Funds	60.6
Futures Contracts	8.3
Consumer Discretionary	0.9
Healthcare	0.8
U.S. Treasury Obligations	0.7

162.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$166,679,617	$83,088
Level 2 — Other Significant Observable Inputs	727,794	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$167,407,411	$83,088

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Value Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2008	(Unaudited)

	Shares	Value
COMMON STOCKS — 97.6%
Auto & Transportation — 2.0%
Autoliv, Inc.Δ	28,300	$1,420,660
Burlington Northern Santa Fe CorporationΔ	125,400	11,564,388
DryShips, Inc.Δ	21,500	1,288,065
FedEx Corporation	2,600	240,942
General Motors CorporationΔ	367,780	7,006,209
Norfolk Southern Corporation	92,600	5,030,032
TRW Automotive Holdings Corporation*	91,100	2,129,007
Union Pacific Corporation	5,400	677,052

		29,356,355

Consumer Discretionary — 10.5%
Best Buy Co., Inc.Δ	65,900	2,732,214
Carnival Corporation	280,100	11,338,448
CBS Corporation Class B	31,300	691,104
Clear Channel Communications, Inc.	20,200	590,244
Costco Wholesale Corporation	7,200	467,784
DIRECTV Group, Inc. (The)*	179,600	4,452,284
Gannett Co., Inc.Δ	154,000	4,473,700
Gap, Inc. (The)	313,300	6,165,744
Hasbro, Inc.Δ	128,200	3,576,780
Hewitt Associates, Inc. Class AΔ*	91,200	3,627,024
Home Depot, Inc. (The)Δ	273,988	7,663,444
Interpublic Group Cos., Inc.Δ*	438,100	3,684,421
Jack in the Box, Inc.*	17,600	472,912
Kimberly-Clark Corporation	162,100	10,463,555
Macy’s, Inc.	167,500	3,862,550
Marvel Entertainment, Inc.Δ*	101,600	2,721,864
Mattel, Inc.	282,200	5,615,780
McDonald’s Corporation	314,400	17,534,088
Netflix, Inc.Δ*	50,100	1,735,965
NIKE, Inc. Class BΔ	39,600	2,692,800
Office Depot, Inc.*	104,300	1,152,515
Sears Holdings CorporationΔ*	3,900	398,151
Shaw Communications, Inc. Class BΔ	139,500	2,536,110
Sony Corporation ADRΔ	151,100	6,054,577
Stanley Works (The)Δ	224,700	10,700,214
Time Warner Cable, Inc.Δ*	3,100	77,438
Time Warner, Inc.	1,364,800	19,134,496
Wal-Mart Stores, Inc.Δ	231,600	12,200,688
Walt Disney Co. (The)	57,700	1,810,626
Waste Management, Inc.	101,000	3,389,560

		152,017,080

Consumer Staples — 5.6%
Coca-Cola Co. (The)	142,000	8,643,540
Coca-Cola Enterprises, Inc.Δ	80,400	1,945,680
Colgate-Palmolive Co.	2,100	163,611
ConAgra Foods, Inc.	185,400	4,440,330
Dean Foods Co.*	166,900	3,353,021
General Mills, Inc.Δ	78,200	4,682,616
Herbalife, Ltd.Δ	62,200	2,954,500
Kellogg Co.	3,700	194,472
Kraft Foods, Inc. Class A	729,500	22,621,795
Kroger Co.	165,800	4,211,320
Pepsi Bottling Group, Inc.Δ	51,500	1,746,365
PepsiCo, Inc.	26,000	1,877,200
Procter & Gamble Co.	221,500	15,520,505
Sara Lee Corporation	78,200	1,093,236
SYSCO CorporationΔ	120,500	3,496,910
Whole Foods Market, Inc.Δ	141,300	4,658,661

		81,603,762

Financial Services — 22.2%
ACE, Ltd.	16,100	886,466
AFLAC, Inc.Δ	2,100	136,395
Allstate Corporation (The)Δ	330,500	15,883,830
American Express Co.	298,300	13,041,676
American International Group, Inc.	383,600	16,590,700
Ameriprise Financial, Inc.	94,500	4,899,825
Assurant, Inc.Δ	55,000	3,347,300
AXIS Capital Holdings, Ltd.Δ	97,000	3,296,060
Bank of America Corporation	716,100	27,147,351
Bank of New York Mellon Corporation	38,290	1,597,842
BB&T CorporationΔ	28,600	916,916
Bear Stearns Co., Inc. (The)Δ	6,200	65,038
Capital One Financial CorporationΔ	137,955	6,790,145
Chubb CorporationΔ	131,945	6,528,639
CIGNA Corporation	42,600	1,728,282
Citigroup, Inc.Δ	794,933	17,027,465
Comerica, Inc.Δ	64,600	2,266,168
Countrywide Financial CorporationΔ	30,800	169,400
Credicorp, Ltd.	3,500	251,090
Discover Financial ServicesΔ	23,350	382,239
Endurance Specialty Holdings, Ltd.Δ	84,700	3,100,020
Everest Re Group, Ltd.Δ	36,600	3,276,798
Fairfax Financial Holdings, Ltd.Δ	6,200	1,780,020
Fannie MaeΔ	427,100	11,241,272
Fifth Third BancorpΔ	189,700	3,968,524
Franklin Resources, Inc.	37,500	3,637,125
Freddie MacΔ	138,500	3,506,820
Goldman Sachs Group, Inc.	52,565	8,693,725
Hartford Financial Services Group, Inc.Δ	117,304	8,888,124
JPMorgan Chase & Co.	915,532	39,322,099
Lehman Brothers Holdings, Inc.Δ	27,600	1,038,864
Lincoln National Corporation	14,100	733,200
Loews Corporation	22,600	908,972
Marsh & McLennan Cos., Inc.	27,000	657,450
Merrill Lynch & Co., Inc.Δ	37,700	1,535,898
MetLife, Inc.	24,500	1,476,370
Morgan StanleyΔ	175,200	8,006,640
National City CorporationΔ	30,000	298,500
PNC Financial Services Group, Inc.	18,000	1,180,260
Principal Financial GroupΔ	33,300	1,855,476
Progressive Corporation (The)	36,200	581,734
Prudential Financial, Inc.	17,300	1,353,725

See Notes to Schedules of Investments.

	Shares	Value
Regions Financial CorporationΔ	36,500	$720,875
Reinsurance Group of America, Inc.Δ	4,500	244,980
Safeco CorporationΔ	70,700	3,102,316
Schwab (Charles) Corporation (The)Δ	103,700	1,952,671
SEI Investments Co.Δ	53,400	1,318,446
Simon Property Group, Inc. REIT	5,200	483,132
SLM Corporation*	410,300	6,298,105
State Street Corporation	3,900	308,100
SunTrust Banks, Inc.Δ	82,500	4,549,050
Torchmark CorporationΔ	71,400	4,291,854
Travelers Cos., Inc.Δ	487,800	23,341,230
UnionBanCal CorporationΔ	38,900	1,909,212
US BancorpΔ	215,300	6,967,108
W.R. Berkley CorporationΔ	119,400	3,306,186
Wachovia Corporation	103,145	2,784,910
Washington Mutual, Inc.Δ	491,000	5,057,300
Wells Fargo & Co.	634,700	18,469,770
Western Union Co.Δ	2,400	51,048
Willis Group Holdings, Ltd.Δ	87,300	2,934,153
XL Capital, Ltd. Class A	138,100	4,080,855

		322,165,744

Healthcare — 11.0%
Aetna, Inc.	203,600	8,569,524
AmerisourceBergen CorporationΔ	85,600	3,507,888
Amgen, Inc.*	164,904	6,889,689
Baxter International, Inc.	149,000	8,615,180
Biogen Idec, Inc.*	12,100	746,449
Boston Scientific Corporation*	502,900	6,472,323
Bristol-Myers Squibb Co.	338,500	7,210,050
Cardinal Health, Inc.	68,200	3,581,182
Covidien, Ltd.	160,900	7,119,825
CVS Caremark Corporation	35,573	1,441,062
Eli Lilly & Co.	26,300	1,356,817
Express Scripts, Inc.*	21,500	1,382,880
Johnson & Johnson	168,200	10,911,134
King Pharmaceuticals, Inc.*	151,500	1,318,050
McKesson Corporation	34,000	1,780,580
Merck & Co., Inc.	19,600	743,820
Millennium Pharmeceuticals, Inc.Δ*	474,000	7,328,040
Pfizer, Inc.Δ	2,126,900	44,516,017
Tenet Healthcare CorporationΔ*	1,363,400	7,716,844
Thermo Fisher Scientific, Inc.Δ*	11,000	625,240
UnitedHealth Group, Inc.	237,000	8,143,320
Watson Pharmaceuticals, Inc.*	255,300	7,485,396
WellPoint, Inc.*	230,959	10,192,221
Wyeth	33,100	1,382,256

		159,035,787

Integrated Oils — 12.2%
Chevron Corporation	588,270	50,214,727
ConocoPhillipsΔ	652,800	49,749,888
Exxon Mobil Corporation	490,800	41,511,864
Marathon Oil Corporation	140,796	6,420,298
Murphy Oil CorporationΔ	88,700	7,285,818
Occidental Petroleum Corporation	299,200	21,892,464

		177,075,059

Materials & Processing — 4.2%
Alcoa, Inc.	345,400	12,455,124
Archer-Daniels-Midland Co.	81,700	3,362,772
Carpenter Technology CorporationΔ	29,000	1,623,130
Dow Chemical Co. (The)	123,400	4,547,290
du Pont (E.I.) de Nemours & Co.	249,800	11,680,648
Freeport-McMoRan Copper & Gold, Inc.	3,500	336,770
Greif, Inc. Class AΔ	28,900	1,963,177
International Paper Co.	22,590	614,448
Lennox International, Inc.Δ	48,700	1,751,739
Louisiana-Pacific CorporationΔ	283,000	2,597,940
Lubrizol CorporationΔ	31,100	1,726,361
MeadWestvaco CorporationΔ	276,800	7,534,496
Methanex CorporationΔ	119,100	3,116,847
Newmont Mining Corporation	12,900	584,370
Nucor Corporation	90,400	6,123,696
Timken Co.	17,000	505,240
Weyerhaeuser Co.	11,201	728,513

		61,252,561

Other — 5.9%
3M Co.Δ	64,000	5,065,600
Eaton Corporation	16,900	1,346,423
General Electric Co.	1,335,000	49,408,350
Honeywell International, Inc.	371,559	20,963,359
Johnson Controls, Inc.	6,400	216,320
Tyco International, Ltd.	196,600	8,660,230

		85,660,282

Other Energy — 1.7%
Anadarko Petroleum Corporation	24,100	1,519,023
Apache Corporation	17,200	2,078,104
Cimarex Energy Co.Δ	88,100	4,822,594
Devon Energy Corporation	23,100	2,410,023
EOG Resources, Inc.Δ	12,700	1,524,000
Frontier Oil CorporationΔ	76,600	2,088,116
Petro-CanadaΔ	88,800	3,854,808
Sunoco, Inc.Δ	50,300	2,639,241
Valero Energy CorporationΔ	82,700	4,061,397

		24,997,306

Producer Durables — 4.1%
Applied Materials, Inc.	234,500	4,575,095
Boeing Co. (The)Δ	35,700	2,655,009
Caterpillar, Inc.	29,400	2,301,726
Cummins, Inc.Δ	80,600	3,773,692
Deere & Co.	22,200	1,785,768
Emerson Electric Co.Δ	224,100	11,532,186
Gardner Denver, Inc.Δ*	45,200	1,676,920
Grainger (W.W.), Inc.Δ	25,500	1,947,945
Illinois Tool Works, Inc.	209,600	10,109,008
Lockheed Martin Corporation	21,900	2,174,670
Northrop Grumman Corporation	89,100	6,932,871
NVR, Inc.*	3,300	1,971,750

See Notes to Schedules of Investments.

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Parker Hannifin CorporationΔ	76,200	$5,278,374
Raytheon Co.Δ	11,200	723,632
United Technologies Corporation	20,100	1,383,282

		58,821,928

Technology — 5.2%
Compuware CorporationΔ*	294,100	2,158,694
Dell, Inc.*	255,500	5,089,560
Flextronics International, Ltd.*	697,838	6,552,699
General Dynamics Corporation	18,100	1,508,997
Hewlett-Packard Co.	104,100	4,753,206
International Business Machines Corporation	71,675	8,252,659
L-3 Communications Holdings, Inc.	38,500	4,209,590
LSI CorporationΔ*	958,100	4,742,595
Microsoft Corporation	172,700	4,901,226
Motorola, Inc.	625,400	5,816,220
Nokia Corporation ADRΔ	341,100	10,857,213
QLogic Corporation*	111,600	1,713,060
Seagate TechnologyΔ	79,500	1,664,730
Seagate Technology, Inc.+	4,600	—
Sun Microsystems, Inc.*	30,700	476,771
Symantec Corporation*	287,600	4,779,912
Tyco Electronics, Ltd.	222,900	7,649,928
VMware, Inc.Δ*	371	15,886

		75,142,946

Utilities — 13.0%
Alliant Energy CorporationΔ	111,000	3,886,110
Ameren CorporationΔ	80,400	3,540,816
American Electric Power Co., Inc.	214,600	8,933,798
AT&T, Inc.	1,371,777	52,539,059
Comcast Corporation Class A	503,600	9,739,624
Dominion Resources, Inc.Δ	195,800	7,996,472
DTE Energy Co.Δ	84,500	3,286,205
Duke Energy Corporation	309,600	5,526,360
Edison InternationalΔ	80,500	3,946,110
Entergy CorporationΔ	220,100	24,008,508
Exelon Corporation	19,100	1,552,257
FirstEnergy CorporationΔ	89,152	6,117,610
FPL Group, Inc.	21,100	1,323,814
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.Δ	129,100	5,188,529
Qwest Communications International, Inc.Δ	1,681,600	7,617,648
Sierra Pacific ResourcesΔ	208,000	2,627,040
Southern Co. (The)	39,000	1,388,790
Spectra Energy Corporation	198,950	4,526,113
Sprint Nextel Corporation	515,500	3,448,695
Verizon Communications, Inc.Δ	836,924	30,505,880

		187,700,647

Total Common Stocks
(Cost $1,411,858,519)		1,414,829,457

MONEY MARKET FUNDS — 12.3%
GuideStone Money Market Fund (GS4 Class)¥	22,276,727	22,276,727
Northern Institutional Liquid Assets Portfolio§	155,462,118	155,462,118

Total Money Market Funds
(Cost $177,738,845)		177,738,845

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
1.38%, 06/26/08‡‡	$665,000	662,990
1.39%, 06/26/08‡‡	5,000	4,985
2.97%, 06/26/08‡‡	4,300,000	4,287,006

Total U.S. Treasury Obligations
(Cost $4,937,280)		4,954,981

TOTAL INVESTMENTS — 110.2%
(Cost $1,594,534,644)		1,597,523,283

Liabilities in Excess of Other Assets — (10.2)%		(147,398,143)

Net Assets — 100.0%		$1,450,125,140

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	22.2
Utilities	13.0
Money Market Funds	12.3
Integrated Oils	12.2
Healthcare	11.0
Consumer Discretionary	10.5
Other	5.9
Consumer Staples	5.6
Technology	5.2
Materials & Processing	4.2
Producer Durables	4.1
Futures Contracts	2.2
Auto & Transportation	2.0
Other Energy	1.7
U.S. Treasury Obligations	0.3

112.4

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,592,567,093	$101,252
Level 2 — Other Significant Observable Inputs	4,954,981	—
Level 3 — Significant Unobservable Inputs**	1,209	—

Total	$1,597,523,283	$101,252

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
**	The fair value of Level 3 securities is equal to 0.00% of the Fund’s Net Assets. The fair value of the Level 3 securities does not have a significant impact on the amounts reported.

See Notes to Schedules of Investments.

Growth Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.8%
Auto & Transportation — 3.1%
CH Robinson Worldwide, Inc.	198,860	$10,817,984
Expeditors International Washington, Inc.Δ	330,390	14,927,020
Norfolk Southern Corporation	69,174	3,757,532
Toyota Motor Corporation ADRΔ	30,532	3,080,374
Union Pacific Corporation	102,630	12,867,749

		45,450,659

Consumer Discretionary — 15.7%
Amazon.com, Inc.*	517,800	36,919,140
Apollo Group, Inc. Class A*	73,500	3,175,200
Avon Products, Inc.	212,100	8,386,434
Costco Wholesale Corporation	32,287	2,097,686
eBay, Inc.*	355,100	10,596,184
Gemstar-TV Guide International, Inc.*	67	315
Google, Inc.*	147,100	64,793,137
Iron Mountain, Inc.Δ*	174,000	4,600,560
Lowe’s Cos., Inc.Δ	284,842	6,534,276
McDonald’s Corporation	586,878	32,730,186
Starbucks Corporation*	979,168	17,135,440
VeriSign, Inc.Δ*	279,456	9,289,117
Wal-Mart Stores, Inc.	182,900	9,635,172
Walt Disney Co. (The)Δ	259,500	8,143,110
Yum! Brands, Inc.	526,724	19,599,400

		233,635,357

Consumer Staples — 3.5%
Coca-Cola Co. (The)	281,528	17,136,609
Colgate-Palmolive Co.	143,200	11,156,712
PepsiCo, Inc.	96,075	6,936,615
Procter & Gamble Co.	101,800	7,133,126
Walgreen Co.Δ	263,800	10,048,142

		52,411,204

Financial Services — 11.1%
Abraxis Bioscience, Inc.Δ*	37,100	2,191,868
Citigroup, Inc.	152,500	3,266,550
CME Group, Inc.Δ	30,700	14,401,370
Franklin Resources, Inc.Δ	46,600	4,519,734
Goldman Sachs Group, Inc.	107,231	17,734,935
IntercontinentalExchange, Inc.*	251,800	32,859,900
JPMorgan Chase & Co.	296,997	12,756,021
Mastercard, Inc. Class AΔ	84,148	18,764,162
Merrill Lynch & Co., Inc.	43,313	1,764,572
Moody’s CorporationΔ	322,200	11,222,226
Progressive Corporation (The)	496,255	7,974,818
Schwab (Charles) Corporation (The)	298,525	5,621,226
US Bancorp	175,650	5,684,034
Visa, Inc.Δ*	264,555	16,497,650
Wells Fargo & Co.	347,774	10,120,223

		165,379,289

Healthcare — 21.1%
Abbott Laboratories	156,500	8,630,975
Allergan, Inc.	398,400	22,465,776
Amylin Pharmaceuticals, Inc.Δ*	206,275	6,025,293
Baxter International, Inc.	118,125	6,829,987
Celgene Corporation*	115,825	7,098,914
Cephalon, Inc.Δ*	92,300	5,944,120
Cerner CorporationΔ*	272,690	10,165,883
Conventry Health Care, Inc.*	53,750	2,168,812
CVS Caremark Corporation	506,899	20,534,478
Genentech, Inc.Δ*	617,731	50,147,403
Genzyme Corporation*	460,500	34,325,670
Gilead Sciences, Inc.*	377,325	19,443,557
Intuitive Surgical, Inc.Δ*	54,500	17,677,075
Merck & Co., Inc.	528,108	20,041,699
Schering-Plough Corporation	450,772	6,495,625
Shire PLC ADRΔ	123,937	7,183,389
St. Jude Medical, Inc.*	161,450	6,973,026
Stryker Corporation	149,600	9,731,480
Teva Pharmaceutical Industries, Ltd. ADRΔ	188,175	8,691,803
Thermo Fisher Scientific, Inc.*	155,750	8,852,830
UnitedHealth Group, Inc.	426,723	14,662,202
Varian Medical Systems, Inc.Δ*	419,900	19,668,116

		313,758,113

Integrated Oils — 1.0%
Exxon Mobil Corporation	173,100	14,640,798

Materials & Processing — 5.3%
Air Products & Chemicals, Inc.	120,730	11,107,160
Allegheny Technologies, Inc.	60,200	4,295,872
Fluor Corporation	58,925	8,317,853
McDermott International, Inc.*	76,815	4,210,998
Monsanto Co.	199,914	22,290,411
Praxair, Inc.	123,116	10,370,061
Precision Castparts Corporation	120,386	12,289,003
St. Joe Co.Δ	131,321	5,637,610

		78,518,968

Other — 3.4%
3M Co.Δ	63,200	5,002,280
Berkshire Hathaway, Inc.*	87	11,605,800
General Electric Co.	566,350	20,960,613
Honeywell International, Inc.Δ	68,906	3,887,677
Textron, Inc.	148,881	8,250,985

		49,707,355

Other Energy — 10.5%
Cameron International
Corporation*	59,630	2,482,993
FMC Technologies, Inc.Δ*	198,946	11,318,038
National Oilwell Varco, Inc.*	367,900	21,478,002
Petroleo Brasileiro SA ADRΔ	56,652	5,784,736
Schlumberger, Ltd.	768,534	66,862,458
Sunoco, Inc.Δ	81,450	4,273,681
Transocean, Inc.*	152,274	20,587,450
Weatherford International, Ltd.*	189,144	13,707,266
XTO Energy, Inc.Δ	157,375	9,735,218

		156,229,842

See Notes to Schedules of Investments.

	Shares	Value
Producer Durables — 2.1%
Boeing Co. (The)	62,800	$4,670,436
Deere & Co.	132,166	10,631,433
Lockheed Martin Corporation	150,736	14,968,085

		30,269,954

Technology — 14.2%
Adobe Systems, Inc.*	165,325	5,883,917
Apple, Inc.*	284,010	40,755,435
Broadcom Corporation Class A*	642,200	12,375,194
Cisco Systems, Inc.*	407,775	9,823,300
Corning, Inc.	273,006	6,563,064
EMC Corporation	1,065,800	15,283,572
General Dynamics Corporation	157,765	13,152,868
Hewlett-Packard Co.	241,990	11,049,263
Intel Corporation	434,500	9,202,710
Microsoft Corporation	506,000	14,360,280
NetApp, Inc.Δ*	125,325	2,512,766
Oracle Corporation*	253,875	4,965,795
QUALCOMM, Inc.	668,251	27,398,291
Research In Motion, Ltd.*	111,885	12,556,854
Salesforce.com, Inc.Δ*	443,010	25,636,989
Seagate Technology, Inc.+	5,600	—
Telecorp PCS, Inc. Escrow+	928	—

		211,520,298

Utilities — 3.8%
America Movil SA de CV ADR Series L*	503,480	32,066,641
AT&T, Inc.	535,148	20,496,169
Verizon Communications, Inc.	116,625	4,250,981

		56,813,791

Total Common Stocks
(Cost $1,229,333,693)		1,408,335,628

FOREIGN COMMON STOCK — 0.8%
China — 0.8%
Industrial & Commercial Bank of China Class HΔ
(Cost $9,789,775)	17,371,000	12,097,527

MONEY MARKET FUNDS — 16.2%
GuideStone Money Market Fund (GS4 Class)¥	55,313,804	55,313,804
Northern Institutional Liquid Assets Portfolio§	185,215,580	185,215,580

Total Money Market Funds
(Cost $240,529,384)		240,529,384

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
1.38%, 06/26/08‡‡	$625,000	$623,111
1.39%, 06/26/08‡‡	115,000	114,653
1.96%, 06/26/08‡‡	25,000	24,924
1.99%, 06/26/08‡‡	1,450,000	1,445,618
2.02%, 06/26/08‡‡	115,000	114,653
2.97%, 06/26/08‡‡	4,645,000	4,630,963
3.09%, 06/26/08‡‡	490,000	488,519
3.12%, 06/26/08‡‡	210,000	209,365
3.13%, 06/26/08‡‡	590,000	588,217
3.15%, 06/26/08‡‡	20,000	19,940
3.21%, 06/26/08‡‡	90,000	89,728

Total U.S. Treasury Obligations
(Cost $8,321,600)		8,349,691

TOTAL INVESTMENTS — 112.3%
(Cost $1,487,974,452)		1,669,312,230

Liabilities in Excess of Other Assets — (12.3)%		(183,179,692)

NET ASSETS — 100.0%		$1,486,132,538

PORTFOLIO SUMMARY (based on net assets)

%
Healthcare	21.1
Money Market Funds	16.2
Consumer Discretionary	15.7
Technology	14.2
Financial Services	11.1
Other Energy	10.5
Materials & Processing	5.3
Utilities	3.8
Futures Contracts	3.7
Consumer Staples	3.5
Other	3.4
Auto & Transportation	3.1
Producer Durables	2.1
Integrated Oils	1.0
Foreign Common Stock	0.8
U.S. Treasury Obligations	0.5

116.0

See Notes to Schedules of Investments.

Growth Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,660,962,539	$819,070
Level 2 — Other Significant Observable Inputs	8,349,691	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,669,312,230	$819,070

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — 85.2%
Auto & Transportation — 2.9%
AAR CorporationΔ*	20,050	$546,764
Autoliv, Inc.	25,000	1,255,000
Celadon Group, Inc.Δ*	42,900	415,272
DryShips, Inc.Δ	15,000	898,650
HUB Group, Inc.*	52,700	1,733,303
JB Hunt Transport Services, Inc.Δ	38,100	1,197,483
Knight Transportation, Inc.Δ	53,000	872,380
Lear CorporationΔ*	19,900	515,609
Overseas Shipholding Group, Inc.Δ	24,600	1,722,984
Republic Airways Holdings, Inc.Δ*	5,500	119,130
Saia, Inc.Δ*	25,500	404,430
Seaspan CorporationΔ	31,900	908,831
Skywest, Inc.Δ	46,200	975,744
TRW Automotive Holdings CorporationΔ*	42,100	983,877
UTI Worldwide, Inc.	54,600	1,096,368
Vitran Corporation, Inc.*	20,100	286,827

		13,932,652

Consumer Discretionary — 11.6%
Advisory Board Co. (The)Δ*	43,900	2,411,866
Aeropostale, Inc.Δ*	29,100	788,901
American Public Education, Inc.Δ*	33,900	1,029,543
AMN Healthcare Services, Inc.*	91,800	1,415,556
AnnTaylor Stores CorporationΔ*	40,900	988,962
Arbitron, Inc.Δ	15,600	673,296
Blyth, Inc.	47,900	944,588
Bowne & Co., Inc.	62,800	957,700
Capella Education Co.Δ*	31,050	1,695,330
Central Garden and Pet Co. Class AΔ*	38,400	170,496
Citi Trends, Inc.Δ*	26,500	488,925
CKE Restaurants, Inc.Δ	45,400	509,388
Computer Learning Centers*	24,439	3
Corinthian Colleges, Inc.Δ*	67,700	489,471
Corporate Executive Board Co.	23,700	959,376
CoStar Group, Inc.Δ*	25,600	1,100,800
CROCS, Inc.Δ*	18,960	331,231
Ctrip.com International, Ltd. ADRΔ	19,800	1,049,796
Dolan Media Co.Δ*	39,100	786,301
Dress Barn, Inc.Δ*	48,300	625,002
EarthLink, Inc.Δ*	158,100	1,193,655
Entravision Communications Corporation Class AΔ*	158,458	1,055,330
EZCORP, Inc. Class A*	82,200	1,011,882
FGX International Holdings, Ltd.Δ*	35,400	423,384
FirstService CorporationΔ*	19,000	411,730
Gaiam, Inc.Δ*	47,200	817,504
Gaylord Entertainment Co.Δ*	31,500	954,135
Gymboree Corporation*	16,300	650,044
Hasbro, Inc.Δ	69,800	1,947,420
Helen of Troy, Ltd.Δ*	37,583	630,267
Hewitt Associates, Inc. Class A*	40,200	1,598,754
Hibbett Sports, Inc.Δ*	26,800	413,792
Home Inns & Hotels Management, Inc. ADRΔ*	30,600	602,514
Iconix Brand Group, Inc.Δ*	85,294	1,479,851
Jack in the Box, Inc.*	36,400	978,068
Kforce, Inc.*	72,100	637,364
Knot, Inc.Δ*	35,800	420,650
Korn/Ferry InternationalΔ*	24,700	417,430
Life Time Fitness, Inc.Δ*	20,100	627,321
Marvel Entertainment, Inc.Δ*	36,200	969,798
Monro Muffler Brake, Inc.Δ	29,900	505,310
MPS Group, Inc.*	18,300	216,306
MWI Veterinary Supply, Inc.Δ*	15,200	535,952
Netflix, Inc.Δ*	36,700	1,271,655
On Assignment, Inc.*	125,800	798,830
Orient-Express Hotels, Ltd. Class AΔ	15,200	656,032
PetMed Express, Inc.Δ*	38,200	423,638
Pool CorporationΔ	34,625	654,066
PriceSmart, Inc.Δ	35,600	986,476
RC2 Corporation*	22,800	478,116
Resources Connection, Inc.Δ*	63,300	1,131,171
Rush Enterprises, Inc. Class AΔ*	67,022	1,061,621
Scholastic CorporationΔ*	39,900	1,207,773
Select Comfort CorporationΔ*	183,785	661,626
Skechers USA, Inc. Class A*	25,400	513,334
Sohu.com, Inc.Δ*	9,700	437,761
Strayer Education, Inc.	5,700	869,250
TeleTech Holdings, Inc.Δ*	82,300	1,848,458
Texas Roadhouse, Inc. Class AΔ*	57,300	561,540
THQ, Inc.Δ*	27,000	588,600
TrueBlue, Inc.Δ*	59,300	796,992
United Online, Inc.Δ	48,900	516,384
Universal Electronics, Inc.Δ*	55,382	1,340,798
USANA Health Sciences, Inc.Δ*	47,800	1,053,034
VistaPrint, Ltd.Δ*	11,100	387,945
Volcom, Inc.Δ*	33,477	676,570
WESCO International, Inc.*	34,400	1,255,256
Westwood One, Inc.Δ*	89,400	187,740

		56,279,658

Consumer Staples — 1.9%
Casey’s General Stores, Inc.	32,700	739,020
Fresh Del Monte Produce, Inc.Δ*	25,900	942,760
Green Mountain Coffee Roasters, Inc.Δ*	6,900	218,385
Herbalife, Ltd.	51,700	2,455,750
J & J Snack Foods Corporation	59,252	1,627,652
Longs Drug Stores Corporation	20,000	849,200
Nash Finch Co.Δ	26,200	890,276
Smart Balance, Inc.Δ*	108,242	855,112
United Natural Foods, Inc.Δ*	30,500	570,655

		9,148,810

Financial Services — 18.0%
Advance America Cash Advance Centers, Inc.Δ	60,400	456,020

See Notes to Schedules of Investments.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
American Financial Group, Inc.	22,200	$567,432
American Physicians Capital, Inc.Δ	11,700	542,412
Anchor BanCorp Wisconsin, Inc.Δ	100	1,897
Argo Group International Holdings, Ltd.Δ*	32,952	1,170,455
Assured Guaranty, Ltd.	48,700	1,156,138
AXIS Capital Holdings, Ltd.	51,800	1,760,164
Banco Latinoamericano de Exportaciones SAΔ	62,000	954,800
Bank of Florida CorporationΔ*	41,600	421,824
Cash America International, Inc.	19,550	711,620
Central Pacific Financial CorporationΔ	62,100	1,170,585
Chemical Financial CorporationΔ	27,600	657,984
Cohen & Steers, Inc.Δ	12,700	336,423
Colonial BancGroup, Inc.Δ	75,900	730,917
Corus Bankshares, Inc.Δ	122,500	1,191,925
Credicorp, Ltd.	18,600	1,334,364
CVB Financial CorporationΔ	25,100	261,291
Cybersource CorporationΔ*	111,962	1,635,768
Duff & Phelps CorporationΔ*	30,700	552,293
DuPont Fabros Technology, Inc. REITΔ	45,500	750,295
eHealth, Inc.Δ*	17,400	384,018
Endurance Specialty Holdings, Ltd.Δ	43,300	1,584,780
Evercore Partners, Inc. Class AΔ	33,700	598,175
Everest Re Group, Ltd.	13,500	1,208,655
ExlService Holdings, Inc.Δ*	47,800	1,097,488
Fair Isaac & Co., Inc.Δ	33,300	716,616
Fairfax Financial Holdings, Ltd.Δ	1,900	545,490
Federated Investors, Inc. Class BΔ	30,700	1,202,212
First Niagara Financial Group, Inc.Δ	102,400	1,391,616
First Potomac Realty Trust REITΔ	68,300	1,049,771
FirstFed Financial CorporationΔ*	31,900	866,085
FPIC Insurance Group, Inc.Δ*	25,900	1,220,926
Franklin Bank CorporationΔ*	79,200	239,976
GATX CorporationΔ	36,000	1,406,520
GFI Group, Inc.Δ*	7,400	424,020
Global Payments, Inc.	118,700	4,909,432
Greenhill & Co., Inc.Δ	17,000	1,182,520
Hanmi Financial CorporationΔ	14,900	110,111
Hanover Insurance Group, Inc.	35,500	1,460,470
HCC Insurance Holdings, Inc.	112,135	2,544,343
Hilb, Rogal & Hobbs Co.	62,882	1,978,897
Huron Consulting Group, Inc.Δ*	17,900	743,745
Infinity Property & Casualty Corporation	29,400	1,223,040
Investment Technology Group, Inc.*	15,600	720,408
IPC Holdings, Ltd.Δ	44,100	1,234,800
Jack Henry & Associates, Inc.	58,800	1,450,596
Janus Capital Group, Inc.Δ	40,000	930,800
Jefferies Group, Inc.Δ	45,000	725,850
Jones Lang LaSalle, Inc.Δ	17,700	1,368,918
KBW, Inc.Δ*	19,400	427,770
Knight Capital Group, Inc. Class AΔ*	82,300	1,336,552
LandAmerica Financial Group, Inc.Δ	35,500	1,401,185
Markel CorporationΔ*	2,335	1,027,330
Montpelier Re Holdings, Ltd.Δ	83,800	1,344,990
Ocwen Financial CorporationΔ*	53,200	236,208
optionsXpress Holdings, Inc.Δ	175,700	3,638,747
PartnerRe, Ltd.Δ	18,700	1,426,810
Platinum Underwriters Holdings, Ltd.	40,300	1,308,138
Portfolio Recovery Associates, Inc.Δ*	26,900	1,153,741
Primus Guaranty, Ltd.Δ*	45,400	162,532
PrivateBancorp, Inc.Δ	56,561	1,779,975
Reinsurance Group of America, Inc.Δ	27,800	1,513,432
RenaissanceRe Holdings, Ltd.	27,300	1,417,143
RLI CorporationΔ	21,300	1,055,841
Ryder System, Inc.	20,800	1,266,928
Safeco Corporation	25,400	1,114,552
Safety Insurance Group, Inc.Δ	22,500	767,925
Selective Insurance GroupΔ	60,800	1,451,904
Smithtown Bancorp, Inc.Δ	14,700	307,377
Stancorp Financial Group, Inc.	18,200	868,322
SVB Financial GroupΔ*	28,200	1,230,648
TNS, Inc.*	67,600	1,395,264
Tower Group, Inc.Δ	56,800	1,429,656
W.R. Berkley Corporation	38,600	1,068,834
Webster Financial Corporation	51,900	1,446,453
Willis Group Holdings, Ltd.	38,700	1,300,707
Wintrust Financial CorporationΔ	30,278	1,058,216
World Acceptance CorporationΔ*	24,900	793,065
Wright Express Corporation*	46,000	1,413,580

		87,028,710

Healthcare — 11.3%
Amedisys, Inc.Δ*	48,033	1,889,631
American Dental Partners, Inc.Δ*	41,200	398,404
Arthrocare CorporationΔ*	20,000	667,000
AtriCure, Inc.Δ*	56,900	724,906
BioMarin Pharmaceuticals, Inc.Δ*	48,700	1,722,519
Bio-Rad Laboratories, Inc. Class AΔ*	22,300	1,983,585
Celgene Corporation*	1	46
Cepheid, Inc.Δ*	27,100	660,969

See Notes to Schedules of Investments.

	Shares	Value
Chattem, Inc.Δ*	23,800	$1,578,892
CONMED CorporationΔ*	20,800	533,312
Cooper Cos., Inc.Δ	47,300	1,628,539
Cubist Pharmaceuticals, Inc.Δ*	27,900	513,918
Emergency Medical Services LP Class AΔ*	21,200	523,428
Endo Pharmaceuticals Holdings, Inc.*	41,500	993,510
ev3 Inc.Δ*	90,560	737,158
Five Star Quality Care, Inc.+	2,086	—
Haemonetics CorporationΔ*	35,200	2,097,216
Health Net, Inc.*	22,600	696,080
HealthExtras, Inc.*	102,000	2,533,680
HMS Holdings CorporationΔ*	38,400	1,096,320
Icon PLC ADR*	41,310	2,680,606
Immucor, Inc.Δ*	62,000	1,323,080
Invacare CorporationΔ	45,100	1,004,828
IRIS International, Inc.Δ*	37,700	500,279
King Pharmaceuticals, Inc.*	144,700	1,258,890
LCA-Vision, Inc.Δ	80,010	1,000,125
Lifecell Corporation*	19,950	838,498
Lincare Holdings, Inc.Δ*	35,100	986,661
Luminex CorporationΔ*	18,200	357,630
Magellan Health Services, Inc.Δ*	51,700	2,051,973
Martek Biosciences CorporationΔ*	55,500	1,696,635
Masimo CorporationΔ*	9,900	257,400
Mentor CorporationΔ	70,000	1,800,400
Meridian Bioscience, Inc.Δ	32,250	1,078,118
Nighthawk Radiology Holdings, Inc.*	19,800	185,328
Omnicell, Inc.*	41,150	827,115
Owens & Minor, Inc.	33,300	1,310,022
Parexel International Corporation*	11,100	289,710
Pediatrix Medical Group, Inc.*	12,400	835,760
PharmaNet Development Group, Inc.*	12,500	315,375
Phase Forward, Inc.Δ*	35,700	609,756
Psychiatric Solutions, Inc.Δ*	90,100	3,056,192
Qiagen NVΔ*	50,902	1,058,762
SonoSite, Inc.Δ*	16,700	474,781
Stereotaxis, Inc.Δ*	54,500	322,640
Stericycle, Inc.Δ*	18,500	952,750
Symmetry Medical, Inc.Δ*	80,200	1,331,320
Techne CorporationΔ*	23,400	1,576,224
VCA Antech, Inc.*	87,000	2,379,450
Virtual Radiologic CorporationΔ*	12,000	183,360
Vital Images, Inc.Δ*	42,200	625,404
Volcano CorporationΔ*	54,000	675,000

		54,823,185

Integrated Oils — 0.0%
Petrocorp, Inc. Escrow Shares+	500	—

Materials & Processing — 9.7%
Acuity Brands, Inc.Δ	32,000	1,374,400
Albemarle Corporation	35,200	1,285,504
Andersons, Inc. (The)Δ	15,900	709,299
Barnes Group, Inc.Δ	30,975	710,876
Beacon Roofing Supply, Inc.Δ*	145,367	1,453,670
Carpenter Technology Corporation	37,600	2,104,472
CF Industries Holdings, Inc.	13,000	1,347,060
Chemtura Corporation	200,000	1,468,000
Clarcor, Inc.Δ	45,800	1,628,190
Cleveland-Cliffs, Inc.Δ	8,700	1,042,434
Commercial Metals Co.	18,272	547,612
Cytec Industries, Inc.	17,500	942,375
Dynamic Materials CorporationΔ	19,150	827,280
Eastman Chemical Co.	18,300	1,142,835
Encore Wire CorporationΔ	40,400	735,684
Ennis, Inc.Δ	66,300	1,112,514
Gibraltar Industries, Inc.Δ	52,900	620,517
Greif, Inc. Class A	20,600	1,399,358
Haynes International, Inc.Δ*	23,000	1,262,240
Hercules, Inc.	62,000	1,133,980
Hexcel CorporationΔ*	41,872	800,174
Innerworkings, Inc.Δ*	14,700	206,241
Innospec, Inc.Δ	52,000	1,102,400
Insteel Industries, Inc.Δ	34,000	395,420
Interface, Inc.Δ	41,300	580,265
Lennox International, Inc.	38,300	1,377,651
Lubrizol Corporation	10,000	555,100
Methanex Corporation	49,300	1,290,181
Mobile Mini, Inc.Δ*	70,300	1,335,700
Mueller Industries, Inc.	47,900	1,381,915
NewMarket CorporationΔ	13,700	1,033,665
NuCO2, Inc.Δ*	26,500	735,905
OM Group, Inc.*	7,800	425,412
RBC Bearings, Inc.Δ*	43,700	1,622,581
Reliance Steel & Aluminum Co.	45,100	2,699,686
RTI International Metals, Inc.Δ*	14,700	664,587
Schnitzer Steel Industries, Inc. Class A	13,300	944,566
Schulman A, Inc.Δ	62,200	1,276,966
Superior Essex, Inc.Δ*	51,800	1,456,616
Timken Co.	21,500	638,980
Watsco, Inc.Δ	69,500	2,878,690
Westlake Chemical CorporationΔ	29,400	383,670

		46,634,671

Other — 0.9%
Foster Wheeler, Ltd.*	13,500	764,370
GenCorp, Inc.Δ*	58,100	597,849
Lancaster Colony CorporationΔ	27,100	1,082,916
Ritchie Bros. Auctioneers, Inc.Δ	21,100	1,732,732

		4,177,867

Other Energy — 7.1%
Approach Resources, Inc.Δ*	38,800	608,384
Arena Resources, Inc.*	63,500	2,458,085
Berry Petroleum Co.Δ	32,400	1,506,276
Bill Barrett CorporationΔ*	11,800	557,550
Bolt Technology CorporationΔ*	27,100	499,453
Cal Dive International, Inc.Δ*	63,900	663,282
CARBO Ceramics, Inc.Δ	21,400	858,140

See Notes to Schedules of Investments.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cimarex Energy Co.Δ	41,900	$2,293,606
Comstock Resources, Inc.*	43,100	1,736,930
Concho Resources, Inc.*	92,100	2,361,444
Core Laboratories NVΔ*	7,500	894,750
CVR Energy, Inc.Δ*	32,500	748,475
Energy Partners, Ltd.Δ*	57,700	546,419
EXCO Resources, Inc.Δ*	147,500	2,728,750
Exterran Holdings, Inc.Δ*	23,400	1,510,236
Frontier Oil Corporation	47,900	1,305,754
Hercules Offshore, Inc.Δ*	34,839	875,156
Holly Corporation	22,500	976,725
NATCO Group, Inc. Class AΔ*	29,700	1,388,475
Parallel Petroleum CorporationΔ*	118,900	2,326,873
Patterson-UTI Energy, Inc.	73,000	1,911,140
Quicksilver Resources, Inc.Δ*	35,500	1,296,815
SEACOR Holdings, Inc.Δ*	15,100	1,288,936
Swift Energy Co.Δ*	13,800	620,862
T-3 Energy Services, Inc.*	20,900	889,504
Unit Corporation*	14,800	838,420
W-H Energy Services, Inc.*	12,200	839,970

		34,530,410

Producer Durables — 5.7%
Actuant Corporation Class AΔ	61,168	1,847,885
Altra Holdings, Inc.Δ*	33,700	453,265
Bucyrus International, Inc. Class A	11,600	1,179,140
Chart Industries, Inc.*	9,100	307,944
Cognex Corporation	51,100	1,115,513
Curtiss-Wright CorporationΔ	38,200	1,584,536
Cymer, Inc.Δ*	16,600	432,264
Dionex CorporationΔ*	11,200	862,288
EnPro Industries, Inc.Δ*	23,400	729,846
Faro Technologies, Inc.Δ*	45,700	1,424,926
Flow International CorporationΔ*	70,700	656,803
Gardner Denver, Inc.*	61,200	2,270,520
Graco, Inc.Δ	55,400	2,008,804
Headwaters, Inc.Δ*	158,300	2,087,977
Heico CorporationΔ	20,900	1,018,875
Heico Corporation Class A	9,600	376,608
IDEX Corporation	17,400	534,006
KHD Humboldt Wedag International, Ltd.*	26,900	655,284
Ladish Co., Inc.*	10,900	392,400
Littelfuse, Inc.*	46,600	1,629,602
Mattson Technology, Inc.Δ*	63,900	389,151
Measurement Specialties, Inc.Δ*	73,200	1,278,804
MedAssets, Inc.*	35,500	526,110
Middleby CorporationΔ*	7,000	436,730
Moog, Inc. Class A*	6,400	270,144
Orbital Sciences CorporationΔ*	50,000	1,205,000
Team, Inc.*	20,100	548,730
Tennant Co.Δ	26,400	1,050,984
Varian Semiconductor Equipment Associates, Inc.*	9,725	273,759

		27,547,898

Technology — 11.7%
Advanced Analogic Technologies, Inc.Δ*	99,100	556,942
Alvarion, Ltd.Δ*	92,800	672,800
American Reprographics Co.Δ*	115,200	1,709,568
Applied Micro Circuits CorporationΔ*	62,300	447,314
Atheros Communications, Inc.Δ*	17,170	357,823
AuthenTec, Inc.Δ*	27,600	274,344
BladeLogic, Inc.Δ*	22,200	622,710
Check Point Software Technologies, Ltd.*	29,300	656,320
Cogent Communications Group, Inc.Δ*	30,800	563,948
CommVault Systems, Inc.*	35,600	441,440
Compuware Corporation*	170,000	1,247,800
Comtech Group, Inc.Δ*	42,400	457,496
Constant Contact, Inc.Δ*	13,300	192,584
CPI International, Inc.Δ*	57,700	572,384
CSG Systems International, Inc.Δ*	34,100	387,717
DealerTrack Holdings, Inc.Δ*	98,400	1,989,648
Dice Holdings, Inc.Δ*	57,600	513,216
DRS Technologies, Inc.Δ	12,500	728,500
Epicor Software CorporationΔ*	128,400	1,438,080
Equinix, Inc.Δ*	21,550	1,432,859
FormFactor, Inc.Δ*	17,300	330,430
Foundry Networks, Inc.Δ*	58,800	680,904
Informatica Corporation*	51,700	882,002
Information Services Group, Inc.Δ*	87,700	452,532
Ingram Micro, Inc. Class A*	41,700	660,111
j2 Global Communications, Inc.Δ*	49,500	1,104,840
Kenexa CorporationΔ*	21,800	402,864
Lawson Software, Inc.Δ*	60,300	454,059
Mellanox Technologies, Ltd.Δ*	25,400	353,822
MercadoLibre, Inc.Δ*	15,400	612,304
Methode Electronics, Inc.	62,500	730,625
Micros Systems, Inc.*	40,100	1,349,766
MicroStrategy, Inc. Class AΔ*	16,300	1,206,037
Monolithic Power Systems, Inc.Δ*	33,000	581,790
Monotype Imaging Holdings, Inc.Δ*	34,000	513,740
Netezza CorporationΔ*	69,400	657,218
Netlogic Microsystems, Inc.Δ*	11,000	265,540
Novatel Wireless, Inc.Δ*	22,700	219,736
Nuance Communications, Inc.Δ*	37,700	656,357
Omniture, Inc.Δ*	21,770	505,282
PerkinElmer, Inc.	95,200	2,308,600
Power Intergrations, Inc.Δ*	77,800	2,276,428
PROS Holdings, Inc.Δ*	49,200	617,460
QLogic Corporation*	92,600	1,421,410
Radisys CorporationΔ*	57,577	580,952
Scansource, Inc.Δ*	73,200	2,649,108
Shanda Interactive Entertainment, Ltd. ADRΔ*	31,200	907,920

See Notes to Schedules of Investments.

	Shares	Value
SI International, Inc.Δ*	38,200	$733,058
Silicon Motion Technology Corporation ADRΔ*	25,400	358,648
SkillSoft PLC ADRΔ*	93,300	976,851
Solera Holdings, Inc.Δ*	152,600	3,717,336
SRA International, Inc. Class AΔ*	26,800	651,508
Stanley, Inc.Δ*	27,500	810,150
Stratasys, Inc.Δ*	36,192	644,218
Sybase, Inc.*	25,300	665,390
SYKES Enterprises, Inc.*	69,600	1,224,264
Synaptics, Inc.Δ*	25,700	613,716
Ultimate Software Group, Inc.Δ*	76,901	2,311,644
VeriFone Holdings, Inc.Δ*	31,000	491,970
Viasat, Inc.*	45,800	994,776
Vishay Intertechnology, Inc.Δ*	54,200	491,052
Vocus, Inc.*	24,800	654,720
Voltaire, Ltd.Δ*	73,600	367,264
Websense, Inc.*	88,202	1,653,787
Zebra Technologies CorporationΔ*	18,700	623,084

		56,628,766

Utilities — 4.4%
Alliant Energy Corporation	49,800	1,743,498
CenturyTel, Inc.	14,800	491,952
El Paso Electric Co.*	60,500	1,292,885
Energen Corporation	15,100	940,730
General Communication, Inc. Class AΔ*	79,600	488,744
Laclede Group, Inc.Δ	20,800	741,104
MDU Resources Group, Inc.	31,650	777,007
Neutral Tandem, Inc.Δ*	14,000	252,140
NiSource, Inc.	76,400	1,317,136
NTELOS Holdings CorporationΔ	50,200	1,214,840
Oneok, Inc.	33,400	1,490,642
Orbcomm, Inc.Δ*	63,400	314,464
PAETEC Holding Corporation*	64,200	427,572
Pepco Holdings, Inc.	39,600	978,912
Pinnacle West Capital Corporation	42,600	1,494,408
Premiere Global Services, Inc.Δ*	92,900	1,332,186
SCANA Corporation	43,800	1,602,204
Sierra Pacific Resources	117,000	1,477,710
UGI Corporation	25,400	632,968
USA Mobility, Inc.Δ*	37,300	266,322
Wisconsin Energy CorporationΔ	41,400	1,821,186

		21,098,610

Total Common Stocks
(Cost $429,992,376)		411,831,237

FOREIGN COMMON STOCKS — 1.4%
Austria — 0.0%
SWA REIT and Investments, Ltd.*	21,000	13,593

Bermuda — 0.2%
Lazard, Ltd. Class A	22,700	867,140

Canada — 0.3%
Celestica, Inc.Δ*	164,100	1,102,752
North American Energy Partners, Inc.*	19,000	291,460

		1,394,212

Cayman Islands — 0.0%
Consolidated Water Co., Inc.	6,100	134,383

Israel — 0.1%
RRSat Global Communications Network, Ltd.Δ*	33,000	500,940

Marshall Islands — 0.1%
Aegean Marine Petroleum Network, Inc.Δ	18,350	627,754

Netherlands — 0.2%
AerCap Holdings NV*	50,600	889,548

Panama — 0.1%
Willbros Group, Inc.Δ*	19,800	605,880

Puerto Rico — 0.3%
Oriental Financial GroupΔ	62,700	1,235,817

Singapore — 0.1%
Verigy, Ltd.*	27,600	519,984

Total Foreign Common Stocks
(Cost $7,217,396)		6,789,251

PREFERRED STOCKS — 0.0%
Fannie MaeΔ	3,750	94,390
Freddie MacΔ	5,125	125,050

Total Preferred Stocks
(Cost $227,515)		219,440

MONEY MARKET FUNDS — 46.8%
GuideStone Money Market Fund (GS4 Class)¥	22,926,701	22,926,701
Northern Institutional Liquid Assets Portfolio§	203,371,146	203,371,146

Total Money Market Funds
(Cost $226,297,847)		226,297,847

	Par
AGENCY OBLIGATIONS — 0.6%
Federal National Mortgage Association
4.48%, 04/07/08‡‡	$40,000	39,982
1.25%, 12/15/08	3,102,000	3,058,538

Total Agency Obligations
(Cost $3,114,181)		3,098,520

ASSET-BACKED SECURITIES — 0.6%
Bear Stearns Asset-Backed Securities Trust
3.05%, 10/27/32†	35,776	33,496
3.05%, 12/25/33†	362,288	271,326
Drive Auto Receivables Trust
5.33%,
04/15/14 STEP 144A	400,000	378,435
EMC Mortgage Loan Trust
3.25%,
02/25/41 STEP 144A	104,875	90,144
Lehman XS Trust
2.90%, 11/25/35†	340,353	267,722
2.90%, 12/25/35†	170,259	116,108
3.26%, 06/25/37†	316,585	264,226
2.86%, 02/25/46†	339,220	257,241
2.67%, 08/25/46†	286,334	264,908

See Notes to Schedules of Investments.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MASTR Specialized Loan Trust
2.95%, 05/25/37 144A†	$343,983	$223,465
Option One Mortgage Loan Trust
3.40%, 11/25/32†	33,906	30,843
Renaissance Home Equity Loan Trust
3.03%, 06/25/33†	20,444	18,467
Securitized Asset-Backed Receivables LLC Trust
2.83%, 02/25/37†	356,937	284,686
Wachovia Asset Securitization, Inc.
2.97%, 09/27/32†	99,535	90,896
3.03%, 12/25/32†	50,126	46,039
2.89%, 03/25/33†	58,833	49,999
Washington Mutual Master Note Trust
2.85%, 09/15/13 144A†	200,000	190,506

Total Asset-Backed Securities
(Cost $3,516,669)		2,878,507

CORPORATE BONDS — 1.3%
AES Corporation
7.75%, 10/15/15	30,000	30,375
8.00%, 10/15/17	140,000	142,450
American International Group, Inc.
5.85%, 01/16/18	10,000	9,831
Anadarko Petroleum Corporation
6.45%, 09/15/36	230,000	234,990
Apache Corporation
5.63%, 01/15/17Δ	110,000	114,949
AT&T, Inc.
5.50%, 02/01/18	90,000	88,288
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	7,318
Bank of America Corporation
5.38%, 08/15/11	20,000	20,877
8.00%, 12/29/49†	60,000	60,173
Bear Stearns Co., Inc.
7.25%, 02/01/18	110,000	113,872
Cardinal Health, Inc.
5.85%, 12/15/17	60,000	60,192
Citigroup, Inc.
6.88%, 03/05/38Δ	130,000	130,319
Comcast Corporation
6.50%, 01/15/17	360,000	368,287
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	30,263
ConocoPhillips Holding Co.
6.95%, 04/15/29	180,000	205,559
Countrywide Financial Corporation
5.13%, 05/05/08†Δ	10,000	9,935
CVS Pass-Through Trust
6.94%, 01/10/30 144A	90,000	95,436
Devon Financing Corporation
6.88%, 09/30/11	150,000	163,850
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	125,787
Duke Energy Corporation
5.63%, 11/30/12Δ	130,000	138,361
Dynegy Holdings, Inc.
7.75%, 06/01/19	20,000	18,800
Embarq Corporation
6.74%, 06/01/13	150,000	145,205
Energy Future Holdings Corporation
6.50%, 11/15/24Δ	20,000	14,302
6.55%, 11/15/34	10,000	7,110
FirstEnergy Corporation
7.38%, 11/15/31	10,000	10,910
Ford Motor Credit Co.
7.38%, 10/28/09	550,000	501,300
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	5,000	5,319
General Electric Capital Corporation
6.38%, 11/15/47†	10,000	9,802
GMAC LLC
6.63%, 05/15/12	550,000	416,413
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	6,667
Goldman Sachs Group LP
4.50%, 06/15/10	100,000	100,810
HCA, Inc.
9.63%, 11/15/16 PIKΔ	50,000	52,000
Hertz Corporation
8.88%, 01/01/14Δ	10,000	9,525
10.50%, 01/01/16Δ	5,000	4,706
HSBC Finance Corporation
4.63%, 09/15/10Δ	290,000	286,317
Idearc, Inc.
8.00%, 11/15/16Δ	30,000	19,575
JPMorgan Chase & Co.
6.13%, 06/27/17	250,000	261,217
Kinder Morgan Energy Partners LP
6.00%, 02/01/17Δ	70,000	69,780
6.95%, 01/15/38Δ	30,000	29,532
Lehman Brothers Holdings Capital Trust V
5.86%, 11/29/49†	10,000	6,330
Lehman Brothers Holdings E-Capital Trust I
3.85%, 08/19/47†	50,000	30,139
Lehman Brothers Holdings, Inc.
5.63%, 01/24/13	150,000	146,006
6.50%, 07/19/17	10,000	9,513
6.75%, 12/28/17	120,000	115,559
MetLife, Inc.
6.40%, 12/15/36	120,000	95,629
Morgan Stanley
5.63%, 01/09/12	160,000	161,332
NRG Energy, Inc.
7.25%, 02/01/14	10,000	9,900
7.38%, 02/01/16Δ	30,000	29,475
Oncor Electric Delivery Co.
6.38%, 01/15/15Δ	50,000	50,048
Pacific Gas & Electric Co.
5.63%, 11/30/17Δ	30,000	30,876
6.05%, 03/01/34	80,000	78,680
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	90,000	93,251

See Notes to Schedules of Investments.

	Par	Value
Residential Capital LLC
6.46%, 04/17/09†Δ	$10,000	$5,750
6.46%, 05/22/09†	20,000	11,500
6.00%, 02/22/11	260,000	128,700
RH Donnelley Corporation
8.88%, 10/15/17 144AΔ	10,000	6,300
Sprint Capital Corporation
6.90%, 05/01/19	100,000	78,890
Steel Dynamics, Inc.
7.38%, 11/01/12 144A	25,000	25,375
SunTrust Capital VIII
6.10%, 12/15/36†	100,000	79,413
Terex Corporation
7.38%, 01/15/14	10,000	9,950
Time Warner, Inc.
5.88%, 11/15/16	100,000	95,253
6.50%, 11/15/36	100,000	92,026
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	88,347
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	109,943
Wachovia Corporation
5.63%, 10/15/16Δ	270,000	258,018
WellPoint, Inc.
5.88%, 06/15/17	10,000	9,804
Weyerhaeuser Co.
6.75%, 03/15/12	80,000	84,187
Williams Cos., Inc.
7.88%, 09/01/21	50,000	54,438
7.50%, 01/15/31	30,000	31,425
7.75%, 06/15/31	50,000	53,375
8.75%, 03/15/32	10,000	11,600
Windstream Corporation
8.63%, 08/01/16	20,000	19,750
Wyeth
5.95%, 04/01/37	60,000	58,823
XTO Energy, Inc.
7.50%, 04/15/12	110,000	121,939

Total Corporate Bonds
(Cost $6,728,719)		6,411,946

FOREIGN BONDS — 0.4%
Brazil — 0.0%
Petrobras International Finance Co.
6.13%, 10/06/16	80,000	80,176

Canada — 0.0%
OPTI Canada, Inc.
7.88%, 12/15/14	30,000	29,475
8.25%, 12/15/14	10,000	9,950

		39,425

Cayman Islands — 0.1%
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†	60,000	52,470
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A†Δ	100,000	66,373
Vale Overseas, Ltd.
6.88%, 11/21/36	140,000	137,300

		256,143

Iceland — 0.1%
Kaupthing Bank HF
7.63%, 02/28/15 144A@	310,000	291,803

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	94,755

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	54,592

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144A	100,000	92,820

Luxembourg — 0.1%
FMC Finance III SA
6.88%, 07/15/17	40,000	40,200
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	110,000	102,025
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	110,000	102,162
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	86,750
7.88%, 03/13/18 144A	100,000	92,875

		424,012

Mexico — 0.0%
America Movil Sab de CV
5.63%, 11/15/17	40,000	39,745
United Mexican States
6.75%, 09/27/34	100,000	111,800

		151,545

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	75,000	74,267
Intergas Finance BV
6.38%, 05/14/17 144A	110,000	96,250
Koninklijke KPN NV
8.00%, 10/01/10	110,000	118,180
TuranAlem Finance BV
8.25%, 01/22/37 144AΔ	210,000	165,228

		453,925

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	99,000	114,165

Total Foreign Bonds
(Cost $2,141,742)		2,053,361

MORTGAGE-BACKED SECURITIES — 7.1%
American Home Mortgage Investment Trust
2.95%, 04/25/44 STEP	42,562	42,445
2.89%, 11/25/45†	291,940	229,155
Bear Stearns Adjustable Rate Mortgage Trust
6.27%, 02/25/35†	145,932	122,594
5.08%, 08/25/35†	340,677	341,382
Bear Stearns Mortgage Funding Trust
2.81%, 12/25/36†	285,286	178,496

See Notes to Schedules of Investments.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bear Stearns Structured Products, Inc.
3.64%, 09/27/37 144A†	$784,021	$746,772
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	331,358	342,546
Countrywide Alternative Loan Trust
2.84%, 07/25/35†	259,015	204,504
2.86%, 07/25/35†	345,900	274,988
2.85%, 06/25/37†	394,062	299,391
2.79%, 09/25/46†	358,261	242,043
Credit Suisse Mortgage Capital Certificates
5.47%, 09/15/39	390,000	383,503
Federal Home Loan Bank
5.50%, 12/17/37	1,162,667	1,175,268
Federal Home Loan Mortgage Corporation
5.50%, 11/01/35	155,763	157,585
5.50%, 12/01/36	1,402,037	1,417,473
5.90%, 04/01/37†	9,184	9,328
5.90%, 05/01/37†	602,644	612,394
6.04%, 05/01/37†	82,093	84,366
6.00%, 09/01/37	6,078	6,238
6.22%, 09/01/37†	67,563	68,603
6.00%, 10/01/37	1,465	1,504
6.00%, 12/15/37	24,997	25,657
6.00%, 12/19/37	5,615	5,763
Federal National Mortgage Association
5.50%, 04/01/23 TBA	1,400,000	1,428,875
4.64%, 09/01/35†	192,344	193,304
5.00%, 02/01/36	690,569	684,499
5.50%, 11/01/36	288,284	291,368
5.50%, 01/01/37	355,605	359,409
5.85%, 09/01/37†	413,569	423,895
6.00%, 12/01/37	15,734	16,133
5.00%, 04/01/38 TBA	7,400,000	7,323,691
5.50%, 04/01/38 TBA	5,300,000	5,349,687
5.00%, 04/17/38 TBA	1,200,000	1,211,250
5.00%, 05/01/38 TBA	2,000,000	1,975,000
First Horizon Alternative Mortgage Securities
5.94%, 02/25/36†	198,576	203,663
General Electric Capital Commercial Mortgage Corporation
5.52%, 03/10/44†	300,000	296,709
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	100,000	97,831
Government National Mortgage Association
6.00%, 04/01/38 TBA	1,000,000	1,031,875
5.00%, 05/01/38 TBA	500,000	498,594
5.50%, 05/01/38 TBA	400,000	405,656
Greenpoint Mortgage Funding Trust
2.86%, 10/25/45†	101,744	74,347
Harborview Mortgage Loan Trust
5.26%, 06/19/35†	335,087	259,606
Impac CMB Trust
3.40%, 03/25/33†	28,123	27,091
Indymac INDA Mortgage Loan Trust
6.29%, 11/01/37†	208,301	198,500
MASTR Adjustable Rate Mortgages Trust
3.79%, 11/21/34†	200,000	190,485
5.59%, 12/25/46†	327,786	219,870
Merrill Lynch Mortgage Investors, Inc.
5.03%, 05/25/34†	62,529	56,518
4.49%, 02/25/35†	346,786	316,780
Morgan Stanley Capital I
5.69%, 04/15/49†	270,000	265,856
Residential Accredit Loans, Inc.
5.54%, 12/26/34†	340,483	341,952
3.00%, 10/25/45†	208,053	161,596
Structured Adjustable Rate Mortgage Loan Trust
7.37%, 11/25/34†	110,705	105,527
Structured Asset Mortgage Investments, Inc.
2.81%, 08/25/36†	312,516	229,552
2.78%, 09/25/37†	377,137	286,164
Terwin Mortgage Trust
2.68%, 10/25/37†	313,922	280,733
Thornburg Mortgage Securities Trust
2.83%, 12/25/35†	339,216	338,409
2.85%, 07/25/45†	238,656	237,836
Washington Mutual Mortgage Pass-Through Certificates
5.36%, 05/25/47†	358,008	265,538
5.50%, 05/25/47†	358,008	231,692
Washington Mutual, Inc.
5.65%, 11/25/36†	303,730	288,038
Wells Fargo Mortgage-Backed Securities Trust
3.00%, 05/25/33†	352,609	326,949
3.54%, 09/25/34†	400,000	397,284
5.24%, 04/25/36†	332,992	329,864

Total Mortgage-Backed Securities
(Cost $35,221,895)		34,193,624

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bills
2.04%, 06/26/08‡‡	10,000	9,970
2.08%, 06/26/08‡‡	260,000	259,214
2.08%, 06/26/08‡‡	1,555,000	1,550,301
2.15%, 06/26/08‡‡	10,000	9,970
2.97%, 06/26/08‡‡	1,420,000	1,415,708

		3,245,163

U.S. Treasury Bonds
4.75%, 02/15/37Δ	730,000	785,378
4.38%, 02/15/38Δ	1,230,000	1,244,991

		2,030,369

U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16Δ	90,000	105,978
2.63%, 07/15/17Δ	450,000	522,311
2.38%, 01/15/27Δ	295,000	337,088
1.75%, 01/15/28Δ	100,000	99,898

		1,065,275

See Notes to Schedules of Investments.

	Par	Value
U.S. Treasury Notes
3.25%, 12/31/09Δ	$1,550,000	$1,593,231
2.50%, 03/31/13Δ	1,480,000	1,483,354
4.75%, 08/15/17Δ	30,000	33,202
4.25%, 11/15/17Δ	990,000	1,056,593

		4,166,380

Total U.S. Treasury Obligations
(Cost $10,251,807)		10,507,187

TOTAL INVESTMENTS — 145.6%
(Cost $724,710,147)		704,280,920

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $121.00, Expires 05/23/08	(10)	(8,438)
90-Day Eurodollar Futures, Strike Price $97.25, Expires 09/15/08	(5)	(8,625)
Put Options — 0.0%
10-Year U.S. Treasury Futures, Strike Price $113.00, Expires 05/23/08	(8)	(1,125)

Total Written Options
(Premiums received $(19,229))		(18,188)

Liabilities in Excess of Other Assets — (45.6)%		(220,644,373)

NET ASSETS — 100.0%		$483,618,359

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	46.8
Financial Services	18.0
Futures Contracts	16.3
Technology	11.7
Consumer Discretionary	11.6
Healthcare	11.3
Materials & Processing	9.7
Mortgage-Backed Securities	7.1
Other Energy	7.1
Producer Durables	5.7
Utilities	4.4
Auto & Transportation	2.9
U.S. Treasury Obligations	2.2
Consumer Staples	1.9
Foreign Common Stocks	1.4
Corporate Bonds	1.3
Other	0.9
Agency Obligations	0.6
Asset-Backed Securities	0.6
Foreign Bonds	0.4
Integrated Oils	0.0	**
Preferred Stocks	0.0	**
Written Options	0.0	**
Forward Foreign Currency Contracts	(0.1)

	161.8

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Assets:
Level 1 — Quoted Prices	$645,137,775	$1,801,362
Level 2 — Other Significant Observable Inputs	59,143,145	(34,300)
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$704,280,920	$1,767,062

Liabilities:
Level 1 — Quoted Prices	$(18,188)	$—
Level 2 — Other Significant Observable Inputs
	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(18,188)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

International Equity Fund

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.0%
Argentina — 0.0%
Banco Macro SA ADR	16,400	$415,740

Australia — 4.2%
AGL Energy, Ltd.	1,250	12,612
Amcor, Ltd.	764,788	4,997,425
AMP, Ltd.	101,080	725,160
Ansell, Ltd.	12,819	136,249
ASX, Ltd.	2,837	96,968
Australand Property Group REITΔ	98,155	162,364
Australia and New Zealand Banking Group, Ltd.	2,144	44,185
AXA Asia Pacific Holdings, Ltd.	16,897	84,932
Babcock & Brown, Ltd.Δ	114,433	1,539,424
BHP Billiton, Ltd.	171,583	5,615,360
Billabong International, Ltd.Δ	106,860	1,269,573
BlueScope Steel, Ltd.	15,777	142,312
Boart Longyear Group	1,107	1,851
Caltex Australia, Ltd.	3,467	41,222
CFS Retail Property Trust REIT	2,438	4,835
Challenger Financial Services Group, Ltd.Δ	70,810	117,778
Coca-Cola Amatil, Ltd.	1,455,553	11,306,964
Commonwealth Bank of Australia	7,889	301,440
Computershare, Ltd.	59,226	473,609
Consolidated Media Holdings, Ltd.Δ	52,025	177,345
CSL, Ltd.	92,486	3,119,745
Dexus Property Group REIT	19,498	30,025
Fortescue Metals Group LtdΔ*	5,886	35,019
Futuris Corporation, Ltd.	30,471	52,771
Goodman Fielder, Ltd.Δ	50,731	83,454
Goodman Group REITΔ	8,072	31,795
GPT GroupΔ	13,315	39,548
Harvey Norman Holdings, Ltd.	30,563	109,212
Incitec Pivot, Ltd.	12,954	1,671,030
Leighton Holdings, Ltd.Δ	53,167	2,079,624
Macquarie Group, Ltd.Δ	53,529	2,583,965
Macquarie Infrastructure Group	10,311	26,197
Mineral Deposits, Ltd.Δ*	138,300	126,393
Mirvac Group REIT	4,874	17,907
National Australia Bank, Ltd.	366,670	10,103,267
Newcrest Mining, Ltd.	137,043	4,179,382
Orica, Ltd.	1,346	35,833
PaperlinX, Ltd.	41,962	105,460
QBE Insurance Group, Ltd.	8,959	181,848
Quantas Airways, Ltd.	257,788	925,879
Rio Tinto, Ltd.Δ	14,834	1,660,710
Santos, Ltd.	12,353	163,697
SP AusNet	119,328	131,955
Stockland	11,106	70,947
Telstra Corporation, Ltd.	2,958,123	11,889,235
Toll Holdings, Ltd.Δ	4,738	43,387
Wesfarmers, Ltd.Δ	124,588	4,553,434
Westfield Group REITΔ	11,941	194,250
Westpac Banking Corporation	3,377	73,298
Woodside Petroleum, Ltd.	3,116	155,201
Zinifex, Ltd.	1,671	15,241

		71,741,317

Austria — 0.4%
Erste Bank Der Oesterreichischen Sparkassen AGΔ	63,849	4,137,922
Raiffeisen International Bank Holding AGΔ	12,621	1,720,566
Schoeller-Bleckmann Oilfield Equipment AG	5,202	463,524
Verbund AGΔ	9,429	671,214

		6,993,226

Bahrain — 0.0%
Investcorp Bank BSC GDR	14,038	360,075

Belgium — 0.8%
Colruyt SAΔ	1,874	482,250
Dexia SA	96,493	2,749,718
FortisΔ	343,816	8,652,873
Mobistar SAΔ	20,000	1,812,412

		13,697,253

Bermuda — 0.3%
Aquarius Platinum, Ltd.*	110,430	1,633,865
Credicorp, Ltd.	13,300	954,142
Hiscox, Ltd.	66,853	317,435
Seadrill, Ltd.	55,100	1,476,951

		4,382,393

Brazil — 2.3%
Amil Participacoes SA*	80,851	514,678
Banco Bradesco SA	68,300	1,897,547
Banco do Brasil SA	294,300	3,877,709
Bolsa de Mercadorias e Futuros	18,700	168,489
BR Malls Participacoes SA*	22,600	200,923
Brasil Telecom Participacoes SA ADR*	8,500	556,410
Centrais Eletricas Brasileiras SA*	34,970	530,917
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	33,000	1,351,020
Companhia Vale do Rio Doce ADRΔ	254,262	8,083,505
Gafisa SA ADRΔ*	15,400	513,744
Global Village Telecom Holding SA*	32,000	601,448
Localiza Rent A Car SA	24,800	236,029
Lojas Renner SA	32,900	611,988
Marfrig Frigorificos e Comercio de Alimentos SA*	119,137	1,215,337
Petroleo Brasileiro SA ADRΔ	111,020	10,458,284
Tegma Gestao Logistica SA	22,812	226,859
Tele Norte Leste Participacoes SA ADRΔ	200,000	5,308,000
Terna Participacoes SA	35,600	588,768
Totvs SA	10,313	316,143
Triunfo Participacoes e Investimentos SA*	50,300	163,396
Unibanco ADRΔ*	12,123	1,414,027
Usinas Siderurgicas de Minas Gerais SA	13,500	786,288
Votorantim Celulose e Papel SA ADRΔ	10,500	299,355

		39,920,864

Canada — 1.5%
Eastern Platinum, Ltd.*	510,300	1,610,767
Encana Corporation	41,500	3,143,625
Falcon Oil & Gas, Ltd.*	335,000	155,025
First Quantum Minerals, Ltd.	33,526	2,718,792
Gildan Activewear, Inc.*	25,900	977,006
Inmet Mining Corporation	6,300	460,325

See Notes to Schedules of Investments.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Research In Motion, Ltd.Δ*	57,420	$6,444,247
Rogers Communications, Inc. Class B	136,423	4,906,948
Silver Wheaton Corporation*	122,000	1,894,660
Talisman Energy, Inc.Δ	140,200	2,487,254
Teck Cominco, Ltd. Class B	15,000	615,081

		25,413,730

Chile — 0.2%
Banco de Credito e Inversiones	23,100	835,051
Banco Santander Chile SA ADRΔ	6,500	339,690
Centros Comerciales Sudamericanos SA	82,738	355,883
Embotelladora Andina SA ADR Class A	20,000	385,000
Embotelladora Andina SA ADR Class B	36,200	760,200
Empresas CMPC SA	4,300	181,513
Enersis SA ADRΔ	36,300	641,784
Multiexport Foods SA*	121,516	41,981

		3,541,102

China — 1.4%
BYD Electronic International Co., Ltd.	686,500	874,152
China Communications Construction Co., Ltd. Class HΔ	695,000	1,535,981
China Construction Bank Class HΔ	801,000	597,972
China Life Insurance Co., Ltd. Class H	615,000	2,113,837
China Medical Technologies, Inc. ADRΔ	10,000	410,900
China Petroleum & Chemical Corporation Class H	2,815,000	2,408,935
China Shenhua Energy Co., Ltd. Class H	149,500	597,412
China Shipping Development Co., Ltd.Δ	156,000	490,090
China Yurun Food Group, Ltd.	1,380,000	1,743,031
Focus Media Holding, Ltd. ADRΔ*	37,600	1,321,640
Fosun International*	17,979	12,128
Golden Eagle Retail Group, Ltd.Δ	583,726	480,022
Great Wall Motor Co., Ltd.	516,500	498,405
Harbin Power Equipment	354,000	628,614
Hidili Industry International Development, Ltd.*	638,000	842,726
Industrial & Commercial Bank of China Class HΔ	7,641,000	5,321,352
New World Department Store China, Ltd.*	533,337	620,187
Parkson Retail Group, Ltd.Δ	94,675	798,016
PetroChina Co., Ltd. Class H	268,000	334,714
Simcere Pharmaceutical Group ADRΔ*	40,800	426,768
Sino-Ocean Land Holdings, Ltd.*	700,500	688,561
Tencent Holdings, Ltd.Δ	800	4,559
Xinao Gas Holdings, Ltd.	183,089	329,824

		23,079,826

Colombia — 0.1%
BanColombia SA	76,200	614,412
BanColombia SA ADRΔ	13,000	460,980

		1,075,392

Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	64,653	765,535

Czech Republic — 0.4%
CEZ AS	80,407	6,137,094

Denmark — 1.1%
East Asiatic Co., Ltd. A/S	7,750	677,637
FLSmidth & Co. A/SΔ	2,400	237,541
H Lundbeck A/SΔ	121,300	3,030,317
Novo-Nordisk A/S Class BΔ	138,542	9,473,906
Topdanmark A/SΔ*	5,750	967,788
Vestas Wind Systems A/SΔ	35,100	3,834,441

		18,221,630

Egypt — 0.6%
El Sewedy Cables Holding Co.*	40,185	1,062,921
National Societe General Bank	296	2,421
Orascom Construction Industries	53,294	4,019,071
Orascom Construction Industries GDR 144AΔ	14,313	2,158,778
Orascom Telecom Holding SAE GDRΔ	32,607	2,251,412
Talaat Moustafa Group	408,946	869,196

		10,363,799

Estonia — 0.1%
Tallink Group, Ltd.*	746,660	954,823

Finland — 1.0%
Fortum OYJΔ	16,574	675,352
Konecranes OYJ	619	23,845
Nokia OYJΔ	314,131	9,938,565
Outokumpu OYJΔ	33,123	1,506,565
Outotec OYJ	12,967	689,897
UPM-Kymmene OYJΔ	233,934	4,154,904

		16,989,128

France — 8.1%
Air France-KLM	16,400	461,906
Air Liquide SAΔ	18,908	2,882,723
AlstomΔ	15,520	3,364,655
AXA SAΔ	144,930	5,260,322
BNP Paribas SA	60,922	6,145,003
Bouygues SAΔ	255	16,200
Carrefour SAΔ	130,909	10,100,129
Casino Guichard Perrachon SAΔ	30,400	3,644,679
Christian Dior SA	22,346	2,473,404
Compagnie de Saint-GobainΔ	125,945	10,269,903
Compagnie Generale de
Geophysique - Veritas*	13,762	3,425,889
Credit Agricole SAΔ	21,308	659,347
France Telecom SAΔ	388,508	13,064,559
Gaz de France SA	2,013	121,528
Groupe DanoneΔ	20,811	1,860,935
Lafarge SAΔ	14,972	2,603,867
L’Oreal SAΔ	46,961	5,963,819
Rallye SA	9,603	607,796
Renault SAΔ	79,730	8,823,784
Sanofi-Aventis	41,069	3,081,099
Schneider Electric SAΔ	22,162	2,867,649
See Notes to Schedules of Investments.

	Shares	Value
Societe BIC SA	22,800	$1,405,990
Societe GeneraleΔ*	10,428	1,003,436
Societe Generale Class AΔ	60,472	5,921,083
Societe Television Francaise 1Δ	58,150	1,278,839
Suez SA	62,438	4,097,737
Technip SAΔ	11,230	874,593
ThomsonΔ	20,077	139,466
Total SAΔ	373,304	27,723,307
Total SA ADR	17,900	1,324,779
UBISOFT Entertainment*	20,203	1,740,544
Unibail-Rodamco REITΔ	67	17,243
Valeo SA	71,400	2,831,607
Veolia Environnement SAΔ	20,538	1,431,866
Vivendi SAΔ	28,825	1,126,314

		138,616,000

Germany — 7.2%
Adidas-Salomon AG	20,898	1,389,329
Allianz AG	41,455	8,212,334
BASF AG	82,039	11,049,318
Bauer AG	13,846	910,446
Bayer AGΔ	104,803	8,398,668
Bayerische Motoren Werke AGΔ	69,951	3,864,141
Commerzbank AG	121,600	3,801,140
Continental AG	52,027	5,305,290
Daimler AGΔ	97,672	8,349,941
Demag Cranes AG	19,142	873,978
Deutsche Boerse AG	5,504	886,587
Deutsche Lufthansa AG	75,500	2,041,829
Deutsche Telekom AG	406,890	6,777,110
E.ON AG	40,638	7,523,104
ElringKlinger AG	4,345	485,324
Fresenius Medical Care AG & Co. KGaA	95,996	4,827,004
GEA Group AG	51,607	1,735,415
Gildemeister AG	14,108	355,033
Hannover Rueckversicherung AGΔ	78,500	4,092,247
Heidelberger Druckmaschinen AGΔ	49,800	1,337,361
Hypo Real Estate Holding AGΔ	2,583	67,123
Lanxess AG	17,745	712,422
Linde AG	20,133	2,844,449
Muenchener Rueckversicherungs AG	11,495	2,248,150
RWE AGΔ	162,177	19,935,118
Salzgitter AG	255	44,361
SAP AG	35,874	1,782,911
SGL Carbon AGΔ*	44,100	2,784,926
Siemens AG	16,861	1,827,422
SolarWorld AGΔ	18,985	904,276
Stada Arzneimittel AGΔ	16,017	1,163,452
Symrise AGΔ	86,922	2,245,061
ThyssenKrupp AGΔ	22,707	1,299,161
United Internet AGΔ	52,137	1,121,907
Volkswagen AGΔ	120	19,940
Vossloh AG	200	28,216
Wacker Chemie AGΔ	8,384	1,717,806

		122,962,300

Greece — 0.8%
Alpha Bank AE	64,676	2,144,260
Coca Cola Hellenic Bottling Co. SA	45,219	2,105,999
National Bank of Greece SA	91,603	4,833,161
Public Power Corporation	93,700	4,097,646

		13,181,066

Hong Kong — 3.0%
AAC Acoustic Technology Holdings, Inc.*	610,000	492,223
BOC Hong Kong Holdings, Ltd.	37,500	90,297
Cheung Kong Holdings, Ltd.	10,000	141,982
China Mobile, Ltd.	547,000	8,138,950
CLP Holdings, Ltd.	4,500	37,034
CNOOC, Ltd.	1,240,000	1,832,281
Dairy Farm International Holdings, Ltd.	54,900	244,305
Esprit Holdings, Ltd.	81,100	973,285
Giordano International, Ltd.	86,000	34,698
Great Eagle Holdings, Ltd.	6,000	16,267
Hang Lung Group, Ltd.	12,000	56,665
Hang Lung Properties, Ltd.	8,000	28,319
Hang Seng Bank, Ltd.Δ	269,900	4,886,369
Henderson Land Development Co., Ltd.	7,000	49,739
Hengan International Group Co., Ltd.Δ	302,000	1,036,074
Hong Kong & China Gas Co.	6,000	18,040
Hong Kong Electric Holdings, Ltd.	979,000	6,182,708
Hong Kong Exchanges and Clearing, Ltd.Δ	3,500	60,083
Hongkong Land Holdings, Ltd.	385,000	1,590,050
Hopewell Holdings	9,000	34,172
Hutchison Telecommunications International, Ltd.*	7,000	9,984
Hutchison Whampoa, Ltd.	391,600	3,705,851
Hysan Development Co., Ltd.	10,000	28,011
Industrial and Commercial Bank of China Asia, Ltd.	18,000	44,592
Jardine Matheson Holdings, Ltd.	124,000	3,915,920
Kingboard Chemical Holdings, Ltd.	7,000	24,779
Lenovo Group, Ltd.	2,562,000	1,645,969
Li & Fung, Ltd.	620,000	2,298,317
Link REIT	10,000	22,178
Midland Holdings, Ltd.	402,000	397,731
MTR Corporation	6,000	20,584
New World Development, Ltd.Δ	13,000	31,503
Noble Group, Ltd.Δ	5,000	7,992
Orient Overseas International, Ltd.	6,500	38,043
Pacific Basin Shipping, Ltd.	46,000	75,655
PCCW, Ltd.	3,000	1,889
Shui On Land, Ltd.	1,428,723	1,338,283
Sun Hung Kai Properties, Ltd.	193,600	3,019,929
Swire Pacific, Ltd. Class A	8,000	90,252
Techtronic Industries Co.Δ	698,000	690,587
Television Broadcasts, Ltd.	3,000	16,074
United Laboratories, Ltd. (The)*	322,000	122,881
Wharf Holdings, Ltd.	1,391,250	6,551,665
Wheelock & Co., Ltd.	24,000	67,226
Wing Hang Bank, Ltd.	500	7,600
Wing Lung Bank	4,300	74,976
WM Morrison Supermarkets PLC	31,654	172,289

		50,364,301

See Notes to Schedules of Investments.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil and Gas PLCΔ	11,268	$1,466,832
MOL Hungarian Oil and Gas PLC ADR	12,666	815,057

		2,281,889

India — 2.0%
Ambuja Cements, Ltd.	587,628	1,772,990
Andhra Bank, Ltd.	685,968	1,258,406
Asian Paints, Ltd.	42,751	1,278,587
Bharat Heavy Electricals, Ltd.	18,407	945,744
Bharti Airtel, Ltd.*	43,641	898,763
Cairn India, Ltd.*	164,241	917,408
Container Corporation of India, Ltd.	24,322	1,046,234
GAIL India, Ltd.	147,046	1,559,340
Hindustan Unilever, Ltd.	124,852	712,017
Housing Development Finance Corporation	101,592	6,026,011
Indraprastha Gas, Ltd.	93,800	306,510
Infosys Technologies, Ltd.	96,300	3,456,191
Infosys Technologies, Ltd. ADRΔ	96,910	3,466,471
Phoenix Mills, Ltd.	59,220	557,439
Ranbaxy Laboratories, Ltd.	95,111	1,039,417
Reliance Industries, Ltd.	17,264	974,994
Reliance Industries, Ltd. GDR	24,100	2,722,122
Rural Electrification Corporation, Ltd.*	239,381	635,147
Satyam Computer Services, Ltd.	152,361	1,505,191
Steel Authority of India	159,549	736,900
Sterlite Industries (India), Ltd. ADR*	25,200	449,064
Sun Pharma Advanced Research Co., Ltd.*	52,600	109,802
Sun Pharmaceuticals Industries, Ltd.	49,300	1,510,642
Welspun-Gujarat Stahl, Ltd.	17,689	168,932

		34,054,322

Indonesia — 0.7%
Bank Rakyat Indonesia	5,041,209	3,450,257
PT Bank Central Asia TBK	2,328,000	821,944
PT Panin Life TBK@	26,999,000	437,029
PT Ramayana Lestari Sentosa TBK	3,484,500	306,621
PT Telekomunikasi Indonesia TBK	6,371,696	6,679,725

		11,695,576

Ireland — 0.6%
Allied Irish Banks PLC	166,000	3,514,406
Anglo Irish Bank Corporation PLC	35,034	470,136
Bank of Ireland	192,600	2,850,642
CRH PLC	106,962	4,046,052

		10,881,236

Israel — 0.8%
Check Point Software Technologies, Ltd.Δ*	94,289	2,112,073
Israel Chemicals, Ltd.	54,815	767,068
Makhteshim-Agan Industries, Ltd.	199,459	1,457,868
Nice Systems, Ltd. ADRΔ*	38,496	1,086,357
Syneron Medical, Ltd.Δ*	13,200	192,060
Teva Pharmaceutical Industries, Ltd. ADRΔ	168,200	7,769,158

		13,384,584

Italy — 2.2%
Assicurazioni Generali SpAΔ	104,464	4,697,013
Banca CR FirenzeΔ	6,422	68,335
Banca Italease SpA	2,191	18,125
ENI SpA	115,417	3,935,851
Fiat SpAΔ	46,849	1,083,560
Finmeccanica SpA	6,736	229,067
Impregilo SpA	115,602	627,369
Intesa Sanpaolo SpA	1,646,779	11,608,387
Mediaset SpA	358,500	3,316,667
Prysmian SpA*	14,876	317,525
Terna Rete Elettrica Nazionale SpA	145,366	620,217
UniCredito Italiano SpA	1,635,112	10,945,320
Unione di Banche Italiane SCPA	754	19,320

		37,486,756

Japan — 13.4%
77 Bank, Ltd. (The)	4,000	22,392
Aeon Credit Service Co., Ltd.	124,100	1,658,319
Aiful CorporationΔ	1,250	20,077
Aisin Seiki Co., Ltd.	800	29,856
Alfresa Holdings CorporationΔ	500	39,276
Alps Electric Co., Ltd.Δ	8,700	85,621
Amada Co., Ltd.	10,000	75,642
Aoyama Trading Co., Ltd.	2,300	49,609
Asahi Glass Co., Ltd.Δ	10,000	110,253
Asahi Kasei Corporation	14,000	73,034
Astellas Pharma, Inc.Δ	275,700	10,676,185
Autobacs Seven Co., Ltd.	3,300	90,214
Bosch Corporation	16,000	65,008
Bridgestone Corporation	8,500	144,708
Brother Industries, Ltd.Δ	900	9,255
Calsonic Kansei CorporationΔ	10,000	36,216
Canon Marketing Japan, Inc.Δ	3,100	58,467
Canon, Inc.	373,050	17,177,963
Central Glass Co., Ltd.	18,000	70,245
Central Japan Railway Co.	354	3,657,905
Chuo Mitsui Trust Holdings, Inc.	16,000	96,790
Circle K Sunkus Co., Ltd.	7,600	129,081
Coca-Cola West Holdings Co., Ltd.Δ	400	9,631
COMSYS Holdings Corporation	15,000	130,016
Dai Nippon Printing Co., Ltd.Δ	2,000	31,822
Daiichi Sankyo Co., Ltd.	300	8,863
Dainippon Screen Manufacturing Co., Ltd.Δ	5,000	21,017
Dainippon Sumitomo Pharma Co., Ltd.Δ	2,000	18,278
Daishi Bank, Ltd.	15,000	58,086
Daito Trust Construction Co., Ltd.	54,400	2,805,136
Daiwa Securities Group, Inc.Δ	259,000	2,244,944
Denki Kagaku Kogyo KKΔ	14,000	44,101
Denso CorporationΔ	2,200	71,067
Duskin Co., Ltd.	4,200	71,039
East Japan Railway Co.	290	2,411,818
Eisai Co., Ltd.	65,300	2,227,328

See Notes to Schedules of Investments.

	Shares	Value
Exedy CorporationΔ	3,500	$99,719
FamilyMart Co., Ltd.	6,300	225,632
Fanuc, Ltd.	5,500	523,074
Fuji Fire & Marine Insurance Co., Ltd. (The)Δ	3,000	7,976
FUJIFILM Holdings CorporationΔ	5,300	187,691
Fujitsu, Ltd.Δ	224,000	1,465,168
Fukuyama Transporting Co., Ltd.Δ	2,000	7,343
Funai Electric Co., Ltd.Δ	3,600	123,876
Glory, Ltd.	3,800	80,819
H2O Retailing CorporationΔ	17,000	113,925
Hachijuni Bank, Ltd.	9,000	57,153
Haseko Corporation	8,500	12,535
Higo Bank, Ltd.	12,000	69,101
Hino Motors, Ltd.Δ	11,000	72,612
Hirose Electric Co., Ltd.Δ	24,800	2,784,029
Hisamitsu Pharmaceutical Co., Inc.Δ	41,500	1,511,286
Hitachi Cable, Ltd.Δ	2,000	7,444
Hitachi Capital Corporation	900	10,835
Hitachi Construction Machinery Co., Ltd.Δ	106,900	2,675,717
Hitachi Kokusai Electric, Inc.Δ	13,000	134,199
Hitachi Transport System, Ltd.Δ	800	12,119
Hitachi, Ltd.Δ	3,000	17,787
Hokkaido Electric Power Co., Inc.Δ	2,900	67,351
Hokkoku Bank, Ltd.	28,000	125,562
Honda Motor Co., Ltd.Δ	4,600	131,290
Hosiden CorporationΔ	33,200	660,803
Hoya CorporationΔ	88,500	2,077,548
Inpex Holdings, Inc.Δ	436	4,855,136
Isetan Co., Ltd.Δ	5,100	59,248
Itochu CorporationΔ	155,000	1,530,096
Itoham Foods, Inc.	30,000	176,665
Japan Aviation Electronics Industry, Ltd.Δ	13,000	95,465
Japan Steel Works, Ltd.Δ	292,000	4,977,006
JFE Holdings, Inc.Δ	73,600	3,263,563
JFE Shoji Holdings, Inc.Δ	24,000	168,058
JGC Corporation	11,000	167,957
JTEKT CorporationΔ	4,000	65,249
Kagoshima Bank, Ltd.Δ	11,000	81,220
Kaken Pharmaceutical Co., Ltd.	22,000	162,660
Kanto Auto Works, Ltd.	11,300	157,574
Kao Corporation	365,000	10,344,352
Kawasaki Kisen Kaisha, Ltd.Δ	1,000	9,721
KDDI Corporation	1,147	7,007,654
Keihin Corporation	9,100	131,461
Keiyo Bank, Ltd.	10,000	63,403
Kenedix, Inc.Δ	409	451,344
Keyence CorporationΔ	6,800	1,563,563
Kikkoman Corporation	1,000	12,289
Kobe Steel, Ltd.Δ	39,000	111,116
Komatsu, Ltd.	20,400	565,871
Konica Minolta Holdings, Inc.Δ	82,500	1,120,636
Kose Corporation	3,600	77,829
Kuraray Co., Ltd.Δ	188,500	2,246,569
Kureha Corporation	8,000	49,920
Kyocera CorporationΔ	700	58,778
Kyowa Hakko Kogyo Co., Ltd.Δ	4,000	38,202
Lawson, Inc.Δ	1,100	48,666
Leopalace21 Corporation	1,500	24,243
Lintec CorporationΔ	4,300	61,472
Makita CorporationΔ	200	6,280
Marubeni Corporation	354,000	2,578,292
Matsumotokiyoshi Holdings Co., Ltd.Δ	900	19,548
Matsushita Electric Industrial Co., Ltd.Δ	224,000	4,853,930
Matsushita Electric Works, Ltd.	12,000	123,395
Mazda Motor CorporationΔ	13,000	46,037
Meiji Dairies CorporationΔ	13,000	78,250
Millea Holdings, Inc.	202,400	7,472,231
Minebea Co., Ltd.	150,000	872,793
Mitsubishi CorporationΔ	315,400	9,524,017
Mitsubishi Electric Corporaiton	229,000	1,980,317
Mitsubishi Estate Co., Ltd.Δ	6,000	145,666
Mitsubishi Gas Chemical Co., Inc.	216,000	1,536,356
Mitsubishi Materials Corporation	9,000	39,095
Mitsubishi Rayon Co., Ltd.Δ	3,000	9,601
Mitsubishi UFJ Financial Group, Inc.	33,200	286,437
Mitsui & Co., Ltd.	6,000	121,589
Mitsui Fudosan Co., Ltd.Δ	98,000	1,945,645
Mitsui Mining & Smelting Co., Ltd.Δ	25,000	78,250
Mitsui OSK Lines, Ltd.	7,000	84,621
Mizuho Financial Group, Inc.Δ	273	999,649
Musashino Bank, Ltd. (The)Δ	2,900	118,409
NEC Corporation	25,000	95,305
NEC Electronics CorporationΔ	4,800	92,841
NHK Spring Co., Ltd.Δ	4,000	28,331
Nichirei CorporationΔ	3,000	14,416
Nifco, Inc.	1,700	39,140
Nintendo Co., Ltd.Δ	12,400	6,394,066
Nippon Electric Glass Co., Ltd.Δ	61,000	943,030
Nippon Express Co., Ltd.	41,000	235,684
Nippon Konpo Unyu Soko Co., Ltd.	16,000	219,422
Nippon Oil Corporation	25,000	155,999
Nippon Sheet Glass Co., Ltd.Δ	8,000	35,393
Nippon Steel CorporationΔ	28,000	141,854
Nippon Telegraph & Telephone Corporation	1,062	4,581,260
Nishi-Nippon City Bank, Ltd. (The)	17,000	44,683
Nissan Chemical Industries, Ltd.Δ	6,000	63,202
Nissan Motor Co., Ltd.Δ	3,100	25,626
Nissan Shatai Co., Ltd.	10,000	77,749
Nisshinbo Industries, Inc.	1,000	9,290
Nissin Kogyo Co., Ltd.	3,300	58,366
Nitto Denko CorporationΔ	155,000	6,546,449
Nomura Holdings, Inc.Δ	59,400	887,901
Nomura Real Estate Holdings, Inc.	1,000	16,653
NSK, Ltd.Δ	79,000	598,365
NTT Data CorporationΔ	154	673,595
Omron Corporation	92,000	1,887,440
Onward Holdings Co., Ltd.Δ	146,000	1,491,051
ORIX Corporation	19,780	2,698,713
QP CorporationΔ	21,400	220,913
Resona Holdings, Inc.Δ	843	1,403,872
Ricoh Co., Ltd.	344,000	5,652,808
Rohm Co., Ltd.Δ	1,500	92,847
Sankyo Co., Ltd.	1,500	89,085

See Notes to Schedules of Investments.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Secom Co., Ltd.	400	$19,422
Seiko Epson CorporationΔ	400	10,774
Seino Holdings CorporationΔ	2,000	13,002
Sekisui House, Ltd.Δ	3,000	27,749
Seven & Holdings Co., Ltd.	226,200	5,673,154
Shiga Bank, Ltd.The)Δ	1,000	6,782
Shimano, Inc.	1,100	50,542
Shimizu CorporationΔ	5,000	22,973
Shin-Etsu Chemical Co., Ltd.Δ	129,700	6,700,993
Shinko Electric Industries Co., Ltd.Δ	6,300	71,103
Shinwa Kaiun Kaisha, Ltd.Δ	6,000	37,861
Showa Shell Sekiyu KKΔ	11,600	117,303
SMC CorporationΔ	22,500	2,372,341
Sony CorporationΔ	4,600	183,206
Stanley Electric Co., Ltd.Δ	7,300	177,959
Sumco CorporationΔ	71,400	1,557,935
Sumco Techxiv CorporationΔ	300	7,690
Sumitomo Bakelite Co., Ltd.Δ	3,000	15,199
Sumitomo Chemical Co., Ltd.Δ	2,000	12,801
Sumitomo CorporationΔ	188,600	2,484,269
Sumitomo Electric Industries, Ltd.Δ	177,100	2,242,177
Sumitomo Heavy Industries, Ltd.	10,000	64,607
Sumitomo Metal Industries, Ltd.	16,000	60,674
Sumitomo Mitsui Financial Group, Inc.Δ	15	98,716
Sumitomo Realty & Development Co., Ltd.Δ	2,000	35,253
Suzuken Co., Ltd.	4,800	197,432
Taisei CorporationΔ	3,000	7,644
Takeda Pharmaceutical Co., Ltd.Δ	173,400	8,680,438
Takefuji CorporationΔ	3,120	66,043
TDK Corporation	2,300	135,905
Teijin, Ltd.Δ	10,000	42,135
THK Co., Ltd.	7,000	120,576
Toagosei Co., Ltd.Δ	37,000	151,816
Toho Pharmaceutical Co., Ltd.Δ	3,400	86,808
Tokai Rika Co., Ltd.	1,000	26,134
Tokai Rubber Industries, Inc.	8,400	120,927
Tokyo Electric Power Co., Inc.	3,900	104,269
Tokyo Electron, Ltd.Δ	7,600	462,039
Tokyo Steel Manufacturing Co., Ltd.Δ	5,600	75,955
Tokyo Style Co., Ltd.Δ	10,000	99,318
Tokyo Tatemono Co., Ltd.Δ	1,000	6,581
Tokyu Land Corporation	373,000	2,338,734
Toppan Printing Co., Ltd.Δ	8,000	92,777
Toshiba CorporationΔ	2,000	13,363
Toshiba Machine Co., Ltd.Δ	2,000	12,199
Toshiba TEC CorporationΔ	32,000	194,221
Toyo Seikan Kaisha, Ltd.Δ	1,700	32,284
Toyo Suisan Kaisha, Ltd.Δ	11,000	165,530
Toyoda Gosei Co., Ltd.Δ	500	18,810
Toyota Auto Body Co., Ltd.Δ	4,100	82,016
Toyota Boshoku Corporation	300	8,984
Toyota Industries CorporationΔ	55,100	1,956,802
Toyota Motor CorporationΔ	311,640	15,538,230
Trend Micro, Inc.Δ	30,000	1,176,766
Ube Industries, Ltd.Δ	17,000	55,086
Uni-Charm CorporationΔ	31,100	2,274,468
UNY Co., Ltd.Δ	5,000	47,853
Urban CorporationΔ	3,000	12,761
Ushio, Inc.Δ	66,400	1,246,998
USS Co., Ltd.	1,300	89,988
West Japan Railway Co.	880	3,866,774
Yamaha Motor Co., Ltd.	5,900	108,553
Yamato Holdings Co., Ltd.Δ	6,000	87,881
Yamato Kogyo Co., Ltd.	500	20,165
Yodogawa Steel Works, Ltd.	12,000	58,146

		227,922,493

Kazakhstan — 0.2%
Eurasian Natural Resources Corporation*	115,079	2,249,644
KazakhGold Group, Ltd. GDRΔ*	11,849	291,604

		2,541,248

Luxembourg — 0.4%
Arcelor	4,395	360,046
ArcelorMittalΔ	51,900	4,250,915
Evraz Group SA GDR	15,350	1,315,495

		5,926,456

Malaysia — 0.3%
AirAsia BHD*	1,471,200	630,153
Astro All Asia Networks PLC	112,541	123,150
Bumiputra-Commerce Holdings BHD	1,168,532	3,635,108
Sime Darby BHD	291,600	852,418
Transmile Group BHD	148,976	102,469

		5,343,298

Mexico — 1.5%
America Movil SA de CV ADR Series L*	225,113	14,337,447
Cemex SA de CV*	1,226,572	3,214,310
Corporacion Moctezuma SA de CV	181,059	432,966
Empresas ICA SAB de CV*	55,800	330,834
Empresas ICA SAB de CV ADR*	7,900	186,835
Grupo Financiero Inbursa SA	355,453	1,035,691
Grupo Televisa SA ADR	102,496	2,484,503
Kimberly-Clark de Mexico SAB de CV Class A	284,590	1,263,478
Megacable Holdings SAB de CV*	268,772	719,991
Urbi Desarrollos Urbanos SA*	127,000	414,075
Wal-Mart de Mexico SAB de CV Series VΔ	286,474	1,208,048

		25,628,178

Netherlands — 4.1%
Aegon NV	242,300	3,565,204
Akzo Nobel NV	125,224	10,047,021
Exact Holding NV	11,341	384,771
Fugro NVΔ	11,745	912,105
ING Groep NV	321,784	12,050,200
Koninklijke Ahold NV*	39,968	593,138
Koninklijke Philips Electronics NVΔ	115,030	4,404,193
Reed Elsevier NV	495,879	9,457,090
Royal Dutch Shell PLC	20,399	703,218
Royal Dutch Shell PLC Class A	259,863	8,968,291
Royal Dutch Shell PLC Class B	197,320	6,641,688
Royal KPN NV	6,002	101,390
SNS Reaal	29,639	601,287
TNT NV	80,000	2,971,851

See Notes to Schedules of Investments.

	Shares	Value
Unilever NV	242,384	$8,139,288
Vimetco NV GDR*	42,545	350,996

		69,891,731

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.Δ	1,060,562	3,118,468

Nigeria — 0.1%
First City Monument Bank PLC	1,789,926	282,865
Guaranty Trust Bank GDRΔ	78,600	1,257,600
United Bank for Africa PLC@	2,085,150	892,376

		2,432,841

Norway — 1.0%
DnB NOR ASA	147,800	2,243,549
Norsk Hydro ASA	132,700	1,933,555
StatoilHydro ASA	81,037	2,428,397
Telenor ASAΔ	374,047	7,161,641
Yara International ASA	69,450	4,016,422

		17,783,564

Papua New Guinea — 0.0%
Oil Search, Ltd.	8,146	35,958

Peru — 0.1%
Compania de Minas Buenaventura SA ADRΔ	6,500	445,250
Credicorp, Ltd.	17,605	1,262,983

		1,708,233

Philippines — 0.1%
Ayala Land, Inc.	2,421,300	623,150
International Container Terminal Services, Inc.	1,246,288	939,863

		1,563,013

Poland — 0.0%
Bank Pekao SA	6,712	595,154

Portugal — 0.1%
Portugal Telecom SGPS SA	123,391	1,433,760

Russia — 1.8%
Evraz Group SA GDR	7,958	686,775
Gazprom OAO	228,630	11,545,815
Kalina ADR	7,200	228,960
LUKOIL ADRΔ	51,775	4,400,875
Magnit OAO@*	23,000	1,091,350
Mining and Metallurgical Co. Norilsk Nickel ADRΔ	22,080	612,720
Mobile Telesystems ADRΔ	33,602	2,548,712
Novorossiysk Commercial Sea Port GDR*	57,331	859,965
Seventh Continent@	26,700	608,760
Severstal GDR 144A	31,583	715,355
Sistema JSFC GDR*	57,794	1,632,404
Vimpel-Communications ADR	31,000	926,590
VTB Bank OJSC GDRΔ*	454,293	3,284,538
VTB Bank OJSC GDR 144A*	19,000	134,140
Wimm-Bill-Dann Foods OJSC ADR	6,683	684,874
X 5 Retail Group NV GDR*	43,222	1,275,049

		31,236,882

Singapore — 0.5%
Ascendas, Ltd. REIT	2,000	3,458
CapitaCommercial Trust REIT	1,000	1,613
CapitaLand, Ltd.Δ	1,000	4,613
CapitaMall Trust REIT	4,000	10,026
Cosco Corporation Singapore, Ltd.	5,000	13,404
DBS Group Holdings, Ltd.	5,000	65,386
Golden Agri-Resources, Ltd.Δ	33,000	23,855
Haw Par Corporation, Ltd.	10,000	49,911
Indofood Agri Resources, Ltd.*	10,000	17,000
Jardine Cycle & Carriage, Ltd.	4,000	56,784
Keppel Corporation, Ltd.	12,000	86,309
Keppel Land, Ltd.	145,000	584,656
Neptune Orient Lines, Ltd.	21,000	49,584
Oversea-Chinese Banking Corporation	657,800	3,870,958
Parkway Holdings, Ltd.	7,000	16,274
SembCorp Industries, Ltd.	14,000	41,396
SembCorp Marine, Ltd.Δ	106,000	294,177
Singapore Airlines, Ltd.	2,000	22,667
Singapore Exchange, Ltd.	207,000	1,127,902
Singapore Land, Ltd.	1,000	4,940
Singapore Petroleum Co., Ltd.	15,000	73,668
Singapore Press Holdings, Ltd.	370,000	1,236,514
Singapore Telecommunications, Ltd.	36,000	102,263
United Overseas Bank, Ltd.	4,000	55,621
United Overseas Land, Ltd.	14,000	39,260
Venture Corporation, Ltd.	130,000	995,459
Wing Tai Holdings, Ltd.Δ	11,000	17,502

		8,865,200

South Africa — 1.4%
ABSA Group, Ltd.	139,192	1,742,217
Barloworld, Ltd.	18,774	249,571
Bidvest Group, Ltd.	153,512	2,120,018
FirstRand, Ltd.	302,373	596,544
Impala Platinum Holdings, Ltd.	62,324	2,405,353
Massmart Holdings, Ltd.	127,577	1,050,819
MTN Group, Ltd.	84,740	1,285,206
Murray & Roberts Holdings, Ltd.	68,737	809,418
Pick’n Pay Stores, Ltd.	86,790	304,996
Sasol, Ltd.	191,497	9,175,091
Standard Bank Group, Ltd.	294,130	3,198,800

		22,938,033

South Korea — 1.5%
Amorepacific Corporation	2,940	1,588,226
Daelim Industrial Co., Ltd.	18,738	2,393,454
GS Engineering & Construction Corporation	4,859	711,420
Hanjin Heavy Industries & Construction Co., Ltd.*	7,499	473,254
Kookmin Bank	38,853	2,173,430
Korea Electric Power Corporation	88,710	2,691,710
KTBNetwork*	22,929	180,589
LG Electronics, Inc.	9,550	1,224,668
LG.Philips LCD Co., Ltd.*	20,470	918,758
Lotte Shopping Co., Ltd.	2,515	761,852
POSCO	771	370,572
S1 Corporation	845	43,856
Samsung Electronics Co., Ltd.	9,987	6,282,527
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	8,609	1,938,514
Samsung Electronics Co., Ltd. GDR 144A	700	218,575

See Notes to Schedules of Investments.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	3,568	$736,766
Samsung Securities Co., Ltd.Δ	6,965	511,993
Shinhan Financial Group Co., Ltd.	45,401	2,397,609

		25,617,773

Spain — 4.3%
Banco Bilbao Vizcaya Argentaria SA	133,618	2,942,755
Banco Santander SA	1,014,329	20,209,392
Bankinter SAΔ	1,181	18,738
Enagas	21,851	653,036
Gamesa Corporation Tecnologica SA	29,177	1,331,231
Gas Natural SDG SA	74,300	4,595,876
Iberdrola SA	857,077	13,287,596
Inditex SA	56,047	3,113,772
Red Electrica de Espana	42,683	2,613,231
Tecnicas Reunidas SA	13,723	1,039,717
Telefonica SA	843,385	24,233,290

		74,038,634

Sri Lanka — 0.0%
Dialog Telekom, Ltd.@	1,963,210	305,044

Sweden — 0.7%
Alfa Laval ABΔ	11,850	719,953
Assa Abloy AB Class BΔ	96,300	1,746,312
Hennes & Mauritz AB Class BΔ	5,175	317,893
Nordea Bank AB	158,700	2,553,640
Scania AB	36,600	768,422
Skanska ABΔ	23,200	464,637
SKF AB	36,000	724,017
Svenska Cellulosa AB	49,200	896,337
Tele2 ABΔ	89,770	1,695,883
Telefonaktiebolaget LM Ericsson Class B	993,000	1,948,615

		11,835,709

Switzerland — 6.4%
ABB, Ltd.	277,757	7,456,450
Actelion, Ltd.*	33,974	1,852,474
Alcon, Inc.Δ	9,900	1,408,275
Baloise Holding AG	7,108	706,434
Compagnie Financiere Richemont AG Class A	41,800	2,344,437
Credit Suisse Group	15,159	771,611
Geberit AG	3,225	480,616
Helvetia Holding AG	1,207	454,554
Julius Baer Holding AG	73,444	5,413,454
Nestle SA	53,821	26,894,226
Novartis AGΔ	314,045	16,095,955
Partners Group	16,546	2,404,177
Roche Holding AG	101,785	19,155,786
Swatch Group AG	31,228	2,155,117
Syngenta AG	24,723	7,244,379
Synthes, Inc.	19,744	2,761,496
UBS AG	85,245	2,477,264
Xstrata PLC	58,365	4,085,445
Zurich Financial Services AGΔ	12,957	4,080,457

		108,242,607

Taiwan — 1.3%
Advantech Co., Ltd.	6,656	15,731
Cathay Financial Holding Co., Ltd.	790,273	2,016,036
High Tech Computer Corporation	109,160	2,454,164
HON HAI Precision Industry Co., Ltd.	201,000	1,151,237
InnoLux Display Corporation GDR 144A*	184,583	970,925
MediaTek, Inc.	124,050	1,633,338
Novatek Microelectronics Corp., Ltd.	376,919	1,377,179
Silicon Motion Technology Corporation ADRΔ*	11,700	165,204
Taiwan Fertilizer Co., Ltd.	317,000	1,382,594
Taiwan Semiconductor Manufacturing Co., Ltd.	2,609,117	5,419,289
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	407,575	4,185,795
Vanguard International Semiconductor Corporation*	627,382	450,202
Yuanta Financial Holding Co., Ltd.*	1,287,000	1,207,377

		22,429,071

Thailand — 0.2%
Airports of Thailand Public Co., Ltd.Δ	418,555	757,746
Bank of Ayudhya PCL	1,115,900	818,717
Banpu PCL ADR	73,100	965,844
Central Pattana PCL ADR@	555,200	498,155
Siam Commercial Bank Public Co., Ltd.	352,000	1,011,783

		4,052,245

Turkey — 0.3%
Akbank TAS	213,574	896,361
Coca-Cola Icecek Uretim AS*	81,653	648,671
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	240,776	185,865
Migros Turk TAS REIT	90,513	1,329,573
Sinpas Gayrimenkul Yatirim Ortakligi AS*	23,662	79,801
Turkcell Iletisim Hizmet AS	71,296	593,109
Turkcell Iletisim Hizmet AS ADRΔ	6,300	131,607
Türkiye Garanti Bankasi AS	—	1
Türkiye Is Bankasi	140,078	518,612
Yapi ve Kredi Bankasi*	700,527	1,354,538

		5,738,138

United Kingdom — 15.2%
3i Group PLC	2,644	43,553
Acergy SAΔ	82,054	1,768,423
Admiral Group PLC	50,910	811,335
AMEC PLC	273,888	3,932,720
Anglo American PLC	229,138	13,663,190
Antofagasta PLC	9,064	126,101
ARM Holdings PLCΔ	411,554	718,772
Ashmore Group PLC	88,490	492,616
Associated British Foods PLC	1,090	18,928
AstraZeneca PLC	11,218	419,448
Atkins WS PLC	8,182	170,665
Autonomy Corporation PLC*	192,399	3,507,224
Aviva PLC	494,820	6,064,091
BAE Systems PLC	370,072	3,563,964
Balfour Beatty PLC	10,806	101,011
BBA Aviation PLC	22,093	65,989
BG Group PLC	597,250	13,832,750

See Notes to Schedules of Investments.

	Shares	Value
BHP Billiton PLC	420,304	$12,467,320
Biffa PLC	1,208	8,361
BP PLC	1,338,538	13,601,355
Brit Insurance Holdings PLC	31,196	149,984
British Airways PLC*	23,554	109,503
British Energy Group PLC	17,496	226,569
British Land Co. PLC REIT	3,025	55,082
BT Group PLC	803,631	3,464,958
Capita Group PLC (The)	163,776	2,205,371
Cattles PLC	296,400	1,361,792
Centrica PLC	101,145	598,696
Charter PLC	8,720	147,101
Close Brothers Group PLC	35,049	429,183
Compass Group PLC	735,241	4,702,233
CSR PLCΔ*	17,749	114,835
Davis Service Group PLC	7,244	71,021
De La Rue PLC	112,744	1,983,598
Emap PLC	896	8,358
Galiform PLC	15,277	24,028
GKN PLC	574,106	3,466,604
GlaxoSmithKline PLC	684,071	14,472,378
Hammerson PLC REIT	536	11,850
Hays PLC	7,090	16,076
HBOS PLC	620,350	6,894,558
Home Retail Group PLC	39,135	202,910
HSBC Holdings PLCΔ	343,895	5,650,395
ICAP PLC	104,510	1,180,189
IG Group Holdings PLC	214,909	1,395,776
International Power PLC	228,505	1,804,930
Intertek Group PLC	85,609	1,753,399
JKX Oil & Gas PLC	52,093	455,156
John Wood Group PLC	149,477	1,202,948
Johnston Press PLC	264,200	650,184
Kazakhmys PLC	5,217	165,351
Kesa Electricals PLC	4,992	20,384
Land Securities Group PLC REIT	3,550	106,316
Lloyds TSB Group PLC	1,288,372	11,531,860
London Stock Exchange Group PLC	88,600	2,124,135
Man Group PLC	141,997	1,562,651
Marks & Spencer Group PLC	470,700	3,617,572
Michael Page International PLC	412,800	2,476,210
Mondi PLC	13,863	115,005
National Express Group PLC	810	16,156
National Grid PLC	22,038	302,445
Northumbrian Water Group PLC	193,773	1,343,109
Old Mutual PLC	85,643	187,817
Persimmon PLC	183,800	2,790,541
Petrofac, Ltd.	115,943	1,290,889
Premier Foods PLC	533,000	1,187,395
Premier Oil PLC*	2,131	58,702
Prudential PLC	454,235	5,999,433
Reckitt Benckiser Group PLC	196,985	10,911,251
Reed Elsevier PLC	191,930	2,441,645
Reuters Group PLC	6,689	76,996
Rexam PLC	301,800	2,554,582
Rio Tinto PLC	40,510	4,207,215
Rolls-Royce Group PLC	3,811	30,481
Royal Bank of Scotland Group PLC	1,646,999	11,023,686
Schroders PLC	1,005	18,709
Scottish & Southern Energy PLC	156,312	4,355,529
Shire PLC	13,616	263,067
Signet Group PLC	1,163,800	1,426,254
Smith & Nephew PLC	365,500	4,834,695
Smiths Group PLC	62,269	1,161,666
Spectris PLC	2,478	36,614
Spirax-Sarco Engineering PLC	36,480	743,544
Standard Chartered PLC	163,405	5,584,445
Taylor Wimpey PLC	382,700	1,424,103
Tesco PLC	658,724	4,954,778
Travis Perkins PLC	120,294	2,559,295
Trinity Mirror PLC	2,255	13,202
Tullett Prebon PLC	26,684	252,213
Tullow Oil PLC	212,462	2,785,067
Unilever PLC	373,823	12,604,944
United Business Media PLC	6,946	74,303
Vedanta Resources PLCΔ	29,429	1,224,189
Vodafone Group PLC	3,798,569	11,376,031
Weir Group PLC (The)	2,622	39,600
WPP Group PLC	510,024	6,083,403

		258,144,959

Total Foreign Common Stocks
(Cost $1,455,364,153)		1,618,329,647

EXCHANGE TRADED FUND — 0.2%
USA — 0.2%
iShares MSCI EAFE Index Fund
(Cost $4,288,053)	61,100	4,393,090

FOREIGN PREFERRED STOCKS — 0.7%
Belgium — 0.0%
Fortis*	106,120	1,675

Brazil — 0.3%
Centrais Eletricas Brasileiras SA Class B*	79,563	1,149,440
Companhia de Tecidos do Norte de Minas - Coteminas	44,542	218,306
Eletropaulo Metropolitana de Sao Paulo SA Class B*	11,091,800	869,796
Investimentos Itau SA	542,658	3,145,171
Usinas Siderurgicas de Minas Gerais SA	800	44,785

		5,427,498

Chile — 0.0%
Embotelladora Andina SA	66,700	220,871

Germany — 0.2%
Fresenius AGΔ	20,717	1,725,299
Porsche AG	4,368	798,420

		2,523,719

Russia — 0.1%
URSA Bank@*	860,100	1,032,120

South Korea — 0.1%
Samsung Electronics Co., Ltd.	4,643	2,090,956

Total Foreign Preferred Stocks
(Cost $9,665,796)		11,296,839

See Notes to Schedules of Investments.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 22.3%
GuideStone Money Market Fund (GS4 Class)¥	48,675,323	$48,675,323
Northern Institutional Liquid Assets Portfolio§	331,039,693	331,039,693

Total Money Market Funds
(Cost $379,715,016)		379,715,016

TOTAL INVESTMENTS — 118.2%
(Cost $1,849,033,018)		2,013,734,592

Liabilities in Excess of Other Assets — (18.2)%		(310,328,892)

NET ASSETS — 100.0%		$1,703,405,700

PORTFOLIO SUMMARY (based on net assets)
	%
Foreign Common Stocks
United Kingdom	15.2
Japan	13.4
France	8.1
Germany	7.2
Switzerland	6.4
Spain	4.3
Australia	4.2
Netherlands	4.1
Hong Kong	3.0
Brazil	2.3
Italy	2.2
India	2.0
Russia	1.8
Canada	1.5
Mexico	1.5
South Korea	1.5
South Africa	1.4
China	1.4
Taiwan	1.3
Denmark	1.1
Finland	1.0
Norway	1.0
Belgium	0.8
Greece	0.8
Israel	0.8
Indonesia	0.7
Sweden	0.7
Egypt	0.6
Ireland	0.6
Singapore	0.5
Austria	0.4
Czech Republic	0.4
Luxembourg	0.4
Bermuda	0.3
Malaysia	0.3
Turkey	0.3
Chile	0.2
Kazakhstan	0.2
New Zealand	0.2
Thailand	0.2
Colombia	0.1
Estonia	0.1
Hungary	0.1
Nigeria	0.1
Peru	0.1
Philippines	0.1
Portugal	0.1
Argentina	0.0	**
Bahrain	0.0	**
Cyprus	0.0	**
Papua New Guinea	0.0	**
Poland	0.0	**
Sri Lanka	0.0	**

Total Foreign Common Stocks	95.0

Total Money Market Funds	22.3

Total Futures Contracts	2.8

Total Foreign Preferred Stocks	0.7

Total Forward Foreign Currency Contracts	(0.6)

Domestic Exchange Traded Fund	0.2

Total Investments	120.4

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$2,013,734,592	$546,764
Level 2 — Other Significant Observable Inputs	—	32,281
Level 3 — Significant Unobservable Inputs	—	—

Total	$2,013,734,592	$579,045

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2008, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of 144A Securities
Money Market	$72,390,635	6.71%
Low-Duration Bond	29,469,951	3.72
Medium-Duration Bond	75,065,515	6.12
Extended-Duration Bond	69,612,822	12.35
Global Bond	14,133,750	11.94
Small Cap Equity	3,342,490	0.69
International Equity	6,136,287	0.36

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2).
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1).
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2008.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)	Fair valued securities were held in the Value Equity Fund, Growth Equity Fund and Small Cap Equity Fund at an aggregate market value of $1,209, $0 and $0, respectively, which amounted to 0.00% of each of those funds.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars.
(B)	—	Par is denominated in Brazilian Real.
(C)	—	Par is denominated in Canadian Dollars.
(E)	—	Par is denominated in Euro.
(G)	—	Par is denominated in Singapore Dollars.
(J)	—	Par is denominated in Japanese Yen.
(L)	—	Par is denominated in Turkish Lira.
(M)	—	Par is denominated in Mexican Pesos.
(P)	—	Par is denominated in Argentinian Pesos.
(R)	—	Par is denominated in Russian Rubles.
(T)	—	Par is denominated in Thailand Baht.
(U)	—	Par is denominated in British Pounds.
(W)	—	Par is denominated in South Korean Won.
(Z)	—	Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:

(a)	—	Counterparty to contract is Bank of America.
(b)	—	Counterparty to contract is Barclays Capital.
(c)	—	Counterparty to contract is BNP Paribas.
(d)	—	Counterparty to contract is Citibank NA London.
(f)	—	Counterparty to contract is Deutsche Bank AG.
(g)	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
(h)	—	Counterparty to contract is JPMorgan Chase Bank.
(i)	—	Counterparty to contract is Lehman Brothers Special Financing, Inc.
(j)	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
(k)	—	Counterparty to contract is Morgan Stanley Capital Services.
(l)	—	Counterparty to contract is Northern Trust.
(m)	—	Counterparty to contract is Royal Bank of Scotland.
(n)	—	Counterparty to contract is UBS AG.
(o)	—	Counterparty to contract is Union Bank of Switzerland.
(p)	—	Counterparty to contract is Credit Suisse International.

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NOTE 1: VALUATION OF SECURITIES

GuideStone Funds (each a “Fund” and together, the “Funds”) (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees.

Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS 157 as of the commencement of investment operations, January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the fair value hierarchy for each Fund is included at the end of each Fund’s Schedule of Investments.

NOTE 2: FUTURES CONTRACTS

Investments as of March 31, 2008, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of open futures contracts is as follows:

	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
MyDestination 2005 Fund
June 2008 S&P 500® E-Mini	9	$595,800	$2,893

MyDestination 2015 Fund
June 2008 S&P 500® E-Mini	30	$1,986,000	$15,641

MyDestination 2025 Fund
June 2008 S&P 500® E-Mini	23	$1,522,600	$16,476

MyDestination 2035 Fund
June 2008 S&P 500® E-Mini	12	$794,400	$137

MyDestination 2045 Fund
June 2008 S&P 500® E-Mini	9	$595,800	$2,831

Flexible Income Fund
June 2008 S&P 500®	3	$993,000	$25,800

Growth & Income Fund
June 2008 S&P 500®	25	$8,275,000	$4,206

	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Capital Opportunities Fund
June 2008 S&P 500®	31	$10,261,000	$(18,569)

Global Equity Fund
June 2008 S&P 500®	26	$8,606,000	$32,515

Flexible Income Fund I
June 2008 S&P 500® E-Mini	3	$198,600	$1,984

Growth & Income Fund I
June 2008 S&P 500® E-Mini	39	$2,581,800	$14,334

Capital Opportunities Fund I
June 2008 S&P 500® E-Mini	39	$2,581,800	$18,119

Global Equity Fund I
June 2008 S&P 500® E-Mini	38	$2,515,600	$8,323

Low-Duration Bond Fund
June 2008 90-Day Euro	187	$45,688,775	$703,587
September 2008 90-Day Euro	94	23,007,675	615,775
December 2009 90-Day Euro	52	12,628,850	(19,500)
September 2009 90-Day EURIBOR	124	47,111,034	(93,826)
June 2008 5-Year U.S.Treasury Note	(493)	(56,317,547)	(365,828)
June 2008 Long Gilt	2	441,781	(1,471)
June 2008 90-Day Sterling	(461)	(108,137,658)	(74,445)
June 2009 90-Day Sterling	38	9,000,462	149,635
September 2008 90-Day Sterling	210	49,424,209	20,799
December 2008 90-Day Sterling	94	22,190,844	136990
June 2008 Euro-BOBL	110	19,169,811	(256,956)
June 2008 Euro-Bund	76	13,915,915	(105,773)
June 2008 2-Year U.S. Treasury Note	830	178,164,688	545,859
June 2008 10-Year U.S. Treasury Note	302	35,923,844	1,385,953
June 2008 U.S. Long Treasury Bond	(392)	(46,568,375)	(568,062)

			$2,072,737

Medium-Duration Bond Fund
June 2008 90-Day Euro	27	$6,596,775	$120,108
June 2009 90-Day Euro	101	24,651,575	525,450
December 2009 90-Day Euro	72	17,486,100	(27,000)
June 2008 90-Day EURIBOR	30	11,308,434	(18,361)
September 2009 90-Day EURIBOR	101	38,372,697	(76,415)
June 2008 5-Year U.S.Treasury Note	(1,177)	(134,453,859)	(1,044,173)
June 2008 90-Day Sterling	(208)	(48,790,961)	(38,757)
September 2008 90-Day Sterling	395	92,964,584	91,020
December 2008 90-Day Sterling	217	51,227,800	276,389
June 2008 Euro-BOBL	(198)	(34,505,660)	189,642
June 2008 Euro-Bund	1	183,104	(14,299)

	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
June 2008 2-Year U.S. Treasury Note	(458)	$(98,312,563)	$(47,342)
June 2008 10-Year U.S. Treasury Note	1,663	197,819,047	6,398,918
June 2008 U.S. Long Treasury Bond	(913)	(108,461,547)	(713,745)

			$5,621,435

Global Bond Fund
June 2008 90-Day Euro	74	$18,080,050	$544,455
September 2008 90-Day Euro	77	18,846,713	99,715
June 2008 5-Year U.S. Treasury Note	26	2,970,094	46,917
June 2008 Euro-BOBL	63	10,979,074	(115,533)
June 2008 Euro-Bund	9	1,647,937	(13,112)

			$562,442

Equity Index Fund
June 2008 S&P 500®	19	$6,289,000	$(8,406)

Real Estate Securities Fund
June 2008 Russell 2000® IMM-Mini	131	$9,039,000	$83,088

Value Equity Fund
June 2008 S&P 500®	85	$28,135,000	$84,439
June 2008 S&P 500® E-Mini	58	3,839,600	16,813

			$101,252

Growth Equity Fund
June 2008 S&P 500®	166	$54,946,000	$819,070

Small Cap Equity Fund
March 2009 90-Day Euro	10	$2,445,375	$2,863
September 2008 90-Day Euro	10	2,447,625	19,138
December 2008 90-Day Euro	2	489,200	1,365
June 2008 90-Day EURIBOR	10	3,769,478	(11,920)
September 2008 90-Day EURIBOR	3	1,135,343	(7,602)
December 2008 90-Day EURIBOR	5	1,894,804	(2,704)
June 2008 5-Year U.S. Treasury Note	11	1,256,578	17,172
September 2008 90-Day Sterling	5	1,176,767	(4,952)
December 2008 90-Day Sterling	13	3,068,947	(6,206)
June 2008 Euro-BOBL	4	697,084	(8,470)
June 2008 Russell 2000® IMM-Mini	903	62,307,000	1,950,049
June 2008 2-Year U.S. Treasury Note	7	1,502,594	7,481
June 2008 10-Year U.S. Treasury Note	(60)	(7,137,187)	(207,487)
June 2008 U.S. Long Treasury Bond	34	4,039,094	52,635

			$1,801,362

	Open Purchase (Sale) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
International Equity Fund
April 2008 CAC40 Index	1	$74,407	$35,750
April 2008 AEX Index	26	3,627,382	25,271
June 2008 DAX Index Future	(4)	(1,041,269)	37,302
April 2008 Hang Seng Index	16	2,326,200	(57,679)
April 2008 IBEX 35	(13)	(2,716,329)	73,467
June 2008 S&P /TSE 60 Index	1	153,110	(859)
April 2008 OMXS30 Index Future	(141)	(2,207,482)	3,344
April 2008 MSCI Singapore Index	2	107,959	89
June 2008 S&P MIB Index	9	2,176,931	(5,616)
June 2008 TOPIX Index®	87	10,608,798	102,105
June 2008 DJ Euro Stoxx®	352	19,722,581	165,234
June 2008 SPI 200 Futures®	(1)	(123,285)	123,921
June 2008 FTSE 100 Index®	136	15,407,864	44,435

			$546,764

NOTE 3: FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2008, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/08/08	British Pounds	526,000	U.S. Dollars	1,045,061	$1,739
04/08/08	British Pounds	527,000	U.S. Dollars	1,047,732	2,426
04/08/08	British Pounds	526,000	U.S. Dollars	1,045,534	2,212
04/17/08	U.S. Dollars	145,588	Canadian Dollars	145,000	(4,364)
04/17/08	British Pounds	3,008,000	U.S. Dollars	5,946,816	(15,708)
04/23/08	Euro	175,221	U.S. Dollars	256,874	(19,538)
04/28/08	Euro	2,823,000	U.S. Dollars	4,398,234	(54,304)
05/12/08	U.S. Dollars	6,622,524	Japanese Yen	673,312,000	149,676
05/12/08	Japanese Yen	240,920,678	U.S. Dollars	2,400,000	(23,190)
06/09/08	U.S. Dollars	1,650,060	Swiss Francs	1,719,000	80,897
06/09/08	Swiss Francs	1,719,000	U.S. Dollars	1,648,953	(82,005)
10/10/08	U.S. Dollars	4,360,000	Chinese Yuan	29,961,920	183,727
10/10/08	U.S. Dollars	3,840,537	Chinese Yuan	26,334,560	153,101
10/10/08	U.S. Dollars	4,238,220	Chinese Yuan	28,747,845	121,393

					$496,062

Medium-Duration Bond Fund
03/31/08	Euro	1,758,896	U.S. Dollars	2,608,132	$(168,737)
04/08/08	British Pounds	726,000	U.S. Dollars	1,443,075	3,053
04/08/08	British Pounds	726,000	U.S. Dollars	1,443,365	3,343
04/08/08	British Pounds	726,000	U.S. Dollars	1,442,422	2,400
04/15/08	U.S. Dollars	63,260	Mexican Dollars	680,238	528
04/15/08	Mexican Dollars	37,280,678	U.S. Dollars	3,384,076	(111,837)
04/15/08	U.S. Dollars	3,450,862	Mexican Dollars	37,280,678	45,051
04/17/08	British Pounds	1,897,000	U.S. Dollars	3,750,369	(9,906)
04/17/08	British Pounds	332,000	U.S. Dollars	657,543	(555)
04/28/08	Euro	3,818,000	U.S. Dollars	5,948,444	(73,444)
04/30/08	Euro	1,758,896	U.S. Dollars	2,774,994	993
05/07/08	Canadian Dollars	667,776	U.S. Dollars	667,776	17,640
05/07/08	Euro	1,448,485	U.S. Dollars	2,133,039	(150,553)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
05/12/08	U.S. Dollars	5,794,344	Japanese Yen	589,111,000	$132,544
05/12/08	Japanese Yen	321,227,567	U.S. Dollars	3,200,000	(32,506)
05/12/08	U.S. Dollars	1,560,109	Japanese Yen	156,000,000	8,945
07/02/08	U.S. Dollars	972,000	Brazilian Real	1,858,950	67,748
07/02/08	Brazilian Real	77,397	U.S. Dollars	40,469	710
07/02/08	U.S. Dollars	973,000	Brazilian Real	1,856,971	65,640
07/02/08	U.S. Dollars	972,000	Brazilian Real	1,860,408	68,563
07/02/08	U.S. Dollars	3,000,000	Chinese Yuan	21,780,000	201,066
07/10/08	U.S. Dollars	2,928,042	Russian Rubles	74,079,460	197,043
07/10/08	U.S. Dollars	512,000	Russian Rubles	12,980,480	35,589
07/10/08	U.S. Dollars	512,000	Russian Rubles	12,981,760	35,643
07/10/08	U.S. Dollars	2,747,000	Russian Rubles	68,221,745	130,974
10/10/08	U.S. Dollars	2,480,599	Chinese Yuan	17,009,464	98,888
10/10/08	U.S. Dollars	2,816,000	Chinese Yuan	19,351,552	118,664
10/10/08	U.S. Dollars	1,894,479	Chinese Yuan	12,850,250	54,262
11/19/08	U.S. Dollars	365,338	Russian Rubles	9,062,200	11,608
12/02/08	Brazilian Real	183,350	U.S. Dollars	100,000	1,177
12/02/08	Brazilian Real	408,940	U.S. Dollars	230,000	9,587
12/02/08	Brazilian Real	36,670	U.S. Dollars	20,000	235
12/02/08	Brazilian Real	245,228	U.S. Dollars	135,000	2,826
12/02/08	Brazilian Real	228,000	U.S. Dollars	125,000	2,111

					$769,293

Global Bond Fund
05/07/08	Australian Dollars	603,028	U.S. Dollars	530,455	$(18,056)
05/07/08	Australian Dollars	250,000	U.S. Dollars	219,325	(8,073)
05/07/08	U.S. Dollars	516,367	Australian Dollars	587,221	17,764
05/07/08	Australian Dollars	631,336	U.S. Dollars	554,970	(19,288)
05/07/08	U.S. Dollars	1,126,294	Canadian Dollars	1,130,208	(25,943)
05/07/08	U.S. Dollars	1,474,110	Euro	1,000,000	102,429
05/07/08	U.S. Dollars	883,200	Euro	600,000	62,723
05/07/08	Euro	279,420	U.S. Dollars	411,233	(29,283)
05/07/08	Euro	808,255	U.S. Dollars	1,190,778	(83,468)
05/07/08	U.S. Dollars	2,753,989	Euro	1,870,000	194,141
05/07/08	Euro	4,151,325	U.S. Dollars	6,114,114	(430,611)
05/07/08	Euro	4,252,628	U.S. Dollars	6,262,420	(442,012)
05/07/08	Euro	1,605,365	U.S. Dollars	2,370,000	(160,920)
05/07/08	Euro	349,102	U.S. Dollars	514,504	(35,869)
05/07/08	U.S. Dollars	968,401	Euro	615,015	1,195
05/07/08	British Pounds	200,000	U.S. Dollars	395,150	(686)
05/07/08	British Pounds	1,700,000	U.S. Dollars	3,358,010	(6,594)
05/07/08	British Pounds	200,000	U.S. Dollars	394,746	(1,090)
05/07/08	British Pounds	300,000	U.S. Dollars	581,100	(12,654)
05/07/08	Hungarian Forint	200,116,188	U.S. Dollars	1,132,071	(73,312)
05/07/08	Hungarian Forint	158,920,000	U.S. Dollars	968,401	11,160
05/07/08	U.S. Dollars	9,549,983	Japanese Yen	1,011,467,400	620,628
05/07/08	Japanese Yen	71,733,160	U.S. Dollars	677,668	(43,631)
05/07/08	Japanese Yen	128,025,470	U.S. Dollars	1,207,127	(80,208)
05/07/08	Japanese Yen	122,796,100	U.S. Dollars	1,190,000	(44,752)
05/07/08	Mexican Pesos	30,553,760	U.S. Dollars	2,787,243	(69,570)
05/07/08	U.S. Dollars	3,216,332	Mexican Pesos	34,800,000	37,511
05/07/08	Turkish Lira	2,377,965	U.S. Dollars	1,949,951	192,255

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
05/07/08	U.S. Dollars	514,504	Turkish Lira	625,905	$(51,860)
05/07/08	U.S. Dollars	135,710	South African Rand	988,065	(15,009)
05/07/08	Israeli New Shekels	7,247,130	U.S. Dollars	1,986,713	(107,549)
05/07/08	U.S. Dollars	2,084,353	Israeli New Shekels	7,247,130	9,908
05/14/08	Brazilian Real	1,666,365	U.S. Dollars	937,899	(3,840)
05/14/08	U.S. Dollars	666,841	Indonesian Rupiahs	6,231,625,000	7,213
05/14/08	U.S. Dollars	1,200,302	Indian Rupees	47,700,000	(15,998)
05/14/08	U.S. Dollars	739,020	South Korean Won	700,000,000	(31,666)
05/14/08	U.S. Dollars	633,561	Malaysian Ringgits	2,048,938	6,658
05/14/08	U.S. Dollars	1,348,414	Philippines Pesos	55,676,000	(20,963)

					$(569,320)

Small Cap Equity Fund
05/07/08	Euro	330,000	U.S. Dollars	485,958	$(34,300)

International Equity Fund
04/30/08	British Pounds	9,404,500	U.S. Dollars	18,628,434	$4,003
06/18/08	U.S. Dollars	500,848	Australian Dollars	550,000	(3,626)
06/18/08	U.S. Dollars	591,549	Swiss Francs	592,000	4,533
06/18/08	U.S. Dollars	2,991,933	Euro	1,921,000	29,896
06/18/08	U.S. Dollars	1,754,841	British Pounds	890,000	410
06/18/08	U.S. Dollars	1,676,760	Japanese Yen	165,880,000	(5,129)
06/18/08	U.S. Dollars	196,854	Swedish Kroner	1,188,000	2,194

					$32,281

NOTE 4: FEDERAL INCOME TAX INFORMATION

At March 31, 2008, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities	Federal Tax Cost
MyDestination 2005	$(4,279,873)	$790,465	$(5,070,338)	$67,628,144
MyDestination 2015	(18,027,361)	1,250,097	(19,277,458)	192,706,065
MyDestination 2025	(15,983,659)	4,546	(15,988,205)	124,730,193
MyDestination 2035	(6,204,293)	353	(6,204,646)	43,811,794
MyDestination 2045	31,154,270	—	(2,237,559)	16,963,478
Flexible Income	31,154,270	32,560,170	(1,405,900)	294,921,311
Growth & Income	82,787,791	89,783,875	(6,996,084)	1,182,191,106
Capital Opportunities	72,662,089	79,988,938	(7,326,849)	920,621,211
Global Equity	72,355,222	81,515,418	(9,160,196)	816,904,584
Flexible Income I	(4,699,223)	—	(4,699,223)	69,644,998
Growth & Income I	(32,705,632)	—	(32,705,632)	369,983,319
Capital Opportunities I	(22,592,098)	1,898,873	(24,490,971)	250,706,667
Global Equity I	(21,586,600)	1,447,831	(23,034,431)	192,463,633
Money Market	—	—	—	1,079,432,399
Low-Duration Bond	(5,120,356)	11,998,146	(17,118,502)	1,092,886,869
Medium-Duration Bond	(20,285,575)	29,137,982	(49,423,557)	1,881,413,777
Extended-Duration Bond	6,279,821	20,065,008	(13,785,187)	600,497,179
Global Bond	(5,387,986)	254,114	(5,642,100)	159,942,403
Equity Index	76,243,266	128,512,674	(52,269,408)	393,882,474

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities	Federal Tax Cost
Real Estate Securities	$(12,683,320)	$—	$(12,683,320)	$180,090,731
Value Equity	(14,844,979)	158,971,529	(173,816,508)	1,612,367,262
Growth Equity	177,959,338	248,585,902	(70,626,564)	1,491,352,892
Small Cap Equity	(23,006,658)	39,508,994	(62,515,652)	727,287,578
International Equity	156,836,223	226,146,106	(69,309,883)	1,856,898,369

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 29, 2008

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date May 28, 2008

*	Print the name and title of each signing officer under his or her signature.